                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-5443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Asset Management,
                                         Inc., 1111 East Warrenville Road,
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  March 31, 2004

DATE OF REPORTING PERIOD:  April 1, 2003 through September 30, 2003

                        Item 1. Reports to Stockholders

                                   CALAMOS(R)
                        Strategies for Serious Money(R)



                      [PHOTO]       [PHOTO]       [PHOTO]

                            CALAMOS FAMILY OF FUNDS

                     SEMI-ANNUAL REPORT SEPTEMBER 30, 2003

               CALAMOS Convertible Fund
               CALAMOS Growth and Income Fund
               (formerly named Convertible Growth and Income Fund) CALAMOS Market Neutral Fund
               CALAMOS Growth Fund
               CALAMOS Global Growth and Income Fund
               (formerly named Global Convertible Fund)
               CALAMOS High Yield Fund
               CALAMOS Mid Cap Value Fund
               (effective 12/1/03, to be renamed Value Fund)

                               PRESIDENT'S LETTER


--------------------------------------------------------------------------------
PRESIDENT PHOTO
--------------------------------------------------------------------------------

Dear Shareholder,

       Halfway through another fiscal year for the CALAMOS Family of Funds, we take this opportunity to review the Funds' performance and financial highlights. As part of our commitment to providing investors with Strategies for Serious Money, we value the opportunity to deliver timely and insightful information.
       At CALAMOS, fundamental to all of our strategies is active risk management. Over the past two quarters as the markets moved forward on the heels of the fiscal and monetary policies rolled out earlier in the year, the Funds' performance reflected the value of a risk-managed approach to investing. By focusing on investment opportunities that help maintain each Fund's appropriate risk/reward profile during all phases of the market cycle, each of the Funds delivered strong returns while remaining positioned to weather unforeseen turns in the market as the economy continues on its path towards recovery.
       Thank you for your continued confidence in the CALAMOS Family of Funds. We look forward to continuing to helping you achieve your long-term financial goals with Strategies for Serious Money.

Sincerely,

/s/ John P. Calamos

John P. Calamos, Sr.
Chairman,
Chief Executive Officer and
Chief Investment Officer



                        Strategies for Serious Money (R)                       1

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
CONVERTIBLE BONDS (56.6%)
                   CAPITAL GOODS - INDUSTRIAL (7.2%)
$  3,200,000       Briggs & Stratton Corp.(b)
                   5.000%, 05/15/06                $    3,924,000
                   General Motors Corp.(c)
  18,750,000       5.250%, 03/06/32                    17,235,000
  10,525,000       6.250, 07/15/33                     11,345,950
   6,825,000       Kaydon Corp.(b)
                   4.000%, 05/23/23                     7,174,781
                   Tyco International, Ltd.
  27,500,000       3.125%, 01/15/23(b)                 31,006,250
  24,000,000       2.750%, 01/15/18                    26,430,000
                                                   --------------
                                                       97,115,981
                                                   --------------
                   CAPITAL GOODS - TECHNOLOGY (14.8%)
  13,650,000       Advanced Energy Industries,
                   Inc.
                   5.000%, 09/01/06                    13,513,500
  13,300,000       Agilent Technologies, Inc.
                   3.000%, 12/01/21                    13,482,875
   3,245,000       Bisys Group, Inc.(b)
                   4.000%, 03/15/06                     3,131,425
                   Brooks-PRI Automation, Inc.
   7,825,000       4.750%, 06/01/08                     7,306,594
   1,310,000       4.750%, 06/01/08(b)                  1,223,212
  22,500,000       Computer Associates
                   International, Inc.(b)
                   1.625%, 12/15/09                    33,300,000
  14,000,000       Cypress Semiconductor Corp.(b)
                   1.250%, 06/15/08                    18,882,500
   7,400,000       Fair Isaac Corp.(b)
                   1.500%, 08/15/23                     7,945,750
   5,000,000       First Data Corp.
                   2.000%, 03/01/08                     5,425,000
                   GTECH Holdings Corp.
   5,000,000       1.750%, 12/15/21(b)                  8,087,500
   2,000,000       1.750%, 12/15/21                     3,235,000
  18,650,000       Juniper Networks, Inc.(b)
                   0.000%, 06/15/08                    18,673,312
                   L-3 Communications Holdings
   9,500,000       4.000%, 09/15/11                     9,737,500
   2,920,000       5.250%, 06/01/09                     3,274,050
   2,000,000       Liberty Media Corp.
                   (Motorola)(b)
                   3.500%, 01/15/31                     1,550,000
   8,975,000       LSI Logic Corp.(b)
                   4.000%, 05/15/10                     9,737,875
  11,000,000       Micron Technology, Inc.(b)
                   2.500%, 02/01/10                    14,685,000
                   Symantec Corp.
   3,500,000       3.000%, 11/01/06                     6,641,250
   2,995,000       3.000%, 11/01/06(b)                  5,683,012
  12,200,000       Yahoo!, Inc.(b)
                   0.000%, 04/01/08                    13,618,250
                                                   --------------
                                                      199,133,605
                                                   --------------
                   CONSUMER CYCLICAL (7.5%)
   2,500,000       Alaska Air Group, Inc.(b)
                   3.528%, 03/21/23                     3,197,175
   4,000,000       Church & Dwight Co., Inc.(b)
                   5.250%, 08/15/33                     4,270,000

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$ 37,000,000       International Game
                   Technology(b)
                   0.000%, 01/29/33                $   24,928,750
  14,600,000       Lear Corp.(b)
                   0.000%, 02/20/22                     7,117,500
                   Royal Caribbean Cruises, Ltd.
  41,000,000       0.000%, 02/02/21                    18,296,250
   6,500,000       0.000%, 05/18/21                     3,306,875
                   The Gap, Inc.
   9,500,000       5.750%, 03/15/09(b)                 11,946,250
   2,000,000       5.750%, 03/15/09                     2,515,000
  25,000,000       Walt Disney Company
                   2.125%, 04/15/23                    25,656,250
                                                   --------------
                                                      101,234,050
                                                   --------------
                   CONSUMER GROWTH STAPLES (14.2%)
   1,730,000       AmerisourceBergen Corp.(b)
                   5.000%, 12/01/07                     2,047,887
  34,000,000       Amgen, Inc.
                   0.000%, 03/01/32                    26,052,500
   6,665,000       Apria Healthcare Group,
                   Inc.(b)
                   3.375%, 09/01/33                     7,364,825
   7,500,000       Bowne & Co., Inc.(b)
                   5.000%, 10/01/33                     7,415,625
  11,100,000       Cracker Barrel Old Country
                   Store, Inc.(b)
                   0.000%, 04/03/32                     5,355,750
  17,000,000       Genentech, Inc.(b)
                   0.000%, 01/19/15                    13,132,500
  11,000,000       Givaudan, SA
                   1.000%, 06/07/06                    15,534,200
   7,000,000       Hasbro, Inc.(b)
                   2.750%, 12/01/21                     7,752,500
                   Health Management Associates, Inc.
   8,775,000       0.000%, 01/28/22(b)                  7,820,719
   5,200,000       0.000%, 01/28/22                     4,634,500
  18,300,000       Invitrogen Corp.(b)
                   2.000%, 08/01/23                    20,198,625
  17,720,000       Liberty Media Corp. (AOL Time
                   Warner)(b)
                   0.750%, 03/30/23                    19,115,450
  11,000,000       Liberty Media Corp. (Viacom,
                   Inc.)
                   3.250%, 03/15/31                    10,725,000
  11,500,000       News Corporation, Ltd.
                   (British SKY Broadcasting)(b)
                   0.750%, 03/15/2023                  11,374,219
   5,300,000       Reebok International, Ltd.(b)
                   4.250%, 03/01/21                     5,624,625
  23,000,000       Watson Pharmaceuticals,
                   Inc.(b)
                   1.750%, 03/15/23                    28,002,500
                                                   --------------
                                                      192,151,425
                                                   --------------
                   CONSUMER STAPLES (2.9%)
   5,250,000       Bunge, Ltd(b)
                   3.750%, 11/15/22                     5,676,563
  47,000,000       General Mills, Inc.(b)
                   0.000%, 10/28/22                    33,428,750
                                                   --------------
                                                       39,105,313
                                                   --------------

 2             See accompanying Notes to Schedule of Investments.

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   ENERGY (0.5%)
$  6,300,000       Halliburton Company, Inc.(b)
                   3.125%, 07/15/23                $    6,331,500
                                                   --------------
                   FINANCIAL (3.3%)
   9,600,000       Goldman Sachs, MTN
                   1.000%, 12/12/07                     9,432,384
   8,730,000       Providian Financial Corp.
                   4.000%, 05/15/08                    10,126,800
  13,300,000       Select Insurance Group(b)
                   1.616%, 09/24/32                     6,018,250
  20,750,000       Travelers Property Casualty
                   Corp.(c)
                   4.500%, 04/15/32                    19,413,700
                                                   --------------
                                                       44,991,134
                                                   --------------
                   TELECOMMUNICATIONS (6.0%)
  13,500,000       Andrew Corp.(b)
                   3.250%, 08/15/13                    15,997,500
   4,800,000       Corning, Inc.
                   3.500%, 11/01/08                     5,646,000
  19,500,000       Comverse Technology, Inc.(b)
                   0.000%, 05/15/23                    20,718,750
   5,500,000 EUR   Deutsche Telekom, AG
                   6.500%, 06/01/06                     6,742,888
   6,400,000       Harris Corp.(b)
                   3.500%, 08/15/22                     6,904,000
                   Lucent Technologies, Inc.
   6,100,000       2.750%, 06/15/25                     5,901,750
   3,200,000       2.750%, 06/15/23                     3,020,000
  10,800,000       UTStarcom, Inc.(b)
                   0.875%, 03/01/08                    16,065,000
                                                   --------------
                                                       80,995,888
                                                   --------------
                   UTILITIES (0.2%)
   2,000,000       CenterPoint Energy, Inc.(b)
                   3.750%, 05/15/23                     2,052,500
                                                   --------------
                   TOTAL CONVERTIBLE BONDS
                   (Cost $698,493,599)                763,111,396
                                                   ==============

 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (24.1%)
                   CAPITAL GOODS - INDUSTRIAL (4.3%)
   1,352,000       Ford Motor Company Capital
                   Trust II
                   6.500%                              58,555,120
                                                   --------------
                   CAPITAL GOODS - TECHNOLOGY (4.7%)
     430,000       Electronic Data Systems Corp.
                   7.625%                               8,797,800
     335,000       Motorola, Inc.
                   7.000%                              12,703,200

 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
     155,000       Northrop Grumman Corp.
                   7.250%                          $   15,159,000
     142,400       Raytheon Company
                   8.250%                               7,540,080
     185,000       Xerox Corp.
                   6.250%                              18,870,000
                                                   --------------
                                                       63,070,080
                                                   --------------
                   CONSUMER CYCLICAL (0.5%)
     172,000       Toys "R" Us, Inc.
                   6.250%                               6,759,600
                                                   --------------
                   CONSUMER GROWTH STAPLES (4.8%)
      87,000       Anthem, Inc.
                   6.000%                               7,417,620
     800,000       Baxter International, Inc.
                   7.000%                              42,060,000
     340,000       Cendant Corp.
                   7.750%                              15,565,200
                                                   --------------
                                                       65,042,820
                                                   --------------
                   CREDIT CYCLICALS (2.6%)
     170,000       New York Community Capital
                   Trust V
                   6.000%                              10,922,500
                   Washington Mutual, Inc.
     307,530       5.375%                              16,628,147
     133,400       5.375%(b)                            7,212,938
                                                   --------------
                                                       34,763,585
                                                   --------------
                   ENERGY (0.1%)
      20,000       Southern Union Company
                   5.750%                               1,126,600
                                                   --------------
                   FINANCIAL (5.1%)
     520,000       Chubb Corp.
                   7.000%                              14,591,200
     141,700       Commerce Capital Trust II(b)
                   5.950%                               8,041,475
     173,700       LaBranche & Company, Inc.
                   6.750%                               3,116,179
     365,000       National Australia Bank, Ltd.
                   7.875%                              13,140,000
     170,000       Prudential Financial, Inc.
                   6.750%                              10,157,500
     127,000       Reinsurance Group of America,
                   Inc.
                   5.750%                               7,572,375
      52,200       State Street Corp.
                   6.750%                              11,682,360
                                                   --------------
                                                       68,301,089
                                                   --------------
                   TELECOMMUNICATIONS (0.8%)
     225,000       ALLTEL Corp.
                   7.750%                              11,000,250
                                                   --------------

               See accompanying Notes to Schedule of Investments.              3

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2003 (UNAUDITED)

 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
                   UTILITIES (1.2%)
     212,965       Calpine Capital Trust III
                   5.000%                          $    8,704,945
     266,280       CenterPoint Energy, Inc. (AOL
                   Time Warner)
                   2.000%                               7,623,596
                                                   --------------
                                                       16,328,541
                                                   --------------
                   TOTAL CONVERTIBLE PREFERRED
                   STOCKS
                   (Cost $324,920,865)                324,947,685
                                                   ==============

COMMON STOCKS (17.7%)
                   CAPITAL GOODS - TECHNOLOGY (6.2%)
     900,000       American Power Conversion
                   Corp.                               15,426,000
   1,150,000       Cisco Systems, Inc.(a)              22,471,000
     125,000       Electronic Arts, Inc.(a)            11,528,750
     480,000       Microsoft Corp.                     13,339,200
     556,000       Yahoo!, Inc.(a)                     19,671,280
                                                   --------------
                                                       82,436,230
                                                   --------------
                   CONSUMER CYCLICAL (4.4%)
      86,000       Black & Decker Corp.                 3,487,300
     350,000       Boeing Company                      12,015,500
     624,000       International Game Technology       17,565,600
     400,000       Men's Wearhouse, Inc.(a)            10,260,000
     770,000       Walt Disney Company                 15,530,900
                                                   --------------
                                                       58,859,300
                                                   --------------
                   CONSUMER GROWTH STAPLES (4.6%)
     208,000       Amgen, Inc.(a)                      13,430,560
     220,000       Biogen, Inc.(a)                      8,410,600
     214,000       Merck & Company, Inc.               10,832,680
     400,000       News Corporation, Ltd.              13,120,000
      24,000       Washington Post Company             15,960,000
                                                   --------------
                                                       61,753,840
                                                   --------------

 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
                   CREDIT CYCLICALS (1.5%)
     514,000       Washington Mutual, Inc.         $   20,236,180
                                                   --------------
                   FINANCIAL (1.2%)
     204,000       Countrywide Financial Corp.         15,969,120
                                                   --------------
                   TOTAL COMMON STOCKS
                   (Cost $201,029,557)                239,254,670
                                                   ==============

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
SHORT TERM INVESTMENTS (22.5%)
$ 25,000,000       Citigroup, Inc.
                   0.890%, 10/01/03                    25,000,000
   7,329,000       Federal Home Loan Mortgage
                   Corporation Discount Note
                   0.850%, 10/01/03                     7,329,000
 270,924,469       Bank of New York Institutional
                   Cash Reserve Fund(d)
                   current rate 1.170%                270,924,469
                                                   --------------
                   TOTAL SHORT TERM INVESTMENTS
                   (Cost $303,253,469)                303,253,469
                                                   ==============

TOTAL INVESTMENTS (120.9%)
(Cost $1,527,697,490)                               1,630,567,220
                                                   ==============

LIABILITIES, LESS OTHER ASSETS (-20.9%)              (282,335,222)
                                                   --------------
NET ASSETS (100.0%)                                $1,348,231,998
                                                   ==============

 4             See accompanying Notes to Schedule of Investments.

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
CORPORATE BONDS (0.5%)
                   CONSUMER STAPLES (0.5%)
$ 11,030,000       Smithfield Foods, Inc.(b)
                   7.750%, 05/15/13                $   11,884,825
                                                   --------------
                   TOTAL CORPORATE BONDS
                   (Cost $11,124,856)                  11,884,825
                                                   ==============

CONVERTIBLE BONDS (39.9%)
                   BASIC INDUSTRIES (1.1%)
                   Freeport-McMoRan Copper &
                   Gold, Inc.
   4,300,000       8.250%, 01/31/06                    10,153,375
   4,000,000       7.000%, 02/11/11(b)                  5,370,000
  15,000,000       Inco Limited
                   0.000%, 03/29/21                    11,812,500
                                                   --------------
                                                       27,335,875
                                                   --------------
                   CAPITAL GOODS - INDUSTRIAL (4.8%)
   1,525,000       Briggs & Stratton Corp.
                   5.000%, 05/15/06                     1,870,031
  39,000,000       General Motors Corp.(c)
                   5.250%, 03/06/32                    35,848,800
   8,000,000       Labor Ready, Inc.(b)
                   6.250%, 06/15/07                    12,270,000
     443,000       Robbins & Myers, Inc.
                   8.000%, 01/31/08                       479,548
   4,800,000       Sonic Automotive, Inc.
                   5.250%, 05/07/09                     4,536,000
                   Tyco International, Ltd.(b)
  31,500,000       3.125%, 01/15/23                    35,516,250
  23,000,000       2.750%, 01/15/18                    25,328,750
                                                   --------------
                                                      115,849,379
                                                   --------------
                   CAPITAL GOODS - TECHNOLOGY (11.1%)
   6,000,000       Acxiom Corp.(b)
                   3.750%, 02/15/09                     6,570,000
  21,900,000       Agilent Technologies, Inc.
                   3.000%, 12/01/21                    22,201,125
   4,000,000       Ask Jeeves, Inc.(b)
                   0.000%, 06/01/08                     4,740,000
                   Bisys Group, Inc.
   3,000,000       4.000%, 03/15/06                     2,895,000
   2,800,000       4.000%, 03/15/06 (b)                 2,702,000
     565,000       Brooks-PRI Automation, Inc.(b)
                   4.750%, 06/01/08                       527,569
  17,400,000       Computer Associates
                   International, Inc.(b)
                   1.625%, 12/15/09                    25,752,000
   5,925,000       Cymer, Inc.(b)
                   3.500%, 02/15/09                     6,317,531
  16,000,000       Cypress Semiconductor Corp.(b)
                   1.250%, 06/15/08                    21,580,000
   2,600,000       Documentum, Inc.(b)
                   4.500%, 04/01/07                     2,804,750
   6,000,000       Electronics For Imaging,
                   Inc.(b)
                   1.500%, 06/01/23                     6,472,500
   5,000,000       Fairchild Semiconductor
                   International, Inc.
                   5.000%, 11/01/08                     4,918,750
   2,500,000       FEI Company(b)
                   5.500%, 08/15/08                     2,462,500

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$  3,825,000       First Data Corp.
                   2.000%, 03/01/08                $    4,150,125
                   GTECH Holdings Corp.
   5,800,000       1.750%, 12/15/21(b)                  9,381,500
   2,700,000       1.750%, 12/15/21                     4,367,250
  11,000,000       Hutchinson Technology, Inc.(b)
                   2.250%, 03/15/10                    14,245,000
  16,500,000       Juniper Networks, Inc.(b)
                   0.000%, 06/15/08                    16,520,625
                   L-3 Communications Holdings
   5,000,000       4.000%, 09/15/11                     5,125,000
   1,500,000       5.250%, 06/01/09                     1,681,875
  10,000,000       Lattice Semiconductor Corp.(b)
                   0.000%, 07/01/10                     8,912,500
   7,300,000       Mercury Interactive Corp.(b)
                   0.000%, 05/01/08                     7,920,500
  10,000,000       Micron Technology, Inc.(b)
                   2.500%, 02/01/10                    13,350,000
   4,400,000       Photronics, Inc.(b)
                   4.750%, 12/15/06                     4,334,000
   7,000,000       RealNetworks, Inc.(b)
                   0.000%, 07/01/10                     6,667,500
   3,500,000       Sandisk Corp.
                   4.500%, 11/15/06                    12,254,375
                   Symantec Corp.
   3,000,000       3.000%, 11/01/06                     5,692,500
   1,540,000       3.000%, 11/01/06(b)                  2,922,150
   6,000,000       Tech Data Corp.(b)
                   2.000%, 12/15/21                     5,617,500
  20,000,000       Veritas Software Corp.(b)
                   0.250%, 08/01/13                    20,075,000
  12,800,000       Yahoo!, Inc.(b)
                   0.000%, 04/01/08                    14,288,000
                                                   --------------
                                                      267,449,125
                                                   --------------
                   CONSUMER CYCLICAL (2.7%)
   8,600,000       Best Buy Company, Inc.
                   0.684%, 06/27/21                     6,407,000
                   Carnival Corp.
   5,000,000       2.000%, 04/15/21                     5,512,500
   1,275,000       2.000%, 04/15/21(b)                  1,405,688
   4,000,000       Church & Dwight Co., Inc.(b)
                   5.250%, 08/15/33                     4,270,000
   2,500,000       EGL, Inc.
                   5.000%, 12/15/06                     2,993,750
  19,000,000       International Game
                   Technology(b)
                   0.000%, 01/29/33                    12,801,250
  19,000,000       Lear Corp.(b)
                   0.000%, 02/20/22                     9,262,500
  12,460,000       Royal Caribbean Cruises, Ltd.
                   0.000%, 02/02/21                     5,560,275
   8,800,000       The Gap, Inc.
                   5.750%, 03/15/09                    11,066,000
   6,200,000       Walt Disney Company
                   2.125%, 04/15/23                     6,362,750
                                                   --------------
                                                       65,641,713
                                                   --------------
                   CONSUMER GROWTH STAPLES (12.6%)
   1,520,000       AmerisourceBergen Corp.(b)
                   5.000%, 12/01/07                     1,799,300
  16,500,000       Amgen, Inc.
                   0.000%, 03/01/32                    12,643,125

               See accompanying Notes to Schedule of Investments.              5

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$  4,730,000       Axcan Pharma, Inc.(b)
                   4.250%, 04/15/08                $    5,616,875
   2,500,000       Charles River Laboratories,
                   Inc.
                   3.500%, 02/01/22                     2,496,875
  10,000,000       Cooper Companies, Inc.(b)
                   2.625%, 07/01/23                    11,525,000
   7,100,000       Cracker Barrel Old Country
                   Store, Inc.(b)
                   0.000%, 04/03/32                     3,425,750
  14,500,000       Deutsche Bank, LUX (USA
                   Interactive)(b)
                   1.316%, 05/01/12                    23,535,312
  43,000,000       Genentech, Inc.(b)
                   0.000%, 01/19/15                    33,217,500
   6,100,000       Hasbro, Inc.(b)
                   2.750%, 12/01/21                     6,755,750
                   Health Management Associates,
                   Inc.
   6,000,000       0.000%, 01/28/22(b)                  5,347,500
   3,300,000       0.000%, 01/28/22                     2,941,125
  19,015,000       Integra LifeSciences Holdings
                   Corp.(b)
                   2.500%, 03/15/08                    20,417,356
  21,000,000       Invitrogen Corp.(b)
                   2.000%, 08/01/23                    23,178,750
  17,720,000       Liberty Media Corp. (AOL Time
                   Warner)(b)
                   0.750%, 03/30/23                    19,115,450
  10,000,000       Liberty Media Corp. (Viacom,
                   Inc.)
                   3.250%, 03/15/31                     9,750,000
   1,200,000       LifePoint Hospitals, Inc.(b)
                   4.500%, 06/01/09                     1,135,500
  20,000,000       MedImmune, Inc.(b)
                   1.000%, 07/15/23                    19,050,000
  13,000,000       PacifiCare Health Systems,
                   Inc.
                   3.000%, 10/15/32                    17,680,000
   6,640,000       Pharmaceutical Resources,
                   Inc.(b)
                   2.875%, 09/30/10                     7,138,000
  10,000,000       QLT, Inc.(b)
                   3.000%, 09/15/23                    11,875,000
   2,940,000       Reebok International, Ltd.(b)
                   4.250%, 03/01/21                     3,120,075
   8,000,000       Sinclair Broadcast Group,
                   Inc(b)
                   4.875%, 07/15/18                     7,390,000
                   Teva Pharmaceutical
                   Industries, Ltd.
   7,000,000       0.375%, 11/15/22(b)                  9,870,000
   1,650,000       1.500%, 10/15/05                     2,161,500
  27,000,000       Watson Pharmaceuticals,
                   Inc.(b)
                   1.750%, 03/15/23                    32,872,500
   8,000,000       WebMD Corp.
                   3.250%, 04/01/07                     9,210,000
                                                   --------------
                                                      303,268,243
                                                   --------------
                   CONSUMER STAPLES (1.9%)
  16,000,000       Bunge, Ltd(b)
                   3.750%, 11/15/22                    17,300,000
  35,000,000       General Mills, Inc.(b)
                   0.000%, 10/28/22                    24,893,750
   6,200,000       Whole Foods Market, Inc.
                   0.000%, 03/02/18                     3,751,000
                                                   --------------
                                                       45,944,750
                                                   --------------

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   ENERGY (1.4%)
$ 15,000,000       Massey Energy Company(b)
                   4.750%, 05/15/23                $   15,150,000
  20,000,000       Nabors Industries, Inc.(b)
                   0.000%, 06/15/23                    17,975,000
                                                   --------------
                                                       33,125,000
                                                   --------------
                   FINANCIAL (1.9%)
                   First American Corp.
   3,000,000       4.500%, 04/15/08(b)                  3,112,500
   1,700,000       4.500%, 04/15/08                     1,763,750
   2,300,000       Goldman Sachs, MTN
                   1.000%, 12/12/07                     2,259,842
   5,500,000       HCC Insurance Holdings, Inc.
                   2.000%, 09/01/21                     6,008,750
   8,045,000       Providian Financial Corp.
                   4.000%, 05/15/08                     9,332,200
  10,900,000       Select Insurance Group(b)
                   1.616%, 09/24/32                     4,932,250
   5,815,000       Silicon Valley Bancshares(b)
                   0.000%, 06/15/08                     5,811,366
  14,500,000       Travelers Property Casualty
                   Corp.(c)
                   4.500%, 04/15/32                    13,566,200
                                                   --------------
                                                       46,786,858
                                                   --------------
                   TELECOMMUNICATIONS (2.3%)
  14,000,000       Comverse Technology, Inc.(b)
                   0.000%, 05/15/23                    14,875,000
                   Harris Corp.
   5,273,000       3.500%, 08/15/22                     5,688,249
   5,100,000       3.500%, 08/15/22(b)                  5,501,625
                   Lucent Technologies, Inc.
   8,550,000       2.750%, 06/15/25                $    8,272,125
   5,375,000       2.750%, 06/15/23                     5,072,656
  10,800,000       UTStarcom, Inc.(b)
                   0.875%, 03/01/08                    16,065,000
                                                   --------------
                                                       55,474,655
                                                   --------------
                   UTILITIES (0.1%)
   2,190,000       CenterPoint Energy, Inc.(b)
                   3.750%, 05/15/23                     2,247,487
                                                   --------------
                   TOTAL CONVERTIBLE BONDS
                   (Cost $884,729,895)                963,123,085
                                                   ==============

CONVERTIBLE PREFERRED STOCKS (11.5%)
                   CAPITAL GOODS - INDUSTRIAL (2.0%)
     197,300       Cummins, Inc.
                   7.00%                               11,640,700
     825,000       Ford Motor Company Capital
                   Trust II
                   6.500%                              35,730,750
                                                   --------------
                                                       47,371,450
                                                   --------------
                   CAPITAL GOODS - TECHNOLOGY (2.6%)
     525,000       Motorola, Inc.
                   7.000%                              19,908,000
     158,000       Northrop Grumman Corp.
                   7.250%                              15,452,400

 6             See accompanying Notes to Schedule of Investments.

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2003 (UNAUDITED)

 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
     250,000       Raytheon Company
                   8.250%                          $   13,237,500
     150,000       Xerox Corp.
                   6.250%                              15,300,000
                                                   --------------
                                                       63,897,900
                                                   --------------
                   CONSUMER GROWTH STAPLES (2.7%)
     230,000       Anthem, Inc.
                   6.000%                              19,609,800
     420,000       Baxter International, Inc.
                   7.000%                              22,081,500
     250,000       Cendant Corp.
                   7.750%                              11,445,000
      70,000       McKesson Corp.
                   5.000%                               3,622,500
     185,000       Sinclair Broadcast Group, Inc.
                   6.000%                               7,871,750
                                                   --------------
                                                       64,630,550
                                                   --------------
                   CREDIT CYCLICALS (1.1%)
     141,000       New York Community Capital
                   Trust V
                   6.000%                               9,059,250
                   Washington Mutual, Inc.
     220,000       5.375%                              11,895,400
      96,000       5.375%(b)                            5,190,720
                                                   --------------
                                                       26,145,370
                                                   --------------
                   FINANCIAL (2.0%)
                   Commerce Capital Trust II
      85,750       5.950%(b)                            4,866,312
      40,000       5.950%                               2,270,000
      28,200       Equity Office Properties Trust
                   5.250%                               1,387,440
      54,000       Equity Residential Properties
                   Trust
                   7.250%                               1,408,320
      86,000       IndyMac Bancorp, Inc.
                   6.000%                               4,020,500
     100,500       LaBranche & Company, Inc.
                   6.750%                               1,802,970
     412,000       National Australia Bank, Ltd.
                   7.875%                              14,832,000
     108,745       Reinsurance Group of America,
                   Inc.
                   5.750%                               6,483,921
      50,000       State Street Corp.
                   6.750%                              11,190,000
                                                   --------------
                                                       48,261,463
                                                   --------------
                   TELECOMMUNICATIONS (0.4%)
     215,000       ALLTEL Corp.
                   7.750%                              10,511,350
                                                   --------------

 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
                   UTILITIES (0.7%)
      70,500       Calpine Capital Trust III
                   5.000%                          $    2,881,688
     302,000       CenterPoint Energy, Inc. (AOL
                   Time Warner)
                   2.000%                               8,646,260
     110,000       FPL Group, Inc.
                   8.000%                               6,072,000
                                                   --------------
                                                       17,599,948
                                                   --------------
                   TOTAL CONVERTIBLE PREFERRED
                   STOCK
                   (Cost $264,603,493)                278,418,031
                                                   ==============

COMMON STOCKS (43.6%)
                   CAPITAL GOODS - INDUSTRIAL (1.0%)
     980,000       Monsanto Company                    23,461,200
      40,100       PerkinElmer, Inc.                      613,931
                                                   --------------
                                                       24,075,131
                                                   --------------
                   CAPITAL GOODS - TECHNOLOGY (15.8%)
     765,000       American Power Conversion
                   Corp.                               13,112,100
   1,200,000       BEA Systems, Inc.(a)                14,460,000
   2,320,000       Cisco Systems, Inc.(a)              45,332,800
     850,000       Computer Associates
                   International, Inc.                 22,193,500
     935,000       Cypress Semiconductor Corp.(a)      16,530,800
   3,730,000       EMC Corp.(a)                        47,109,900
     240,000       Fair Isaac Corp.                    14,150,400
   3,920,000       Gateway, Inc.(a)                    22,187,200
   1,400,000       Juniper Networks, Inc.(a)           20,888,000
     700,000       Microsoft Corp.                     19,453,000
     190,000       Pixar(a)                            12,646,400
     920,000       Rambus, Inc.(a)                     15,437,600
     500,000       Storage Technology Corp.(a)         12,070,000
     650,000       Synopsys, Inc.(a)                   20,000,500
     450,000       Total System Services, Inc.         11,857,500
     640,000       United Online, Inc.(a)              22,220,800
     650,000       Veritas Software Corp.(a)           20,410,000
     865,000       Yahoo!, Inc.(a)                     30,603,700
                                                   --------------
                                                      380,664,200
                                                   --------------
                   CONSUMER CYCLICAL (3.8%)
     300,000       Abercrombie & Fitch Company(a)       8,313,000
     700,000       International Game Technology       19,705,000
     200,000       Lear Corp.(a)                       10,528,000
     530,000       Sears Roebuck & Co.                 23,176,900
     108,000       Valassis Communications,
                   Inc.(a)                              2,851,200
   1,400,000       Walt Disney Company                 28,238,000
                                                   --------------
                                                       92,812,100
                                                   --------------
                   CONSUMER GROWTH STAPLES (10.9%)
     375,000       American Pharmaceutical
                   Partners, Inc.(a)                   11,756,250
     365,000       Amgen, Inc.(a)                      23,568,050
     210,000       Barr Laboratories, Inc.(a)          14,324,100
     470,000       Biovail Corp.(a)                    17,460,500

               See accompanying Notes to Schedule of Investments.              7

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2003 (UNAUDITED)

 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
   2,500,000       Cendant Corp.                   $   46,725,000
     328,000       Genzyme Corp.(a)                    15,170,000
   1,390,000       Home Depot, Inc.                    44,271,500
     315,000       Invitrogen Corp.(a)                 18,266,850
     413,000       Mattel, Inc.                         7,830,480
   1,010,000       McDonald's Corp.(a)                 23,775,400
     379,500       Mylan Laboratories, Inc.            14,667,675
     535,000       Select Medical Corp.(a)             15,408,000
      14,000       Washington Post Company              9,310,000
                                                   --------------
                                                      262,533,805
                                                   --------------
                   CONSUMER STAPLES (1.9%)
     830,000 GBP   Enterprise Inns, PLC                12,858,821
   1,170,000       Kroger Co.(a)                       20,907,900
   4,000,000 GBP   MFI Furniture Group, PLC            12,294,360
                                                   --------------
                                                       46,061,081
                                                   --------------
                   CREDIT CYCLICALS (1.9%)
   1,155,000       Washington Mutual, Inc.             45,472,350
                                                   --------------
                   ENERGY (1.2%)
     300,000       Nuevo Energy Company(a)              5,451,000
     320,900       Valero Energy Corp.                 12,280,843
     589,333       XTO Energy, Inc.                    12,370,100
                                                   --------------
                                                       30,101,943
                                                   --------------
                   FINANCIAL (5.6%)
     285,000       Countrywide Financial Corp.         22,309,800
       4,361       Cross Timbers Royalty Trust             91,581
     775,000       Fidelity National Corp.             23,296,500
   1,020,000       H&R Block, Inc.                     44,013,000
     790,000       MBIA, Inc.                          43,426,300
     164,333       Sovereign Bancorp, Inc.              3,048,377
                                                   --------------
                                                      136,185,558
                                                   --------------

 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
                   TELECOMMUNICATIONS (1.5%)
   2,300,000       Avaya, Inc.(a)                  $   25,070,000
     700,000       Comverse Technology, Inc.(a)        10,472,000
                                                   --------------
                                                       35,542,000
                                                   --------------
                   TOTAL COMMON STOCKS
                   (Cost $974,183,058)              1,053,448,168
                                                   ==============

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
SHORT TERM INVESTMENTS (28.2%)
$ 50,000,000       Citigroup, Inc.
                   0.890%, 10/01/03                    50,000,000
  25,000,000       Exxon Mobil Corporation
                   0.890%, 10/01/03                    25,000,000
  17,594,000       Federal Home Loan Mortgage
                   Corporation Discount Note
                   0.850%, 10/01/03                    17,594,000
 587,628,986       Bank of New York Institutional
                   Cash Reserve Fund(d)
                   current rate 1.170%                587,628,986
                                                   --------------
                   TOTAL SHORT TERM INVESTMENTS
                   (Cost $680,222,986)                680,222,986
                                                   ==============

TOTAL INVESTMENTS (123.7%)
(Cost $2,814,864,288)                               2,987,097,095
                                                   ==============
LIABILITIES, LESS OTHER ASSETS (-23.7%)              (571,979,487)
                                                   --------------
NET ASSETS (100.0%)                                $2,415,117,608
                                                   ==============

 8             See accompanying Notes to Schedule of Investments.

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                VALUE
-----------------------------------------------------------------
CORPORATE BONDS (13.6%)
                  BASIC INDUSTRIES (2.1%)
$14,200,000       Georgia-Pacific Corp.(e)
                  8.125%, 05/15/11                  $  14,839,000
                                                    -------------
                  CAPITAL GOODS - INDUSTRIAL (0.5%)
  3,730,000       AGCO Corp.(e)
                  8.500%, 03/15/06                      3,753,313
                                                    -------------
                  CONSUMER CYCLICAL (7.9%)
  7,550,000       American Axle & Manufacturing
                  Holdings, Inc.(e)
                  9.750%, 03/01/09                      8,163,437
 12,000,000       Dana Corp.
                  9.000%, 08/15/11                     13,200,000
  5,000,000       Intrawest Corp.
                  10.500%, 02/01/10                     5,543,750
  5,800,000       Isle of Capri Casinos, Inc.
                  9.000%, 03/15/12                      6,336,500
  6,000,000       Mandalay Resort Group
                  10.250%, 08/01/07                     6,930,000
  5,000,000       Moore North America, Inc.(b)
                  7.875%, 01/15/11                      5,337,500
  9,800,000       Royal Caribbean Cruises, Ltd.
                  8.750%, 02/02/11                     10,731,000
                                                    -------------
                                                       56,242,187
                                                    -------------
                  CONSUMER GROWTH STAPLES (1.9%)
  5,000,000       American Greetings Corp.
                  11.750%, 07/15/08                     5,725,000
  7,000,000       Houghton Mifflin Company
                  9.875%, 02/01/13                      7,455,000
                                                    -------------
                                                       13,180,000
                                                    -------------
                  TRANSPORTATION (1.2%)
  8,000,000       General Maritime Corp.
                  10.000%, 03/15/13                     8,980,000
                                                    -------------
                  TOTAL CORPORATE BONDS
                  (Cost $90,558,130)                   96,994,500
                                                    =============

CONVERTIBLE BONDS (54.1%)
                  BASIC INDUSTRIES (2.6%)
                  Freeport-McMoRan Copper & Gold,
                  Inc.
  4,000,000       7.000%, 02/11/11(b)(e)                5,370,000
  1,450,000       7.000%, 02/11/11                      1,946,625
                  Inco Limited
  5,910,000       1.000%, 03/14/23(b)                   6,161,175
  4,090,000       1.000%, 03/14/23                      4,263,825
  1,000,000       Maverick Tube Corp.(b)
                  4.000%, 06/15/33                        873,750
                                                    -------------
                                                       18,615,375
                                                    -------------
                  CAPITAL GOODS - INDUSTRIAL (2.5%)
 11,025,000       Navistar International Corp.(b)
                  4.750%, 04/01/09                     10,914,750
  6,000,000       Wilson Greatbatch Technologies,
                  Inc.(b)
                  2.250%, 06/15/13                      6,555,000
                                                    -------------
                                                       17,469,750
                                                    -------------

 PRINCIPAL
  AMOUNT                                                VALUE
-----------------------------------------------------------------
                  CAPITAL GOODS - TECHNOLOGY (10.2%)
                  Acxiom Corp.
$ 7,311,000       3.750%, 02/15/09(e)               $   8,005,545
  5,000,000       3.750%, 02/15/09(b)(e)                5,475,000
  1,000,000       Alloy, Inc.(b)
                  5.375%, 08/01/23                        995,000
  3,000,000       Artesyn Technologies, Inc.(b)
                  5.500%, 08/15/10                      3,660,000
  8,700,000       Electronics For Imaging, Inc.(b)
                  1.500%, 06/01/23                      9,385,125
  5,500,000       Fair Isaac Corp.(b)
                  1.500%, 08/15/23                      5,905,625
  8,750,000       Flextronics International,
                  Ltd.(b)
                  1.000%, 08/01/10                     10,139,063
  4,000,000       FLIR Systems, Inc.(b)
                  3.000%, 06/01/23                      3,730,000
  1,000,000       Invision Technologies, Inc.(b)
                  3.000%, 10/01/23                      1,015,000
  7,000,000       Magma Design Automation, Inc.(b)
                  0.000%, 05/15/08                      7,385,000
  4,000,000       Openwave Systems, Inc.(b)
                  2.750%, 09/09/08                      3,985,000
                  Skyworks Solutions, Inc.
  5,800,000       4.750%, 11/15/07(b)(e)                7,184,750
  2,200,000       4.750%, 11/15/07(e)                   2,725,250
  3,500,000       Sohu.Com, Inc.(b)
                  0.000%, 07/14/23                      3,180,625
                                                    -------------
                                                       72,770,983
                                                    -------------
                  CONSUMER CYCLICAL (8.7%)
  2,500,000       Alaska Air Group, Inc.(b)(e)
                  3.528%, 03/21/23                      3,197,175
  2,525,000       EGL, Inc.(b)(e)
                  5.000%, 12/15/06                      3,023,687
  2,250,000       Expressjet Holdings, Inc.(b)
                  4.250%, 08/01/23                      2,359,688
 13,750,000       Foot Locker, Inc.(e)
                  5.500%, 06/01/08                     15,640,625
  2,500,000       Genesco, Inc.(b)
                  4.125%, 06/15/23                      2,571,875
  5,925,000       J.C. Penney Company, Inc.(b)(e)
                  5.000%, 10/15/08                      6,058,313
 16,000,000       Lamar Advertising Company
                  2.875%, 12/31/10                     14,760,000
 11,500,000       The Gap, Inc.
                  5.750%, 03/15/09                     14,461,250
                                                    -------------
                                                       62,072,613
                                                    -------------
                  CONSUMER GROWTH STAPLES (16.7%)
  8,000,000       Advanced Medical Optics, Inc.(b)
                  3.500%, 04/15/23                      8,860,000
  7,600,000       Celgene Corp.(b)
                  1.750%, 06/01/08                      8,806,500
  1,000,000       Corixa Corp.(b)
                  4.250%, 07/01/08                      1,101,250
  1,000,000       Guilford Pharmaceuticals,
                  Inc.(b)
                  5.000%, 07/01/08                      1,190,000

               See accompanying Notes to Schedule of Investments.              9

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                VALUE
-----------------------------------------------------------------
$ 5,000,000       Guitar Center, Inc.
                  4.000%, 07/15/13                  $   5,787,500
 10,000,000       Hasbro, Inc.(b)(e)
                  2.750%, 12/01/21                     11,075,000
  8,200,000       ICOS Corp.(b)
                  2.000%, 07/01/23                      7,636,250
  2,500,000       JAKKS Pacific, Inc.(b)
                  4.625%, 06/15/23                      2,356,250
  5,000,000       Medares, Inc.(b)
                  4.250%, 08/15/10                      5,543,750
                  Medicis Pharmaceutical Corp.
  6,575,000       2.500%, 06/04/32                      7,700,968
  5,800,000       2.500%, 06/04/32(b)(e)                6,793,250
  3,500,000       NPS Pharmaceuticals, Inc.(b)
                  3.000%, 06/15/08                      3,539,375
 10,000,000       Protein Design Labs, Inc.(b)
                  2.750%, 08/16/23                      9,812,500
                  School Specialty, Inc.
 14,000,000       3.750%, 08/01/23(b)                  13,895,000
  5,100,000       6.000%, 08/01/08(e)                   5,437,875
    600,000       6.000%, 08/01/08(b)(e)                  639,750
                  Scios, Inc.
 11,591,000       5.500%, 08/15/09(b)(e)               13,271,695
  2,609,000       5.500%, 08/15/09(e)                   2,987,305
  2,000,000       Serologicals Corp.(b)
                  4.750%, 08/15/33                      2,285,000
                                                    -------------
                                                      118,719,218
                                                    -------------
                  CREDIT CYCLICALS (1.4%)
 10,000,000       WCI Communities, Inc.(b)
                  4.000%, 08/05/23                      9,737,500
                                                    -------------
                  ENERGY (1.3%)
  4,000,000       Dynegy, Inc.(b)
                  4.750%, 08/15/23                      4,615,000
     75,000       Williams Cos., Inc.(b)
                  5.500%, 06/01/33                      4,537,500
                                                    -------------
                                                        9,152,500
                                                    -------------
                  FINANCIAL (5.3%)
 11,300,000       First American Corp.
                  4.500%, 04/15/08                     11,723,750
  5,000,000       New Century Financial Corp.(b)
                  3.500%, 07/03/08                      5,218,750
                  Odyssey Re Holdings Corp.
  5,500,000       4.375%, 06/15/22(b)(e)                6,435,000
  1,900,000       4.375%, 06/15/22(e)                   2,223,000
  9,700,000       Scottish Annuity & Life
                  Holdings, Ltd.(b)
                  4.500%, 12/01/22                     12,513,000
                                                    -------------
                                                       38,113,500
                                                    -------------
                  TELECOMMUNICATIONS (5.4%)
 10,000,000       American Tower Corp.(b)
                  3.250%, 08/01/10                     10,775,000
  5,000,000       Commonwealth Telephone
                  Enterprises, Inc.(b)
                  3.250%, 07/15/23                      5,100,000
  4,700,000       Level 3 Communications, Inc.
                  2.875%, 07/15/10                      4,647,125

 PRINCIPAL
  AMOUNT                                                VALUE
-----------------------------------------------------------------
$ 5,000,000       NII Holdings, Inc.(b)
                  3.500%, 09/15/33                  $   5,287,500
  5,000,000       Powerwave Technologies, Inc.(b)
                  1.250%, 07/15/08                      4,500,000
  3,000,000       PTEK Holdings, Inc.(b)
                  5.000%, 08/15/08                      4,466,250
  3,500,000       Tekelec, Inc.(b)
                  2.250%, 06/15/08                      3,841,250
                                                    -------------
                                                       38,617,125
                                                    -------------
                  TOTAL CONVERTIBLE BONDS
                  (Cost $364,961,045)                 385,268,564
                                                    =============

 NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (22.2%)
                  BASIC INDUSTRIES (1.1%)
     53,000       IMC Global, Inc.
                  7.500%                                2,709,890
    101,450       Temple-Inland, Inc.(e)
                  7.500%                                4,955,833
                                                    -------------
                                                        7,665,723
                                                    -------------
                  CAPITAL GOODS - INDUSTRIAL (4.9%)
    810,000       Ford Motor Company Capital Trust
                  II(e)
                  6.500%                               35,081,100
                                                    -------------
                  CAPITAL GOODS - TECHNOLOGY (0.9%)
    400,000       Solectron Corp.
                  7.250%                                6,668,000
                                                    -------------
                  CONSUMER CYCLICAL (1.3%)
    230,000       Toys "R" Us, Inc.(e)
                  6.250%                                9,039,000
                                                    -------------
                  CONSUMER GROWTH STAPLES (2.7%)
    360,500       Baxter International, Inc.(e)
                  7.000%                               18,953,287
                                                    -------------
                  ENERGY (1.8%)
     70,000       Chesapeake Energy Corp.(b)
                  6.000%                                4,392,499
    294,500       ONEOK, Inc.(e)
                  8.500%                                8,463,930
                                                    -------------
                                                       12,856,429
                                                    -------------
                  FINANCIAL (9.5%)
    105,000       Amerus Life Holdings, Inc.
                  6.250%                                3,270,750
     57,500       Commerce Capital Trust II
                  5.950%                                3,263,125
                  Hartford Financial Services
                  Group, Inc.
    245,200       6.000%(e)                            13,267,772
    158,800       7.000%                                8,881,684
    228,400       Household International, Inc.(e)
                  8.875%                                8,549,012
    102,600       IndyMac Bancorp, Inc.(e)
                  6.000%                                4,796,550

 10            See accompanying Notes to Schedule of Investments.

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2003 (UNAUDITED)

 NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
    289,000       Phoenix Companies, Inc. (Hilb,
                  Rogal and Hamilton Company)
                  7.000%                            $   9,500,875
    240,400       Phoenix Companies, Inc.(e)
                  7.250%                                8,594,300
    125,000       Reinsurance Group of America,
                  Inc.(e)
                  5.750%                                7,453,125
      5,300       United Fire & Casualty
                  Company(e)
                  6.375%                                  149,195
                                                    -------------
                                                       67,726,388
                                                    -------------
                  TOTAL CONVERTIBLE PREFERRED
                  STOCKS
                  (Cost $146,720,938)                 157,989,927
                                                    =============

COMMON STOCKS (0.3%)
                  CONSUMER CYCLICAL (0.2%)
     35,000       Interpublic Group of Companies,
                  Inc.                                    494,200
     31,075       Jones Apparel Group USA, Inc.           930,075
      4,500       Kimberly-Clark Corp.                    230,940
                                                    -------------
                                                        1,655,215
                                                    -------------
                  CONSUMER GROWTH STAPLES (0.1%)
     14,590       Action Performance Companies,
                  Inc.                                    356,580
                                                    -------------
                  TOTAL COMMON STOCKS
                  (Cost $2,111,195)                     2,011,795
                                                    =============

 NUMBER OF
 CONTRACTS                                              VALUE
-----------------------------------------------------------------
OPTIONS PURCHASED (2.8%)
                  CAPITAL GOODS - TECHNOLOGY (1.3%)
        350       Adobe Systems, Inc.(a)
                  Call, 01/22/05, Strike 40.00            252,000
        500       Amkor Technology, Inc.(a)
                  Call, 01/22/05, Strike 17.50            160,000
        450       Broadcom Corp.(a)
                  Call, 01/22/05, Strike 25.00            346,500
        850       CheckFree Corp.(a)
                  Call, 01/21/06, Strike 20.00            556,750
      1,000       Cisco Systems, Inc.(a)
                  Call, 01/22/05, Strike 20.00            320,000
      1,100       Citrix Systems, Inc.(a)
                  Call, 01/22/05, Strike 22.50            544,500
        750       Computer Associates
                  International, Inc.(a)
                  Call, 01/21/06, Strike 25.00            547,500
                  DoubleClick, Inc.(a)
      1,000       Call, 01/21/06, Strike 12.50            320,000
      1,000       Call, 01/21/06, Strike 10.00            420,000
      2,000       EMC Corp.(a)
                  Call, 01/21/06, Strike 12.50            780,000
        600       Hutchinson Technology, Inc.(a)
                  Call, 01/22/05, Strike 35.00            390,000
        650       Jabil Circuit, Inc.(a)
                  Call, 01/22/05, Strike 25.00            393,250

 NUMBER OF
 CONTRACTS                                              VALUE
-----------------------------------------------------------------
                  Juniper Networks, Inc.(a)
      1,000       Call, 01/22/05, Strike 12.50      $     535,000
        900       Call, 01/21/06, Strike 15.00            495,000
        500       Mentor Graphics Corp.(a)
                  Call, 01/22/05, Strike 20.00            145,000
        400       National Semiconductor Corp.(a)
                  Call, 01/22/05, Strike 35.00            252,000
                  NVIDIA Corp.(a)
        500       Call, 01/22/05, Strike 20.00            165,000
        350       Call, 01/22/05, Strike 25.00             69,125
        850       Rambus, Inc.(a)
                  Call, 01/21/06, Strike 20.00            484,500
        350       Sandisk Corp.(a)
                  Call, 01/22/05, Strike 60.00            609,000
        400       Symantec Corp.(a)
                  Call, 01/21/06, Strike 60.00            668,000
        500       Veritas Software Corp.(a)
                  Call, 01/21/06, Strike 30.00            527,500
        400       Yahoo!, Inc.(a)
                  Call, 01/22/05, Strike 30.00            420,000
                                                    -------------
                                                        9,400,625
                                                    -------------
                  CONSUMER CYCLICAL (0.5%)
        350       Abercrombie & Fitch Company(a)
                  Call, 01/22/05, Strike 30.00            155,750
        500       AirTran Holdings, Inc.(a)
                  Put, 10/17/03, Strike 5.00                3,750
        850       Carnival Corp.(a)
                  Call, 01/22/05, Strike 30.00            488,750
        700       International Game Technology(a)
                  Call, 01/21/06, Strike 27.50            350,000
      1,203       Interpublic Group of Companies,
                  Inc.(a)
                  Put, 01/22/05, Strike 15.00             396,990
      1,100       Jones Apparel Group USA, Inc.(a)
                  Put, 01/22/05, Strike 30.00             495,000
        400       Kimberly-Clark Corp.(a)
                  Put, 01/22/05, Strike 50.00             232,000
        700       Royal Caribbean Cruises, Ltd.(a)
                  Call, 01/21/06, Strike 30.00            353,500
      5,000       The Gap, Inc.(a)
                  Call, 01/22/05, Strike 20.00            900,000
                                                    -------------
                                                        3,375,740
                                                    -------------
                  CONSUMER GROWTH STAPLES (0.6%)
        475       Action Performance Companies,
                  Inc.(a)
                  Put, 01/22/05, Strike 25.00             249,375
                  Amgen, Inc.(a)
        500       Call, 01/22/05, Strike 70.00            342,500
        250       Call, 01/21/06, Strike 60.00            372,500
        500       Boston Scientific Corp.(a)
                  Call, 01/22/05, Strike 60.00            632,500
        500       Cox Communications, Inc.(a)
                  Call, 01/22/05, Strike 35.00            185,000
        700       Gilead Sciences, Inc.(a)
                  Call, 01/21/06, Strike 70.00            637,000
        800       NBTY, Inc.(a)
                  Call, 01/22/05, Strike 25.00            272,000

               See accompanying Notes to Schedule of Investments.             11

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2003 (UNAUDITED)

 NUMBER OF
 CONTRACTS                                              VALUE
-----------------------------------------------------------------
        350       Pharmaceutical Resources,
                  Inc.(a) Call, 01/22/05, Strike
                  70.00                             $     402,500
        300       Reebok International, Ltd.(a)
                  Call, 01/22/05, Strike 30.00            207,000
                  Sepracor, Inc.(a)
        500       Call, 01/21/06, Strike 30.00            462,500
        500       Call, 01/21/06, Strike 25.00            585,000
        500       Teva Pharmaceutical Industries,
                  Ltd.(a)
                  Call, 12/19/03, Strike 55.00            220,000
                                                    -------------
                                                        4,567,875
                                                    -------------
                  ENERGY (0.1%)
        350       Halliburton Company, Inc.(a)
                  Call, 01/22/05, Strike 20.00            215,250
        400       Kinder Morgan, Inc.(a)
                  Call, 01/22/05, Strike 50.00            300,000
                                                    -------------
                                                          515,250
                                                    -------------
                  TELECOMMUNICATIONS (0.3%)
                  Citizens Communications
                  Company(a)
      1,700       Call, 01/22/05, Strike 10.00            442,000
        500       Call, 01/22/05, Strike 15.00             17,500
                  Corning, Inc.(a)
      1,300       Call, 01/21/06, Strike 10.00            403,000
      1,300       Call, 01/21/06, Strike 7.50             533,000
        350       EchoStar Communications Corp.(a)
                  Call, 01/22/05, Strike 35.00            301,000
                  QUALCOMM, Inc.(a)
        250       Call, 01/22/05, Strike 40.00            197,500
        225       Call, 01/22/05, Strike 35.00            243,000
                                                    -------------
                                                        2,137,000
                                                    -------------
                  TOTAL OPTIONS PURCHASED
                  (Cost $22,057,459)                   19,996,490
                                                    =============

 PRINCIPAL
  AMOUNT                                                VALUE
-----------------------------------------------------------------
COMMERCIAL PAPER (4.3%)
$30,714,000       Federal Home Loan Bank
                  0.850%, 10/01/03                     30,714,000
                                                    -------------
                  TOTAL COMMERCIAL PAPER
                  (Cost $30,714,000)                   30,714,000
                                                    =============

TOTAL INVESTMENTS (97.3%)
(Cost $657,122,767)                                   692,975,276
                                                    =============
 NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
COMMON STOCKS SOLD SHORT (-40.3%)
                  BASIC INDUSTRIES (-2.0%)
  (115,750)       Freeport-McMoRan Copper & Gold,
                  Inc.                                 (3,831,325)
  (337,500)       IMC Global, Inc.                     (2,163,375)
  (150,000)       Inco Limited                         (4,162,500)
   (17,000)       Maverick Tube Corp.                    (263,840)
   (81,150)       Temple-Inland, Inc.                  (3,939,833)
                                                    -------------
                                                      (14,360,873)
                                                    -------------

 NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
                  CAPITAL GOODS - INDUSTRIAL (-3.5%)
(1,639,300)       Ford Motor Company                $ (17,655,261)
  (101,000)       Navistar International Corp.         (3,765,280)
   (90,000)       Wilson Greatbatch Technologies,
                  Inc.                                 (3,244,500)
                                                    -------------
                                                      (24,665,041)
                                                    -------------
                  CAPITAL GOODS - TECHNOLOGY (-7.2%)
  (470,400)       Acxiom Corp.                         (7,413,504)
   (14,000)       Adobe Systems, Inc.                    (549,640)
   (49,400)       Alloy, Inc.                            (276,640)
   (20,000)       Amkor Technology, Inc.                 (284,200)
  (185,000)       Artesyn Technologies, Inc.           (1,402,300)
   (10,000)       Broadcom Corp.                         (266,200)
   (21,000)       CheckFree Corp.                        (420,000)
   (37,600)       Cisco Systems, Inc.                    (734,704)
   (27,000)       Citrix Systems, Inc.                   (596,160)
   (15,000)       Computer Associates
                  International, Inc.                    (391,650)
   (40,000)       DoubleClick, Inc.                      (430,800)
  (199,600)       Electronics For Imaging, Inc.        (4,654,672)
   (47,000)       EMC Corp.                              (593,610)
   (35,000)       Fair Isaac Corp.                     (2,063,600)
  (478,450)       Flextronics International, Ltd.      (6,784,421)
   (45,000)       FLIR Systems, Inc.                   (1,152,900)
   (17,200)       Hutchinson Technology, Inc.            (569,320)
   (18,600)       Invision Technologies, Inc.            (452,724)
   (20,000)       Jabil Circuit, Inc.                    (521,000)
   (74,500)       Juniper Networks, Inc.               (1,111,540)
  (186,000)       Magma Design Automation, Inc.        (3,649,320)
   (10,000)       Mentor Graphics Corp.                  (175,300)
   (10,000)       National Semiconductor Corp.           (322,900)
   (15,000)       NVIDIA Corp.                           (238,665)
  (297,000)       Openwave Systems, Inc.               (1,253,340)
   (35,000)       Rambus, Inc.                           (587,300)
   (16,500)       Sandisk Corp.                        (1,051,710)
  (663,000)       Skyworks Solutions, Inc.             (6,033,300)
   (39,800)       Sohu.Com, Inc.                       (1,237,780)
  (690,000)       Solectron Corp.                      (4,036,500)
   (14,000)       Symantec Corp.                         (882,280)
   (10,000)       Veritas Software Corp.                 (314,000)
   (15,000)       Yahoo!, Inc.                           (530,700)
                                                    -------------
                                                      (50,982,680)
                                                    -------------
                  CONSUMER CYCLICAL (-5.4%)
   (10,000)       Abercrombie & Fitch Company            (277,100)
   (54,600)       Alaska Air Group, Inc.               (1,518,972)
   (12,000)       Carnival Corp.                         (394,680)
  (112,500)       EGL, Inc.                            (2,045,250)
   (37,000)       Expressjet Holdings, Inc.              (510,600)
  (350,000)       Foot Locker, Inc.                    (5,670,000)
   (57,500)       Genesco, Inc.                          (923,450)
   (18,000)       International Game Technology          (506,700)

 12            See accompanying Notes to Schedule of Investments.

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2003 (UNAUDITED)

 NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
  (105,200)       J.C. Penney Company, Inc.         $  (2,248,124)
  (200,000)       Lamar Advertising Company            (5,868,000)
   (20,000)       Royal Caribbean Cruises, Ltd.          (562,200)
  (638,000)       The Gap, Inc.                       (10,922,560)
  (575,000)       Toys "R" Us, Inc.                    (6,917,250)
                                                    -------------
                                                      (38,364,886)
                                                    -------------
                  CONSUMER GROWTH STAPLES (-9.0%)
  (193,300)       Advanced Medical Optics, Inc.        (3,471,667)
   (17,000)       Amgen, Inc.                          (1,097,690)
  (469,000)       Baxter International, Inc.          (13,629,140)
   (17,900)       Boston Scientific Corp.              (1,142,020)
   (83,331)       Celgene Corp.                        (3,610,732)
   (58,200)       Corixa Corp.                           (463,272)
   (10,000)       Cox Communications, Inc.               (316,200)
   (18,500)       Gilead Sciences, Inc.                (1,034,705)
  (104,000)       Guilford Pharmaceuticals, Inc.         (643,760)
   (80,000)       Guitar Center, Inc.                  (2,572,800)
  (185,000)       Hasbro, Inc.                         (3,455,800)
   (82,000)       ICOS Corp.                           (3,142,240)
   (50,000)       JAKKS Pacific, Inc.                    (609,500)
  (400,000)       Medares, Inc.                        (2,372,000)
  (150,000)       Medicis Pharmaceutical Corp.         (8,790,000)
   (24,000)       NBTY, Inc.                             (560,400)
   (53,000)       NPS Pharmaceuticals, Inc.            (1,476,050)
   (10,000)       Pharmaceutical Resources, Inc.         (682,200)
  (251,500)       Protein Design Labs, Inc.            (3,485,790)
   (12,000)       Reebok International, Ltd.             (401,160)
  (284,000)       School Specialty, Inc.               (8,011,640)
   (45,000)       Sepracor, Inc.                       (1,239,300)
   (69,000)       Serologicals Corp.                     (907,350)
   (20,000)       Teva Pharmaceutical Industries,
                  Ltd.                                 (1,143,000)
                                                    -------------
                                                      (64,258,416)
                                                    -------------
                  CREDIT CYCLICALS (-0.2%)
   (75,000)       WCI Communities, Inc.                (1,237,500)
                                                    -------------
                  ENERGY (-1.9%)
  (220,000)       Chesapeake Energy Corp.              (2,371,600)
  (500,000)       Dynegy, Inc.                         (1,800,000)
    (9,000)       Halliburton Company, Inc.              (218,250)
   (13,500)       Kinder Morgan, Inc.                    (729,135)
  (343,600)       ONEOK, Inc.                          (6,930,412)
  (207,000)       Williams Cos., Inc.                  (1,949,940)
                                                    -------------
                                                      (13,999,337)
                                                    -------------

 NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
                  FINANCIAL (-8.8%)
   (56,000)       Amerus Life Holdings, Inc.        $  (1,904,000)
   (27,450)       Commerce Bancorp, Inc.               (1,315,130)
  (163,600)       First American Corp.                 (4,073,640)
  (298,000)       Hartford Financial Services
                  Group, Inc.                         (15,683,740)
  (231,000)       Hilb, Rogal and Hamilton Company     (7,170,240)
  (119,157)       HSBC Holdings, PLC                   (7,864,420)
  (102,800)       IndyMac Bancorp, Inc.                (2,381,876)
   (82,500)       New Century Financial Corp.          (2,336,400)
  (188,075)       Odyssey Re Holdings Corp.            (3,870,583)
  (663,000)       Phoenix Companies, Inc.              (7,657,650)
   (71,000)       Reinsurance Group of America,
                  Inc.                                 (2,893,250)
  (228,500)       Scottish Annuity & Life
                  Holdings, Ltd.                       (5,518,275)
    (2,200)       United Fire & Casualty Company          (80,432)
                                                    -------------
                                                      (62,749,636)
                                                    -------------
                  TELECOMMUNICATIONS (-2.3%)
  (375,000)       American Tower Corp.                 (3,806,250)
   (21,500)       Citizens Communications Company        (241,015)
   (36,000)       Commonwealth Telephone
                  Enterprises, Inc.                    (1,444,680)
  (112,000)       Corning, Inc.                        (1,055,040)
    (7,000)       EchoStar Communications Corp.          (267,890)
  (393,000)       Level 3 Communications, Inc.         (2,130,060)
   (24,500)       NII Holdings, Inc.                   (1,462,405)
  (235,000)       Powerwave Technologies, Inc.         (1,555,700)
  (315,000)       PTEK Holdings, Inc.                  (2,567,250)
    (9,500)       QUALCOMM, Inc.                         (395,580)
  (100,000)       Tekelec, Inc.                        (1,561,000)
                                                    -------------
                                                      (16,486,870)
                                                    -------------
                  TOTAL COMMON STOCKS SOLD SHORT
                  (Proceeds $257,488,963)            (287,105,239)
                                                    =============

OTHER ASSETS, LESS LIABILITIES (43.0%)                305,948,176
                                                    -------------
NET ASSETS (100.0%)                                 $ 711,818,213
                                                    =============

               See accompanying Notes to Schedule of Investments.             13

                                  GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2003 (UNAUDITED)

  NUMBER OF
    SHARES                                              VALUE
------------------------------------------------------------------
COMMON STOCKS (97.6%)
                     BASIC INDUSTRIES (1.2%)
       750,000       Freeport-McMoRan Copper &
                     Gold, Inc.                    $    24,825,000
     1,000,000       Georgia-Pacific Corp.              24,240,000
       300,000       SurModics, Inc.(a)                  8,052,000
                                                   ---------------
                                                        57,117,000
                                                   ---------------
                     CAPITAL GOODS - INDUSTRIAL (2.3%)
       655,000       Beckman Coulter, Inc.              29,828,700
       300,000       Dycom Industries, Inc.(a)           6,117,000
       500,000       Garmin, Ltd.(a)                    20,940,000
       300,000       Navigant Consulting, Inc.(a)        3,693,000
     1,450,000       PerkinElmer, Inc.                  22,199,500
       100,000       Rofin-Sinar Technologies,
                     Inc.(a)                             2,099,000
       600,000       Ryder System, Inc.                 17,592,000
       200,000       Thor Industries, Inc.              10,804,000
                                                   ---------------
                                                       113,273,200
                                                   ---------------
                     CAPITAL GOODS - TECHNOLOGY (37.6%)
     1,500,000       Adobe Systems, Inc.                58,890,000
       500,000       Advanced Digital Information
                     Corp.(a)                            7,010,000
     3,200,000       Amazon.com, Inc.(a)               154,752,000
       770,000       Amkor Technology, Inc.(a)          10,941,700
       300,000       Ansys, Inc.(a)                     10,662,000
       249,500       Anteon International
                     Corp.(a)                            7,634,700
     2,650,000       Apple Computer, Inc.(a)            54,669,500
       223,800       Artisan Components, Inc.(a)         3,762,078
       915,000       ATI Technologies, Inc.(a)          13,587,750
       700,000       Avid Technology, Inc.(a)           36,988,000
     5,400,000       Cisco Systems, Inc.(a)            105,516,000
     2,000,000       Citrix Systems, Inc.(a)            44,160,000
     1,920,000       Cognizant Technology
                     Solutions Corp.(a)                 70,022,400
       900,000       Cognos, Inc.(a)                    27,918,000
     1,750,000       Computer Associates
                     International, Inc.                45,692,500
     2,000,000       Conexant Systems, Inc.(a)          11,320,000
       475,000       Digital River, Inc.(a)             12,991,250
       830,000       eBay, Inc.(a)                      44,413,300
     1,300,000       Electronic Arts, Inc.(a)          119,899,000
     3,320,000       EMC Corp.(a)                       41,931,600
       325,000       Engineered Support Systems,
                     Inc.                               19,662,500
       600,000       eResearch Technology,
                     Inc.(a)                            20,898,000
       240,000       FactSet Research Systems,
                     Inc.                               10,644,000
       350,000       FindWhat.com(a)                     6,048,000
     3,300,000       Foundry Networks, Inc.(a)          70,983,000
       990,000       GlobespanVirata, Inc.(a)            7,147,800
       600,000       GTECH Holdings Corp.               25,710,000
       350,000       Harman International
                     Industries, Inc.                   34,422,500
       500,000       Intergraph Corp.(a)                11,640,000
     2,925,000       Juniper Networks, Inc.(a)          43,641,000
     1,000,000       Lam Research Corp.(a)              22,150,000

  NUMBER OF
    SHARES                                              VALUE
------------------------------------------------------------------
       888,700       Lexar Media, Inc.(a)          $    15,143,448
     2,000,000       LSI Logic Corp.(a)                 17,980,000
       700,000       Marvell Technology Group
                     Ltd.(a)                            26,425,000
     2,200,000       Maxtor Corp.(a)                    26,774,000
     1,600,000       Micromuse, Inc.(a)                 13,088,000
       230,000       MicroStrategy, Inc.(a)             10,582,300
       365,000       National Semiconductor
                     Corp.(a)                           11,785,850
       725,000       NetScreen Technologies,
                     Inc.(a)                            16,116,750
       700,000       OmniVision Technologies,
                     Inc.(a)                            29,568,000
       500,000       Orbital Sciences Corp.(a)           4,640,000
       500,000       Photronics, Inc.(a)                10,630,000
       700,000       Pixar(a)                           46,592,000
       625,000       Priceline.Com, Inc.(a)             18,118,750
       565,000       QLogic Corp.(a)                    26,560,650
       825,000       Research In Motion Ltd.(a)         31,515,000
     1,100,000       Sandisk Corp.(a)                   70,114,000
       350,000       Sohu.Com, Inc.(a)                  10,885,000
     1,006,500       Storage Technology Corp.(a)        24,296,910
     1,380,000       Symantec Corp.(a)                  86,967,600
       725,000       Take-Two Interactive
                     Software, Inc.(a)                  24,773,250
       300,000       United Online, Inc.(a)             10,416,000
       325,000       Varian Medical Systems,
                     Inc.(a)                            18,681,000
     1,725,000       VeriSign, Inc.(a)                  23,235,750
     3,000,000       Western Digital Corp.(a)           38,670,000
     2,600,000       Yahoo!, Inc.(a)                    91,988,000
                                                   ---------------
                                                     1,861,255,836
                                                   ---------------
                     CONSUMER CYCLICAL (8.2%)
       499,800       Aeropostale, Inc.(a)               13,519,590
     1,600,000       Chico's FAS, Inc.(a)               49,024,000
       875,000       Coach, Inc.(a)                     47,775,000
     1,700,000       Harley-Davidson, Inc.              81,940,000
     1,340,000       International Game
                     Technology                         37,721,000
       425,000       Jetblue Airways Corp.(a)           25,912,250
     1,325,000       Nordstrom, Inc.                    32,873,250
     2,250,000       Pacific Sunwear of
                     California, Inc.(a)                46,485,000
       770,000       Radioshack Corp.                   21,875,700
       500,000       Station Casinos, Inc.              15,300,000
       300,000       Tenneco Automotive, Inc.(a)         1,887,000
       300,000       The Finish Line, Inc.(a)            7,890,000
       800,000       Urban Outfitters, Inc.(a)          20,848,000
                                                   ---------------
                                                       403,050,790
                                                   ---------------
                     CONSUMER GROWTH STAPLES (30.7%)
       250,000       Alaris Medical Systems,
                     Inc.(a)                             4,150,000
       350,000       American Pharmaceutical
                     Partners, Inc.(a)                  10,972,500
       800,000       Apollo Group, Inc.(a)              52,824,000
       700,000       Applebee's International,
                     Inc.                               22,036,000
       850,000       Becton Dickinson and Company       30,702,000
       995,000       Cablevision Systems Corp.(a)       18,009,500
     1,544,000       Career Education Corp.(a)          69,943,200

 14            See accompanying Notes to Schedule of Investments.

                                  GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2003 (UNAUDITED)

  NUMBER OF
    SHARES                                              VALUE
------------------------------------------------------------------
     1,160,000       Celgene Corp.(a)              $    50,262,800
       640,000       Changs P F China Bistro,
                     Inc.(a)                            29,024,000
       400,000       Connective Corp.(a)                 7,224,000
       525,000       Corinthian Colleges, Inc.(a)       30,009,000
       850,000       Coventry Health Care,
                     Inc.(a)                            44,829,000
       440,000       Cracker Barrel Old Country
                     Store, Inc.                        15,611,200
       700,000       DENTSPLY International, Inc.       31,388,000
     1,000,000       Energizer Holdings, Inc. (a)       36,770,000
       525,000       Estee Lauder Companies, Inc.       17,902,500
     2,000,000       Fox Entertainment Group,
                     Inc.(a)                            55,980,000
       480,000       Genentech, Inc.(a)                 38,467,200
     1,250,000       Gilead Sciences, Inc.(a)           69,912,500
       400,000       Guitar Center, Inc.(a)             12,864,000
     1,000,000       Hasbro, Inc.                       18,680,000
     1,150,000       Humana, Inc.(a)                    20,757,500
       300,000       IDEXX Laboratories, Inc.(a)        12,747,000
       470,800       ILEX Oncology, Inc.(a)              7,819,988
       400,000       Inamed Corp.(a)                    29,380,000
       600,000       Invitrogen Corp.(a)                34,794,000
       300,000       ITT Educational Services,
                     Inc.(a)                            14,376,000
       900,000       IVAX Corp.(a)                      17,640,000
       800,000       Krispy Kreme Doughnuts,
                     Inc.(a)                            30,800,000
       915,000       Laboratory Corporation of
                     American Holdings(a)               26,260,500
       500,000       LeapFrog Enterprises,
                     Inc.(a)                            19,000,000
       250,000       Martek Biosciences Corp.(a)        13,167,500
       675,000       Marvel Enterprises, Inc.(a)        15,018,750
     2,100,000       McDonald's Corp.                   49,434,000
       300,000       Mid Atlantic Medical
                     Services, Inc.(a)                  15,429,000
       300,000       Mylan Laboratories, Inc.           11,595,000
       800,000       NBTY, Inc.(a)                      18,680,000
       500,000       Odyssey Healthcare, Inc.(a)        14,910,000
       900,000       Panera Bread Company(a)            36,864,000
       730,000       Petco Animal Supplies,
                     Inc.(a)                            22,776,000
       600,000       Pharmaceutical Resources,
                     Inc.(a)                            40,932,000
     2,000,000       Sepracor, Inc.(a)                  55,080,000
       550,000       St. Jude Medical, Inc.(a)          29,573,500
       480,180       Stryker Corp.                      36,162,356
       764,000       Sylvan Learning Systems,
                     Inc.(a)                            20,841,920
       150,000       Synovis Life Technologies,
                     Inc.(a)                             3,667,500
       915,000       Teva Pharmaceutical
                     Industries, Ltd.                   52,292,250
       565,000       Tiffany & Co.                      21,091,450
       700,000       TiVo, Inc.(a)                       5,187,000
     1,250,000       USA Interactive Corp.(a)           41,312,500
       990,000       Weight Watchers
                     International, Inc.(a)             41,184,000

  NUMBER OF
    SHARES                                              VALUE
------------------------------------------------------------------
     1,500,000       XM Satellite Radio, Inc.(a)   $    23,295,000
     1,278,700       Zimmer Holdings, Inc.(a)           70,456,370
                                                   ---------------
                                                     1,520,086,484
                                                   ---------------
                     CONSUMER STAPLES (1.4%)
       500,000       Select Comfort Corp.(a)            13,250,000
     1,000,000       Whole Foods Market, Inc.(a)        55,180,000
                                                   ---------------
                                                        68,430,000
                                                   ---------------
                     CREDIT CYCLICAL (1.4%)
     1,300,000       D R Horton Schuler Homes LLC       42,510,000
       300,000       Independence Community Bank
                     Corp.                              10,479,000
       250,000       KB Home                            14,915,000
                                                   ---------------
                                                        67,904,000
                                                   ---------------
                     ENERGY (3.7%)
       420,000       Apache Corp.                       29,122,800
       600,000       BJ Services Company(a)             20,502,000
       414,000       Devon Energy (Chevron Corp.)       19,950,660
       575,000       EOG Resources, Inc.                24,000,500
       400,000       Evergreen Resources, Inc.(a)       10,800,000
     1,960,000       Halliburton Company, Inc.          47,530,000
       300,000       Noble Energy, Inc.                 11,490,000
       400,000       Pogo Producing Company             18,112,000
                                                   ---------------
                                                       181,507,960
                                                   ---------------
                     FINANCIAL (2.2%)
     1,000,000       Ameritrade Holding Corp.(a)        11,250,000
       220,000       Bear Stearns & Co.                 16,456,000
     1,000,000       E-Loan, Inc.(a)                     3,630,000
       230,000       Lehman Brothers Holdings,
                     Inc.                               15,888,400
       300,000       Moody's Corp.                      16,491,000
       750,000       New Century Financial Corp.        21,240,000
       500,000       UCBH Holdings, Inc.                15,115,000
       600,000       Ventas, Inc.                       10,272,000
                                                   ---------------
                                                       110,342,400
                                                   ---------------
                     TELECOMMUNICATIONS (8.3%)
       750,000       ADTRAN, Inc.                       45,885,000
     1,900,000       Avaya, Inc.(a)                     20,710,000
     2,600,000       Corning, Inc.(a)                   24,492,000
       950,000       EchoStar Communications
                     Corp.(a)                           36,356,500
       200,000       KVH Industries, Inc.(a)             5,042,000
     4,500,000       Nextel Communications,
                     Inc.(a)                            88,605,000
     2,400,000       QUALCOMM, Inc.                     99,936,000
       100,000       Safenet, Inc.(a)                    3,613,000
     1,375,000       Scientific Atlanta, Inc.           42,831,250
     2,130,000       Sonus Networks, Inc.(a)            14,760,900
       500,000       Westell Technologies,
                     Inc.(a)                             3,745,000
     1,200,000       Western Wireless Corp.(a)          22,368,000
                                                   ---------------
                                                       408,344,650
                                                   ---------------

               See accompanying Notes to Schedule of Investments.             15

                                  GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2003 (UNAUDITED)

  NUMBER OF
    SHARES                                              VALUE
------------------------------------------------------------------
                     TRANSPORTATION (0.6%)
     1,300,000       J.B. Hunt Transport
                     Services, Inc.(a)             $    33,826,000
                                                   ---------------
                     TOTAL COMMON STOCKS
                     (Cost 3,911,416,702)            4,825,138,320
                                                   ===============

  PRINCIPAL
    AMOUNT                                              VALUE
------------------------------------------------------------------
SHORT TERM INVESTMENTS (33.0%)
$   25,000,000       Citigroup, Inc.
                     0.890%, 10/1/2003                  25,000,000
    50,000,000       Exxon Mobile Corp.
                     0.890%, 10/1/2003                  50,000,000
    57,017,000       Federal Home Loan Bank
                     0.850%, 10/1/2003                  57,017,000
    25,000,000       General Electric Capital
                     Corp.
                     0.900%, 10/1/2003                  25,000,000
 1,477,125,233       Bank of New York
                     Institutional Cash Reserve
                     Fund(d)
                     Current Rate 1.170%             1,477,125,233
                                                   ---------------
                     TOTAL SHORT TERM INVESTMENTS
                     (Cost $1,634,142,233)           1,634,142,233
                                                   ===============

TOTAL INVESTMENTS (130.6%)
(Cost $5,545,558,935)                                6,459,280,553
                                                   ===============

LIABILITIES, LESS OTHER ASSETS (-30.6%)             (1,513,993,103)
                                                   ---------------

NET ASSETS (100.0%)                                $ 4,945,287,450
                                                   ===============

 16            See accompanying Notes to Schedule of Investments.

                         GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                VALUE
----------------------------------------------------------------
CORPORATE BONDS (2.2%)
                  CONSUMER CYCLICAL (0.7%)
$   280,000 GBP   EMI Group, PLC
                  9.750%, 05/20/08                   $   476,264
                                                     -----------
                  CONSUMER STAPLES (0.7%)
    470,000       Smithfield Foods, Inc.(b)
                  7.750%, 05/15/13                       506,425
                                                     -----------
                  CREDIT CYCLICALS (0.8%)
    460,000 EUR   HeidelbergCement Finance(b)
                  7.375%, 07/15/10                       565,322
                                                     -----------
                  TOTAL CORPORATE BONDS
                  (Cost $1,453,618)                    1,548,011
                                                     ===========

CONVERTIBLE BONDS (43.6%)
                  CAPITAL GOODS - INDUSTRIAL (4.1%)
    540,000       General Motors Corp.(c)
                  5.250%, 03/06/32                     1,240,920
    620,000 EUR   Mediobanca International, Ltd.
                  (Ciments Francais)
                  2.000%, 09/18/06                       791,371
    760,000       Tyco International, Ltd.(b)
                  2.750%, 01/15/18                       836,950
                                                     -----------
                                                       2,869,241
                                                     -----------
                  CAPITAL GOODS - TECHNOLOGY (12.6%)
    950,000       Agilent Technologies, Inc.
                  3.000%, 12/01/21                       963,062
    650,000       ASML Holding, NV
                  5.750%, 10/15/06                       722,118
     50,000       Brooks-PRI Automation, Inc.(b)
                  4.750%, 06/01/08                        46,688
    450,000       Compal Electronics, Inc.
                  0.000%, 10/09/07                       699,356
    425,000       Computer Associates
                  International, Inc.
                  5.000%, 03/15/07                       548,781
    500,000       Cypress Semiconductor Corp.(b)
                  1.250%, 06/15/08                       674,375
    180,000 EUR   Dixons Group, PLC
                  (Wanadoo)
                  1.000%, 07/05/04                       221,546
    512,540       France Telecom (STM)(c)
                  6.750%, 08/06/05                       673,338
    520,000       Juniper Networks, Inc.(b)
                  0.000%, 06/15/08                       520,650
                  L-3 Communications Holdings
    190,000       5.250%, 06/01/09                       213,038
    100,000       4.000%, 09/15/11                       102,500
    400,000       Micron Technology, Inc.(b)
                  2.500%, 02/01/10                       534,000
 60,000,000 JPY   Sony Corp.
                  1.400%, 03/31/05                       611,246
    150,000       Symantec Corp.(b)
                  3.000%, 11/01/06                       284,625
    500,000       Veritas Software Corp.(b)
                  0.250%, 08/01/13                       501,875

 PRINCIPAL
  AMOUNT                                                VALUE
----------------------------------------------------------------
$   876,920 EUR   Wendel Investment
                  (Cap Gemini)
                  2.000%, 06/19/09                   $ 1,212,640
    230,000       Yahoo!, Inc.(b)
                  0.000%, 04/01/08                       256,738
                                                     -----------
                                                       8,786,576
                                                     -----------
                  CONSUMER CYCLICAL (3.8%)
  1,000,000 EUR   Hypo Vereinsbank
                  (Lufthansa)
                  1.500%, 04/04/06                     1,211,132
    500,000       International Game Technology(b)
                  0.000%, 01/29/33                       336,875
                  Royal Caribbean Cruises, Ltd.
    825,000       0.000%, 02/02/21                       368,156
    550,000       0.000%, 05/18/21                       279,813
    360,000       The Gap, Inc.
                  5.750%, 03/15/09                       452,700
                                                     -----------
                                                       2,648,676
                                                     -----------
                  CONSUMER GROWTH STAPLES (11.7%)
    120,000       AmerisourceBergen Corp.(b)
                  5.000%, 12/01/07                       142,050
  1,260,050 AUD   APN News & Media, Ltd.(c)
                  7.250%, 10/31/08                       952,121
    500,000       Deutsche Bank, LUX
                  (USA Interactive)(b)
                  1.316%, 05/01/12                       811,562
  1,700,000       Genentech, Inc.(b)
                  0.000%, 01/19/15                     1,313,250
    135,000       Givaudan, SA
                  1.000%, 06/07/06                       190,647
                  Health Management Associates,
                  Inc.
    180,000       0.000%, 01/28/22(b)                    160,425
    105,000       0.000%, 01/28/22                        93,581
    625,000       Invitrogen Corp.(b)
                  2.000%, 08/01/23                       689,844
    500,000       Liberty Media Corp.
                  (AOL Time Warner)(b)
                  0.750%, 03/30/23                       539,375
    700,000       News Corporation, Ltd.
                  (British SKY Broadcasting)(b)
                  0.750%,3/15/23                         692,344
    330,000       QLT, Inc.(b)
                  3.000%, 09/15/23                       391,875
    850,000       Teva Pharmaceutical Industries,
                  Ltd.
                  1.500%, 10/15/05                     1,113,500
    900,000       Watson Pharmaceuticals, Inc.(b)
                  1.750%, 03/15/23                     1,095,750
                                                     -----------
                                                       8,186,324
                                                     -----------
                  CONSUMER STAPLES (4.6%)
    600,000       Korea Tobacco & Ginseng
                  2.000%, 10/31/06                       705,150
    700,000       Nestle Australia, Ltd.
                  3.000%, 05/09/05                       777,875
    650,000 EUR   Parmalat Soparfi, SA
                  6.125%, 05/23/32                       678,915

               See accompanying Notes to Schedule of Investments.             17

                         GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                VALUE
----------------------------------------------------------------
$   525,000 EUR   Royal Numico, NV
                  1.500%, 09/22/04                   $   667,942
    375,000       Tingyi (C.I.) Holdings Corp.
                  3.500%, 06/04/05                       417,693
                                                     -----------
                                                       3,247,575
                                                     -----------
                  ENERGY (0.9%)
    550,000 EUR   Mediobanca International, Ltd.
                  2.000%, 06/21/06                       627,692
                                                     -----------
                  FINANCIAL (1.1%)
    440,000       Goldman Sachs, MTN
                  1.000%, 12/12/07                       432,318
    375,000       Travelers Property Casualty
                  Corp.(c)
                  4.500%, 04/15/32                       350,850
                                                     -----------
                                                         783,168
                                                     -----------
                  TELECOMMUNICATIONS (4.8%)
    320,000 GBP   BAE Systems, PLC
                  3.750%, 07/21/06                       557,912
    670,000       Comverse Technology, Inc.(b)
                  0.000%, 05/15/23                       711,875
    800,000       Deutsche Telekom, AG
                  6.500%, 06/01/06                       980,784
                  Lucent Technologies, Inc.
    225,000       2.750%, 06/15/25                       217,688
    125,000       2.750%, 06/15/23                       117,968
    230,000       Telefonos De Mexico
                  4.250%, 06/15/04                       252,425
    350,000       UTStarcom, Inc.(b)
                  0.875%, 03/01/08                       520,625
                                                     -----------
                                                       3,359,277
                                                     -----------
                  TOTAL CONVERTIBLE BONDS
                  (Cost $27,907,863)                  30,508,529
                                                     ===========

 NUMBER OF
  SHARES                                                VALUE
----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (9.5%)
                  CAPITAL GOODS - INDUSTRIAL (2.1%)
     33,400       Ford Motor Company Capital Trust
                  II
                  6.500%                               1,446,554
                                                     -----------
                  CAPITAL GOODS - TECHNOLOGY (3.4%)
     19,000       Electronic Data Systems Corp.
                  7.625%                                 388,740
     34,000       Motorola, Inc.
                  7.000%                               1,289,280
     13,300       Raytheon Company
                  8.250%                                 704,235
                                                     -----------
                                                       2,382,255
                                                     -----------
                  CONSUMER GROWTH STAPLES (1.1%)
      8,500       Anthem, Inc.
                  6.000%                                 724,710
                                                     -----------
                  CREDIT CYCLICALS (1.2%)
      5,400       New York Community Capital Trust
                  V
                  6.000%                                 346,950

 NUMBER OF
  SHARES                                                VALUE
----------------------------------------------------------------
                  Washington Mutual, Inc.
      5,400       5.375%(b)                          $   291,978
      4,150       5.375%                                 224,391
                                                     -----------
                                                         863,319
                                                     -----------
                  FINANCIAL (0.8%)
      3,000       IndyMac Bancorp, Inc.
                  6.000%                                 140,250
      5,050       LaBranche & Company, Inc.
                  6.750%                                  90,597
      6,000       Reinsurance Group of America,
                  Inc.
                  5.750%                                 357,750
                                                     -----------
                                                         588,597
                                                     -----------
                  TELECOMMUNICATIONS (0.5%)
      7,500       ALLTEL Corp.
                  7.750%                                 366,675
                                                     -----------
                  UTILITIES (0.4%)
      9,900       CenterPoint Energy, Inc.
                  (AOL Time Warner)
                  2.000%                                 283,436
                                                     -----------
                  TOTAL CONVERTIBLE PREFERRED
                  STOCKS
                  (Cost $6,895,645)                    6,655,546
                                                     ===========

COMMON STOCKS (44.1%)
                  CAPITAL GOODS - INDUSTRIAL (1.4%)
     29,200 SEK   Getinge Acquisition Corp.              972,025
                                                     -----------
                  CAPITAL GOODS - TECHNOLOGY (16.3%)
     70,000       ATI Technologies, Inc.(a)            1,039,500
     57,000 CAD   Cinram International, Inc.           1,053,874
     65,000       Cisco Systems, Inc.(a)               1,270,100
     50,000 GBP   Computacenter, PLC                     345,987
     12,000       Computer Associates
                  International, Inc.                    313,320
     18,000       Cypress Semiconductor Corp.(a)         318,240
     90,000       EMC Corp.(a)                         1,136,700
     83,000 EUR   Indra Sistemas, SA                     969,476
     34,000       Microsoft Corp.                        944,860
     40,000 EUR   Nokia Corp.                            615,814
     14,000 EUR   Siemens, AG                            831,488
     51,500 EUR   T-Online International, AG(a)          515,779
     15,000       Veritas Software Corp.(a)              471,000
    101,100 EUR   Wanadoo(a)                             655,789
     25,000       Yahoo!, Inc.(a)                        884,500
                                                     -----------
                                                      11,366,427
                                                     -----------
                  CONSUMER CYCLICAL (6.6%)
     35,400 EUR   Boss Holdings, Inc.                    639,813
     39,000       China Yuchai International, Ltd.       691,080
     63,800 SEK   Electrolux, AB                       1,389,754
     70,700 GBP   Next, PLC                            1,320,261
      4,600 EUR   Puma, AG                               578,548
                                                     -----------
                                                       4,619,456
                                                     -----------

 18            See accompanying Notes to Schedule of Investments.

                         GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2003 (UNAUDITED)

 NUMBER OF
  SHARES                                                VALUE
----------------------------------------------------------------
                  CONSUMER GROWTH STAPLES (10.1%)
      3,500 EUR   Adidas-Solomon, AG                 $   303,656
     20,300 EUR   Altana, AG                           1,286,035
     10,000       American Pharmaceutical Partners,
                  Inc.(a)                                313,500
     33,000       Cendant Corp.                          616,770
     91,000 GBP   Galen Holdings, PLC                  1,043,949
      1,500 CHF   Givaudan, SA                           634,939
      6,000       Invitrogen Corp.(a)                    347,940
     70,000 GBP   Johnston Press, PLC                    497,174
     17,000       News Corporation, Ltd.                 557,600
     47,400 CHF   Swatch Group, AG                       909,882
        850       Washington Post Company                565,250
                                                     -----------
                                                       7,076,695
                                                     -----------
                  CONSUMER STAPLES (3.0%)
     70,000 GBP   Enterprise Inns, PLC                 1,084,479
    335,000 GBP   MFI Furniture Group, PLC             1,029,653
                                                     -----------
                                                       2,114,132
                                                     -----------
                  CREDIT CYCLICALS (1.0%)
     17,500       Washington Mutual, Inc.                688,975
                                                     -----------
                  ENERGY (3.9%)
      9,900 EUR   OMV, AG                              1,185,186
     30,000       PetroChina Company, Ltd.             1,006,500

 NUMBER OF
  SHARES                                                VALUE
----------------------------------------------------------------
     17,000       PetroKazakhstan, Inc.(a)           $   355,300
      4,100       Valero Energy Corp.                    156,907
                                                     -----------
                                                       2,703,893
                                                     -----------
                  FINANCIAL (1.8%)
     23,000       MBIA, Inc.                           1,264,310
                                                     -----------
                  TOTAL COMMON STOCKS
                  (Cost $27,697,992)                  30,805,913
                                                     ===========

 PRINCIPAL
  AMOUNT                                                VALUE
----------------------------------------------------------------
COMMERCIAL PAPER (7.7%)
$ 5,383,000       Exxon Mobil Corp.
                  0.890%, 10/01/03                     5,383,000
                                                     -----------
                  TOTAL COMMERCIAL PAPER
                  (Cost $5,383,000)                    5,383,000
                                                     ===========
TOTAL INVESTMENTS (107.1%)
(Cost $69,338,118)                                    74,900,999
                                                     ===========
LIABILITIES, LESS OTHER ASSETS (-7.1%)                (4,957,141)
                                                     -----------
NET ASSETS (100.0%)                                  $69,943,442
                                                     ===========

               See accompanying Notes to Schedule of Investments.             19

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
CORPORATE BONDS (68.9%)
                  BASIC INDUSTRIES (8.3%)
$   850,000       Buckeye Technologies, Inc.(b)
                  8.500%, 10/01/13                  $    879,750
     20,000       Domtar, Inc.
                  8.750%, 08/01/06                        23,228
  3,000,000       Equistar Chemicals, LP(b)
                  10.625%, 05/01/11                    2,985,000
    250,000       FMC Corp.
                  10.250%, 11/01/09                      286,250
  1,000,000       Freeport-McMoRan
                  Copper & Gold, Inc.
                  10.125%, 02/01/10                    1,122,500
  2,050,000       Georgia-Pacific Corp.
                  8.125%, 05/15/11                     2,142,250
    200,000       Jarden Corp.
                  9.750%, 05/01/12                       216,250
  2,000,000       Mobile Mini, Inc.(b)
                  9.500%, 07/01/13                     2,150,000
  2,400,000       Polyone Corp.
                  10.625%, 05/15/10                    2,040,000
    655,000       Pope & Talbot, Inc.
                  8.375%, 06/01/13                       625,525
                  Union Carbide Corp.
    250,000       7.875%, 04/01/23                       207,500
    250,000       7.500%, 06/01/25                       202,500
    250,000       6.700%, 04/01/09                       222,500
                                                    ------------
                                                      13,103,253
                                                    ------------
                  CAPITAL GOODS - INDUSTRIAL (6.5%)
  1,375,000       AGCO Corp.
                  8.500%, 03/15/06                     1,383,594
  3,000,000       CNH Global NV, Inc.(b)
                  9.250%, 08/01/11                     3,240,000
                  General Motors Corp.
    600,000       8.250%, 07/15/23                       629,022
    200,000       7.125%, 07/15/13                       210,165
  2,000,000       JLG Industries, Inc.
                  8.250%, 05/01/08                     2,130,000
    600,000       Laidlaw Global Securities,
                  Inc.(b)
                  10.750%, 06/15/11                      646,500
  2,000,000       Navistar International Corp.
                  8.000%, 02/01/08                     2,055,000
                                                    ------------
                                                      10,294,281
                                                    ------------
                  CAPITAL GOODS - TECHNOLOGY (6.2%)
  2,000,000       Avnet, Inc.
                  9.750%, 02/15/08                     2,205,000
  1,200,000 EUR   Legrand, SA
                  11.000%, 02/15/13                    1,631,534
    600,000       Monitronics International, Inc.
                  11.750%, 09/01/10                      604,500
    850,000       Rayovac Corp.(b)
                  8.500%, 10/01/13                       871,250
    900,000       Sanmina-Sci Corp.
                  10.375%, 01/15/10                    1,059,750

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
$   780,000       Stoneridge, Inc.
                  11.500%, 05/01/12                 $    895,050
  2,500,000       Xerox Corp.
                  7.625%, 06/15/13                     2,478,125
                                                    ------------
                                                       9,745,209
                                                    ------------
                  CONSUMER CYCLICAL (12.7%)
  1,200,000       American Axle & Manufacturing
                  Holdings, Inc.
                  9.750%, 03/01/09                     1,297,500
    320,000       Aztar Corp.
                  8.875%, 05/15/07                       336,800
  2,000,000       Central Garden & Pet Company
                  9.125%, 02/01/13                     2,190,000
                  Delta Air Lines, Inc.
  1,232,000       10.000%, 08/15/08(b)                 1,010,240
    425,000       9.750%, 05/15/21                       284,750
  1,500,000 GBP   EMI Group, PLC
                  9.750%, 05/20/08                     2,551,415
    500,000       Hilton Hotels Corp.
                  7.625%, 12/01/12                       548,750
    750,000       Intrawest Corp.
                  10.500%, 02/01/10                      831,562
    640,000       Isle of Capri Casinos, Inc.
                  9.000%, 03/15/12                       699,200
  1,800,000       La Quinta Corp.(b)
                  8.875%, 03/15/11                     1,959,750
    800,000       Moore North America, Inc.(b)
                  7.875%, 01/15/11                       854,000
  2,500,000       Oxford Industries, Inc.(b)
                  8.875%, 06/01/11                     2,675,000
    250,000       Phillips Van Heusen Corp.(b)
                  8.125%, 05/01/13                       263,125
    150,000       RH Donnelley Financial Corp.(b)
                  10.875%, 12/15/12                      177,750
  1,215,000       Royal Caribbean Cruises, Ltd.
                  8.750%, 02/02/11                     1,330,425
    300,000       Russell Corp.
                  9.250%, 05/01/10                       319,500
    875,000       Saks, Inc.
                  8.250%, 11/15/08                       962,500
    190,000       Station Casinos, Inc.
                  8.875%, 12/01/08                       199,500
    500,000       The Gap, Inc.
                  10.550%, 12/15/08                      603,750
    875,000       Toys "R" Us, Inc.
                  7.625%, 08/01/11                       954,048
                                                    ------------
                                                      20,049,565
                                                    ------------
                  CONSUMER GROWTH STAPLES (10.5%)
  2,250,000       Alpharma, Inc.(b)
                  8.625%, 05/01/11                     2,272,500
    500,000       American Greetings Corp.
                  11.750%, 07/15/08                      572,500
  1,700,000       Ameripath, Inc.
                  10.500%, 04/01/13                    1,827,500
  2,000,000       Ardent Health Services, Inc.
                  10.000%, 08/15/13                    2,105,000

 20            See accompanying Notes to Schedule of Investments.

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
$   280,000       Avis Group Holdings, Inc.
                  11.000%, 05/01/09                 $    312,200
  1,260,000       Bausch & Lomb, Inc.
                  7.125%, 08/01/28                     1,253,700
  1,000,000       Bio-Rad Laboratories, Inc.(b)
                  7.500%, 08/15/13                     1,055,000
  1,000,000       CanWest Media, Inc.
                  7.625%, 04/15/13                     1,075,000
    850,000       Charter Communications, Inc.
                  9.625%, 11/15/09                       660,875
     95,000       Hasbro, Inc.
                  8.500%, 03/15/06                       104,500
    500,000       Houghton Mifflin Company
                  9.875%, 02/01/13                       532,500
    450,000       PacifiCare Health Systems, Inc.
                  10.750%, 06/01/09                      519,750
  1,500,000       Payless Shoesource, Inc.(b)
                  8.250%, 08/01/13                     1,530,000
    900,000       Quintiles Transnational Corp.(b)
                  10.000%, 10/01/13                      933,750
  1,800,000       Spanish Broadcasting System,
                  Inc.
                  9.625%, 11/01/09                     1,912,500
                                                    ------------
                                                      16,667,275
                                                    ------------
                  CONSUMER STAPLES (5.7%)
  1,000,000       Del Monte Foods Company(b)
                  8.625%, 12/15/12                     1,097,500
  2,000,000       Dimon, Inc.(b)
                  7.750%, 06/01/13                     2,060,000
                  Dole Food Company, Inc.
  1,400,000       8.875%, 03/15/11                     1,498,000
  1,000,000       7.250%, 06/15/10                     1,010,000
    500,000 EUR   Remy Cointreau
                  6.500%, 07/01/10                       589,065
  2,500,000       Smithfield Foods, Inc.(b)
                  7.750%, 05/15/13                     2,693,750
                                                    ------------
                                                       8,948,315
                                                    ------------
                  CREDIT CYCLICALS (4.0%)
  1,200,000 EUR   HeidelbergCement Finance(b)
                  7.375%, 07/15/10                     1,474,752
    875,000       Hovnanian Enterprises, Inc.(b)
                  7.750%, 05/15/13                       905,625
    400,000       KB Home
                  9.500%, 02/15/11                       440,500
    200,000       Standard Pacific Corp.
                  9.500%, 09/15/10                       222,000
  2,200,000       Texas Industries, Inc.(b)
                  10.250%, 06/15/11                    2,420,000
    900,000       WCI Communities, Inc.(b)
                  7.875%, 10/01/13                       906,750
                                                    ------------
                                                       6,369,627
                                                    ------------
                  ENERGY (4.4%)
  1,000,000       Frontier Oil Corp.(b)
                  8.000%, 04/15/13                     1,020,000
  1,300,000       Offshore Logistics, Inc.
                  6.125%, 06/15/13                     1,248,000

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
                  Premcor, Inc.
$ 1,000,000       7.500%, 06/15/15                  $  1,002,500
    600,000       9.500%, 02/01/13                       663,000
                  Swift Energy Company
    800,000       10.250%, 08/01/09                      870,000
    500,000       9.375%, 05/01/12                       542,500
  1,250,000       Tesoro Petroleum Corp.
                  8.000%, 04/15/08                     1,287,500
    250,000       Western Gas Resources, Inc.
                  10.000%, 06/15/09                      265,625
                                                    ------------
                                                       6,899,125
                                                    ------------
                  FINANCIAL (4.8%)
    300,000       Host Marriott Corp.
                  9.500%, 01/15/07                       330,000
  2,500,000       Leucadia National Corp.(b)
                  7.000%, 08/15/13                     2,487,500
  2,500,000       LNR Property Corp.(b)
                  7.625%, 07/15/13                     2,587,500
  2,000,000       Senior Housing Properties Trust
                  7.875%, 04/15/15                     2,110,000
                                                    ------------
                                                       7,515,000
                                                    ------------
                  TELECOMMUNICATIONS (1.4%)
    975,000       Avaya, Inc.
                  11.125%, 04/01/09                    1,133,437
    500,000       DIRECTV Enterprises, Inc.(b)
                  8.375%, 03/15/13                       566,250
    500,000       Nextel Communications, Inc.
                  9.375%, 11/15/09                       545,000
                                                    ------------
                                                       2,244,687
                                                    ------------
                  TRANSPORTATION (2.9%)
  2,200,000       GATX Corp.
                  8.875%, 06/01/09                     2,411,328
  2,000,000       General Maritime Corp.
                  10.000%, 03/15/13                    2,245,000
                                                    ------------
                                                       4,656,328
                                                    ------------
                  UTILITIES (1.5%)
  3,340,000       Calpine Corp.
                  7.750%, 04/15/09                     2,321,300
                                                    ------------
                  TOTAL CORPORATE BONDS
                  (Cost $102,913,809)                108,813,965
                                                    ============

CONVERTIBLE BONDS (16.4%)
                  CAPITAL GOODS - INDUSTRIAL (0.5%)
    185,000       Spherion Corp.
                  4.500%, 06/01/05                       178,062
    765,000       Standard Motor Products, Inc.
                  6.750%, 07/15/09                       686,588
                                                    ------------
                                                         864,650
                                                    ------------
                  CAPITAL GOODS - TECHNOLOGY (7.6%)
  1,145,000       Advanced Energy Industries, Inc.
                  5.250%, 11/15/06                     1,089,181
    600,000 EUR   Amazon.com, Inc.
                  6.875%, 02/16/10                       686,502
  2,000,000       Amkor Technology, Inc.
                  5.750%, 06/01/06                     1,912,500

               See accompanying Notes to Schedule of Investments.             21

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
$   400,000       ASML Holding, NV
                  5.750%, 10/15/06                  $    444,380
  1,500,000       Brocade Communications
                  Systems, Inc.
                  2.000%, 01/01/07                     1,312,500
    900,000       Brooks-PRI Automation, Inc.
                  4.750%, 06/01/08                       840,375
    130,000       Checkpoint System, Inc.
                  5.250%, 11/01/05                       130,975
    635,000       Juniper Networks, Inc.
                  4.750%, 03/15/07                       622,300
  1,700,000       Kulicke & Soffa Industries, Inc.
                  4.750%, 12/15/06                     1,498,125
  1,500,000       Mentor Graphics Corp.
                  6.875%, 06/15/07                     1,672,500
    500,000       Richardson Electronics, Ltd.
                  8.250%, 06/15/06                       508,125
  1,500,000       Wind River Systems, Inc.
                  3.750%, 12/15/06                     1,314,375
                                                    ------------
                                                      12,031,838
                                                    ------------
                  CONSUMER CYCLICAL (1.2%)
  4,175,000       Royal Caribbean Cruises, Ltd.
                  0.000%, 02/02/21                     1,863,094
                                                    ------------
                  CONSUMER GROWTH STAPLES (2.7%)
    860,000       ICN Pharmaceuticals, Inc.
                  6.500%, 07/15/08                       820,225
    500,000       IVAX Corp.
                  4.500%, 05/15/08                       493,125
  1,300,000       Quanta Services, Inc.
                  4.000%, 07/01/07                     1,064,375
    575,000       Service Corp.
                  6.750%, 06/22/08                       594,406
    700,000       Skechers U.S.A., Inc.
                  4.500%, 04/15/07                       599,375
    700,000       Sunrise Assisted Living, Inc.
                  5.250%, 02/01/09                       704,375
                                                    ------------
                                                       4,275,881
                                                    ------------
                  CONSUMER STAPLES (0.7%)
    825,000 EUR   Royal Numico, NV
                  1.500%, 09/22/04                     1,049,623
                                                    ------------
                  FINANCIAL (1.5%)
  1,560,000       NCO Group, Inc.
                  4.750%, 04/15/06                     1,560,000
  2,000,000       Providian Financial Corp.
                  0.000%, 02/15/21                       890,000
                                                    ------------
                                                       2,450,000
                                                    ------------
                  TELECOMMUNICATIONS (0.7%)
    850,000       Corning, Inc.
                  4.875%, 03/01/08                       810,688
    400,000       Liberty Media Corp.
                  (Sprint PCS Group)
                  3.750%, 02/15/30                       249,500
                                                    ------------
                                                       1,060,188
                                                    ------------

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
                  UTILITIES (1.5%)
$ 2,500,000       AES Corp.
                  4.500%, 08/15/05                  $  2,318,750
                                                    ------------
                  TOTAL CONVERTIBLE BONDS
                  (Cost $22,584,417)                  25,914,024
                                                    ============

 NUMBER OF
  SHARES                                               VALUE
----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (11.1%)
                  CAPITAL GOODS - INDUSTRIAL (2.9%)
     40,000       Cummins, Inc.
                  7.000%                               2,360,000
     50,500       Ford Motor Company Capital Trust
                  II
                  6.500%                               2,187,155
                                                    ------------
                                                       4,547,155
                                                    ------------
                  CAPITAL GOODS - TECHNOLOGY (1.7%)
     41,000       Electronic Data Systems Corp.
                  7.625%                                 838,860
     35,570       Raytheon Company
                  8.250%                               1,883,432
                                                    ------------
                                                       2,722,292
                                                    ------------
                  CONSUMER GROWTH STAPLES (1.6%)
     38,000       Cendant Corp.
                  7.750%                               1,739,640
     19,000       Sinclair Broadcast Group, Inc.
                  6.000%                                 808,450
                                                    ------------
                                                       2,548,090
                                                    ------------
                  FINANCIAL (0.9%)
     40,000       National Australia Bank, Ltd.
                  7.875%                               1,440,000
                                                    ------------
                  TELECOMMUNICATIONS (2.5%)
     55,000       Alltel Corp.
                  7.750%                               2,688,950
                  Lucent Technologies, Inc.
      1,125       8.000%                               1,159,875
        150       8.000% (b)                             154,650
                                                    ------------
                                                       4,003,475
                                                    ------------
                  TRANSPORTATION (0.1%)
      2,537       Union Pacific Capital Trust
                  6.250%                                 128,436
                                                    ------------
                  UTILITIES (1.4%)
      9,225       AES Trust VII
                  6.000%                                 382,837
     50,000       TXU Corp.
                  8.125%                               1,776,500
                                                    ------------
                                                       2,159,337
                                                    ------------
                  TOTAL CONVERTIBLE PREFERRED
                  STOCKS
                  (Cost $16,391,051)                  17,548,785
                                                    ============

 22            See accompanying Notes to Schedule of Investments.

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
SHORT TERM INVESTMENTS (26.8%)
$ 1,901,000       Exxon Mobil Corp.
                  0.890%, 10/01/03                  $  1,901,000
 40,367,861       Bank of New York Institutional
                  Cash Reserve Fund(d),
                  current rate 1.170%                 40,367,861
                                                    ------------
                  TOTAL SHORT TERM INVESTMENTS
                  (Cost $42,268,861)                  42,268,861
                                                    ============
TOTAL INVESTMENTS (123.2%)
(Cost $184,158,138)                                  194,545,635
                                                    ============
LIABILITIES, LESS OTHER ASSETS (-23.2%)              (36,643,198)
                                                    ------------
NET ASSETS (100.0%)                                 $157,902,437
                                                    ============

               See accompanying Notes to Schedule of Investments.             23

                               MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2003 (UNAUDITED)

NUMBER OF
 SHARES                                               VALUE
--------------------------------------------------------------
COMMON STOCKS (100.6%)
                BASIC INDUSTRIES (1.4%)
  11,000        Lubrizol Corp.                     $   356,950
                                                   -----------
                CAPITAL GOODS - INDUSTRIAL (4.8%)
  38,000        PerkinElmer, Inc.                      581,780
  23,000        Waste Management, Inc.                 601,910
                                                   -----------
                                                     1,183,690
                                                   -----------
                CAPITAL GOODS - TECHNOLOGY (16.3%)
  19,000        Brooks Automation, Inc.(a)             397,100
  40,000        Cisco Systems, Inc.(a)                 781,600
  30,000        Electronic Data Systems Corp.          606,000
  85,000        Gateway, Inc.(a)                       481,100
 115,000        Motorola, Inc.                       1,376,550
 124,000        Sun Microsystems, Inc.(a)              410,440
                                                   -----------
                                                     4,052,790
                                                   -----------
                CONSUMER CYCLICAL (14.8%)
  56,000        Interpublic Group of Companies,
                Inc.                                   790,720
  23,000        Marriott International, Inc.           989,690
  24,000        Maytag Corp.                           599,280
  18,000        Royal Caribbean Cruises, Ltd.          505,980
  40,000        Walt Disney Company                    806,800
                                                   -----------
                                                     3,692,470
                                                   -----------
                CONSUMER GROWTH STAPLES (39.9%)
  41,000        AOL Time Warner, Inc.(a)               619,510
  64,200 AUD    APN News & Media, Ltd.                 154,695
   6,000        Bausch & Lomb, Inc.                    264,900
   7,000        Biogen, Inc.(a)                        267,610
  25,000        Bristol-Myers Squibb Company           641,500
  58,000        Cendant Corp.(a)                     1,084,020
   5,000        Gannett Co., Inc.                      387,800
   1,550 CHF    Givaudan, SA                           656,104
  11,000        Hasbro, Inc.                           205,480
  20,000        Home Depot, Inc.                       637,000
  39,000        McDonald's Corp.                       918,060
  16,000        McKesson Corp.                         532,640
  12,000        Media General, Inc.                    733,200
   6,000        Merck & Company, Inc.                  303,720
  15,000        Mylan Laboratories, Inc.               579,750

NUMBER OF
 SHARES                                               VALUE
--------------------------------------------------------------
  11,000        Neiman Marcus Group, Inc.(a)       $   458,700
  40,000        Schering-Plough Corp.                  609,600
     800        Washington Post Company                532,000
  11,000        YUM! Brands, Inc.(a)                   325,820
                                                   -----------
                                                     9,912,109
                                                   -----------
                CONSUMER STAPLES (4.2%)
  13,000        Albertson's, Inc.                      267,410
  15,000        Kroger Co.(a)                          268,050
  28,000        Sara Lee Corp.                         514,080
                                                   -----------
                                                     1,049,540
                                                   -----------
                CREDIT CYCLICALS (3.2%)
  20,000        Washington Mutual, Inc.                787,400
                                                   -----------
                FINANCIAL (14.0%)
  10,000        Countrywide Financial Corp.            782,800
   8,750        Fidelity National Corp.                263,025
  13,000        H&R Block, Inc.                        560,950
  20,000        MBIA, Inc.                           1,099,400
  15,000        MGIC Investment Corp.                  781,050
                                                   -----------
                                                     3,487,225
                                                   -----------
                TELECOMMUNICATIONS (2.0%)
  74,000        Tellabs, Inc.(a)                       502,460
                                                   -----------
                TOTAL COMMON STOCKS
                (Cost $22,655,212)                  25,024,634
                                                   ===========
PRINCIPAL
 AMOUNT                                              VALUE
--------------------------------------------------------------
COMMERCIAL PAPER (1.8%)
$440,000        Federal Home Loan Bank
                0.850%, 10/01/03                       440,000
                                                   -----------
                TOTAL COMMERCIAL PAPER
                (Cost $440,000)                        440,000
                                                   ===========
TOTAL INVESTMENTS (102.4%)
(Cost $23,095,212)                                  25,464,634
                                                   ===========
LIABILITIES, LESS OTHER ASSETS (-2.4%)                (592,763)
                                                   -----------
NET ASSETS (100.0%)                                $24,871,871
                                                   ===========

 24            See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

(a) Non-Income producing security.

(b) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Funds. Any resale of these securities must be effected through a sale that is exempt from registration (i.e. a sale to another QIB), or the security must be registered for public sale. At September 30, 2003 the market value of 144A securities that can not currently be exchanged to the registered form is as follows:

                                                          % OF
   FUND NAME                      MARKET VALUE         NET ASSETS
   --------------------------------------------------------------
   Convertible Fund               335,563,950            24.9%
   Growth & Income Fund           471,532,776            19.6%
   Market Neutral Fund            176,785,375            24.7%
   Global Growth & Income Fund      7,124,672            10.2%
   High Yield Fund                 43,224,057            27.6%

(c) Security trades at a price that takes into account the value, if any, of accrued but unpaid interest.

(d) Security is purchased with the cash collateral from securities loaned.

(e) Security position is held in a segregated account as collateral for securities sold aggregating a total market value of $251,602,074 for the Market Neutral Fund

ABBREVIATIONS

ADRS:  American Deposit Receipts   MTN:  Medium Term Note         LEAPS:  Long Term Equity
                                                                          Anticipation Securities

FOREIGN CURRENCY ABBREVIATIONS

AUD:   Australian Dollar           EUR:  European Monetary Unit   SEK:    Swedish Krona
CAD:   Canadian Dollar             GBP:  British Pound Sterling
CHF:   Swiss Franc                 JPY:  Japanese Yen

Note: Market values for securities denominated in Foreign currencies are shown in U.S. dollars.

               See accompanying Notes to Schedule of Investments.             25

                      STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2003 (UNAUDITED)

                                                                                                      MARKET
                                                                CONVERTIBLE        GROWTH AND         NEUTRAL          GROWTH
                                                                    FUND          INCOME FUND          FUND             FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,527,697,490, $2,814,864,288,
  $657,122,767 and $5,545,558,935, respectively)*               1,630,567,220     2,987,097,095      692,975,276    6,459,280,553
Cash with custodian (interest bearing)**                                   --           361,003      306,225,225            6,806
Accrued interest, dividends and other receivables                   4,694,642         5,876,419        4,992,817          432,624
Receivable for investments sold                                     1,750,009        13,723,932        1,091,449        2,933,914
Receivable for Fund shares sold                                        37,829        29,105,301           12,200       51,417,368
Prepaid expenses                                                       41,525            54,058           30,459           54,391
Other assets                                                           16,994            16,994           16,994           16,994
                                                               ------------------------------------------------------------------
        Total assets                                           $1,637,108,219     3,036,234,802    1,005,344,420    6,514,142,650
                                                               ------------------------------------------------------------------
LIABILITIES AND NET ASSETS
Common stocks sold short, at value (proceeds $257,488,963)                 --                --      287,105,239               --
Due to custodian                                                       65,914                --               --               --
Net unrealized depreciation on forward foreign currency
  contracts                                                         1,649,378                --               --               --
Payable for investments purchased                                  12,711,943        27,376,991        1,604,884       76,216,429
Payable for Fund shares redeemed                                    1,687,809         2,766,229        3,903,328        8,663,105
Payable to investment advisor                                         798,949         1,325,244          435,102        3,330,829
Payable to distributor                                                712,776         1,182,428          292,093        1,955,600
Accounts payable and accrued liabilities                              324,983           837,316          185,561        1,564,004
Payable upon return of securities loaned                          270,924,469       587,628,986               --    1,477,125,233
                                                               ------------------------------------------------------------------
        Total liabilities                                         288,876,221       621,117,194      293,526,207    1,568,855,200
                                                               ------------------------------------------------------------------
NET ASSETS                                                     $1,348,231,998     2,415,117,608      711,818,213    4,945,287,450
                                                               ==================================================================
ANALYSIS OF NET ASSETS
Paid in capital                                                 1,252,901,667     2,248,762,593      685,749,833    4,370,589,391
Undistributed net investment income (loss)                         (2,702,017)       (5,762,294)      (4,039,289)              --
Accumulated net realized gain (loss) on investments,
  options and forward foreign currency contracts                   (3,197,118)         (115,497)      23,871,437     (339,023,559)
Unrealized appreciation (depreciation) of investments,
  options and forward foreign currency contracts                  101,229,466       172,232,806        6,236,232      913,721,618
                                                               ------------------------------------------------------------------
NET ASSETS                                                     $1,348,231,998     2,415,117,608      711,818,213    4,945,287,450
                                                               ==================================================================
CLASS A SHARES
Net assets applicable to shares outstanding                    $  604,638,349     1,233,704,956      426,996,821    3,298,170,344
Shares outstanding                                                 31,138,607        48,461,134       29,917,800       81,041,760
Net asset value and redemption price per share                 $        19.42             25.46            14.27            40.70
                                                               ------------------------------------------------------------------
Maximum offering price per share at (Net asset value, plus
  4.99% of net asset value or 4.75% of offering price)         $        20.39             26.73            14.98            42.73
                                                               ==================================================================
CLASS B SHARES
Net assets applicable to shares outstanding                    $  209,352,918       378,993,086       51,533,621      475,311,424
Shares outstanding                                                  9,629,620        13,510,115        3,494,269       11,171,981
Net asset value and redemption price per share                 $        21.74             28.05            14.75            42.54
                                                               ==================================================================
CLASS C SHARES
Net assets applicable to shares outstanding                    $  488,120,122       779,180,188      194,076,154    1,112,835,791
Shares outstanding                                                 25,090,942        30,395,339       13,455,251       28,105,241
Net asset value and redemption price per share                 $        19.45             25.63            14.42            39.60
                                                               ==================================================================
CLASS I SHARES
Net assets applicable to shares outstanding                    $   46,120,609        23,239,378       39,211,617       58,969,891
Shares outstanding                                                  2,472,514           929,008        2,766,975        1,373,408
Net asset value and redemption price per share                 $        18.65             25.02            14.17            42.94
                                                               ==================================================================

 *Including $266,594,033, $567,954,441, $1,417,302,700 of securities loaned for
  Convertible Fund, Growth and Income Fund, and Growth Fund, respectively.

**The Market Neutral Fund Cash balance includes $295,813,561 of cash held as collateral for securities sold short.

 26             See accompanying Notes to Financial Statements.

                      STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2003 (UNAUDITED)

                                                                      GLOBAL             HIGH            MID CAP
                                                                    GROWTH AND           YIELD            VALUE
                                                                   INCOME FUND           FUND              FUND
------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $69,338,118, $184,158,138 and
  $23,095,212, respectively)*                                        74,900,999       194,545,635       25,464,634
Cash with custodian (interest bearing)                                       --               220          223,299
Accrued interest, dividends and other receivables                       304,549         2,899,455           25,956
Receivable for investments sold                                           1,784           412,000               --
Receivable for Fund shares sold                                         817,247         1,724,146          189,449
Prepaid expenses                                                         24,654            24,391           12,481
Other assets                                                             16,994            16,994            7,738
                                                                   -----------------------------------------------
        Total assets                                               $ 76,066,227       199,622,841       25,923,557
                                                                   -----------------------------------------------
LIABILITIES AND NET ASSETS
Due to custodian                                                          1,336                --               --
Foreign currency sold short (proceeds $111,132)                              --                --          111,179
Net unrealized depreciation on forward foreign currency
  contracts                                                           1,001,118                --               --
Payable for investments purchased                                     4,576,610           979,711               --
Payable for Fund shares redeemed                                        355,194            97,388          857,836
Payable to investment advisor                                            76,748            96,656           30,100
Payable to distributor                                                   30,661            78,068            6,769
Accounts payable and accrued liabilities                                 81,118           100,720           45,802
Payable upon return of securities loaned                                     --        40,367,861               --
                                                                   -----------------------------------------------
        Total liabilities                                             6,122,785        41,720,404        1,051,686
                                                                   -----------------------------------------------
NET ASSETS                                                         $ 69,943,442       157,902,437       24,871,871
                                                                   ===============================================
ANALYSIS OF NET ASSETS
Paid in capital                                                      66,874,209       147,424,207       22,586,604
Undistributed net investment income (loss)                             (713,575)          387,626               --
Accumulated net realized gain (loss) on investments, options
  and forward foreign currency contracts                               (780,465)         (301,963)         (84,630)
Unrealized appreciation (depreciation) of investments,
  options and forward foreign currency contracts                      4,563,273        10,392,567        2,369,897
                                                                   -----------------------------------------------
NET ASSETS                                                         $ 69,943,442       157,902,437       24,871,871
                                                                   ===============================================
CLASS A SHARES
Net assets applicable to shares outstanding                        $ 38,127,692        78,424,891       19,629,750
Shares outstanding                                                    5,339,642         7,577,374        2,050,751
Net asset value and redemption price per share                     $       7.14             10.35             9.57
                                                                   -----------------------------------------------
Maximum offering price per share at (Net asset value, plus
  4.99% of net asset value or 4.75% of offering price)             $       7.50             10.87            10.05
                                                                   ===============================================
CLASS B SHARES
Net assets applicable to shares outstanding                        $  5,011,703        22,107,113        1,276,233
Shares outstanding                                                      666,428         2,089,699          135,058
Net asset value and redemption price per share                     $       7.52             10.58             9.45
                                                                   -----------------------------------------------
CLASS C SHARES
Net assets applicable to shares outstanding                        $ 23,483,068        54,815,115        2,165,876
Shares outstanding                                                    3,297,576         5,200,383          229,300
Net asset value and redemption price per share                     $       7.12             10.54             9.45
                                                                   ===============================================
CLASS I SHARES
Net assets applicable to shares outstanding                        $  3,320,979         2,555,318        1,800,012
Shares outstanding                                                      464,851           246,955          187,228
Net asset value and redemption price per share                     $       7.14             10.35             9.61
                                                                   ===============================================

* Including $38,717,934 of securities loaned for High Yield Fund.

                See accompanying Notes to Financial Statements.               27

                            STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)

                                                                    MARKET
                                     CONVERTIBLE    GROWTH AND     NEUTRAL
                                         FUND       INCOME FUND      FUND
----------------------------------------------------------------------------
INVESTMENT INCOME
Interest                             $ 13,465,462   17,001,458    15,451,905
Dividends                              14,799,611   12,196,270     7,660,095
Securities lending income                 190,671      508,166            --
                                     ---------------------------------------
   Total investment income*            28,455,744   29,705,894    23,112,000
                                     ---------------------------------------
EXPENSES
Investment advisory fees                4,809,129    6,409,437     2,759,561
Distribution fees
   Class A                                776,173    1,168,913       571,302
   Class B                              1,032,193    1,529,849       271,097
   Class C                              2,446,305    2,979,504     1,006,813
Transfer agent fees                       755,573    1,304,681       275,138
Accounting fees                           229,331      326,385       130,092
Audit and legal fees                       84,244       82,332        57,814
Custodian fees                             55,219       83,405        32,155
Printing and mailing fees                 159,775      217,071        65,072
Registration fees                          44,167      122,155        30,098
Trustees' fees                             11,533       11,533        11,533
Dividend expense on short positions            --           --     1,793,224
Other                                      25,954       24,185        20,602
                                     ---------------------------------------
   Total expenses                      10,429,596   14,259,450     7,024,501
   Less expense waived                         --           --            --
                                     ---------------------------------------
   Net expenses                        10,429,596   14,259,450     7,024,501
                                     ---------------------------------------
NET INVESTMENT INCOME (LOSS)           18,026,148   15,446,444    16,087,499
                                     ---------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on
  investments, options and forward
  foreign currency contracts           33,384,427   20,983,650    11,239,482
Change in net unrealized
  appreciation/depreciation on
  investments, options and forward
  foreign currency contracts          126,510,955   177,449,168   (2,295,157)
                                     ---------------------------------------
NET GAIN (LOSS) ON INVESTMENTS        159,895,382   198,432,818    8,944,325
                                     ---------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $177,921,530   213,879,262   25,031,824
                                     =======================================

                                                     GLOBAL         HIGH       MID CAP
                                       GROWTH      GROWTH AND      YIELD        VALUE
                                        FUND       INCOME FUND      FUND        FUND
-----------------------------------  --------------------------------------------------
INVESTMENT INCOME
Interest                                 476,125      602,890     5,056,255       4,590
Dividends                              4,522,760      468,963       519,603      99,485
Securities lending income                806,495           --        36,808          --
                                     --------------------------------------------------
   Total investment income*            5,805,380    1,071,853     5,612,666     104,075
                                     --------------------------------------------------
EXPENSES
Investment advisory fees              15,872,122      270,014       506,542      89,845
Distribution fees
   Class A                             3,154,338       38,766        82,811      17,635
   Class B                             1,803,845       18,797        97,910       4,177
   Class C                             4,217,318       88,918       233,536       7,075
Transfer agent fees                    2,812,550       34,508        85,892       8,149
Accounting fees                          655,506       31,879        34,316      17,549
Audit and legal fees                      21,059       28,197        25,421      15,198
Custodian fees                           152,968        6,921        10,207       5,766
Printing and mailing fees                582,979        8,997        13,725       7,472
Registration fees                        196,438       21,018        28,059      16,549
Trustees' fees                            11,533       11,533        11,464      11,493
Dividend expense on short positions           --           --            --          --
Other                                     59,475        2,329         4,346       1,848
                                     --------------------------------------------------
   Total expenses                     29,540,131      561,877     1,134,229     202,756
   Less expense waived                        --       11,493            --      39,101
                                     --------------------------------------------------
   Net expenses                       29,540,131      550,384     1,134,229     163,655
                                     --------------------------------------------------
NET INVESTMENT INCOME (LOSS)         (23,734,751)     521,469     4,478,437     (59,580)
                                     --------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on
  investments, options and forward
  foreign currency contracts          55,826,799      464,742       222,374     168,294
Change in net unrealized
  appreciation/depreciation on
  investments, options and forward
  foreign currency contracts         827,681,228    4,874,273     7,761,201   2,958,317
                                     --------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS       883,508,027    5,339,015     7,983,575   3,126,611
                                     --------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   859,773,276    5,860,484    12,462,012   3,067,031
                                     ==================================================

* Net of foreign taxes withheld of $12,791, $23,298 and $3,233 for the Growth Fund, Global Growth and Income Fund and Mid Cap Value Fund, respectively.

 28             See accompanying Notes to Financial Statements.

                      (This page intentionally left blank)

                             STATEMENTS OF CHANGES
                                 IN NET ASSETS

SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED) AND YEAR ENDED MARCH 31, 2003

                                       CONVERTIBLE FUND                GROWTH AND INCOME FUND            MARKET NEUTRAL FUND
                                -------------------------------------------------------------------------------------------------
                                  SIX MONTHS          YEAR          SIX MONTHS          YEAR          SIX MONTHS         YEAR
                                    ENDED             ENDED            ENDED            ENDED            ENDED           ENDED
                                SEPTEMBER 30,       MARCH 31,      SEPTEMBER 30,      MARCH 31,      SEPTEMBER 30,     MARCH 31,
                                     2003             2003             2003             2003             2003            2003
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)    $   18,026,148       29,766,689       15,446,444       21,784,754      16,087,499      20,426,293
Net realized gain (loss) on
   investments, options and
   forward foreign currency
   contracts                        33,384,427      (43,145,863)      20,983,650      (18,837,544)     11,239,482      19,501,339
Change in net unrealized
   appreciation/depreciation
   on investments, options and
   forward foreign currency
   contracts                       126,510,955      (53,533,753)     177,449,168      (25,344,911)     (2,295,157)       (726,840)
                                -------------------------------------------------------------------------------------------------
Net increase(decrease) in net
   assets resulting from
   operations                      177,921,530      (66,912,927)     213,879,262      (22,397,701)     25,031,824      39,200,792
                                -------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
   Class A                          (6,923,279)      (6,853,879)      (6,790,168)      (9,106,126)    (11,456,591)    (14,076,969)
   Class B                          (1,333,737)      (1,214,226)        (838,997)      (1,892,878)     (1,110,499)     (1,531,028)
   Class C                          (3,755,273)      (3,480,346)      (2,185,661)      (3,792,680)     (4,247,666)     (5,345,293)
   Class I                            (617,393)        (636,504)        (159,859)        (139,651)     (1,075,218)     (1,299,200)
Net realized gains
   Class A                                  --               --               --               --              --         (45,759)
   Class B                                  --               --               --               --              --          (6,461)
   Class C                                  --               --               --               --              --         (21,861)
   Class I                                  --               --               --               --              --          (4,098)
                                -------------------------------------------------------------------------------------------------
      Total distributions          (12,629,682)     (12,184,955)      (9,974,685)     (14,931,335)    (17,889,974)    (22,330,669)
NET INCREASE IN NET ASSETS
   FROM CAPITAL SHARE
   TRANSACTIONS                     (6,105,083)     606,911,416      986,840,052      834,731,298     (57,337,624)    200,699,541
                                -------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS       159,186,765      527,813,534    1,190,744,629      797,402,262     (50,195,774)    217,569,664

NET ASSETS
Beginning of period              1,189,045,233      661,231,699    1,224,372,979      426,970,717     762,013,987     544,444,323
                                -------------------------------------------------------------------------------------------------
End of period                   $1,348,231,998    1,189,045,233    2,415,117,608    1,224,372,979     711,818,213     762,013,987
                                =================================================================================================
Undistributed net investment
   income/(loss)                $   (2,702,017)       2,888,168       (5,762,294)       1,416,426      (4,039,289)      6,053,201

 30             See accompanying Notes to Financial Statements.

                             STATEMENTS OF CHANGES
                                 IN NET ASSETS

SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED) AND YEAR ENDED MARCH 31, 2003

                                       GLOBAL GROWTH
         GROWTH FUND                  AND INCOME FUND              HIGH YIELD FUND             MID CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------
  SIX MONTHS         YEAR         SIX MONTHS        YEAR       SIX MONTHS        YEAR       SIX MONTHS        YEAR
    ENDED            ENDED           ENDED         ENDED          ENDED         ENDED          ENDED         ENDED
SEPTEMBER 30,      MARCH 31,     SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,   MARCH 31,
     2003            2003            2003           2003          2003           2003          2003           2003
---------------------------------------------------------------------------------------------------------------------
$  (23,734,751)    (27,951,095)      521,469      1,386,956      4,478,437     2,348,437       (59,580)       (21,451)
    55,826,799    (305,787,865)      464,742     (2,617,729)       222,374      (284,480)      168,294       (259,250)
   827,681,228     (16,391,091)    4,874,273     (1,130,109)     7,761,201     2,185,405     2,958,317       (591,434)
---------------------------------------------------------------------------------------------------------------------
   859,773,276    (350,130,051)    5,860,484     (2,360,882)    12,462,012     4,249,362     3,067,031       (872,135)
---------------------------------------------------------------------------------------------------------------------
            --              --       (42,286)       (52,350)    (2,218,799)   (1,050,174)           --             --
            --              --        (4,294)        (4,517)      (577,681)     (270,783)           --             --
            --              --       (22,911)       (20,689)    (1,415,372)     (646,961)           --             --
            --              --        (2,052)        (3,078)       (80,726)      (74,100)           --             --
            --              --            --             --             --            --            --             --
            --              --            --             --             --            --            --             --
            --              --            --             --             --            --            --             --
            --              --            --             --             --            --            --             --
---------------------------------------------------------------------------------------------------------------------
            --              --       (71,543)       (80,634)    (4,292,578)   (2,042,018)           --             --
 1,436,301,419   1,500,160,677    27,655,406     20,748,007     57,705,862    77,145,843     9,668,968     11,757,954
---------------------------------------------------------------------------------------------------------------------
 2,296,074,695   1,150,030,626    33,444,347     18,306,491     65,875,296    79,353,187    12,735,999     10,885,819

 2,649,212,755   1,499,182,129    36,499,095     18,192,604     92,027,141    12,673,954    12,135,872      1,250,053
---------------------------------------------------------------------------------------------------------------------
$4,945,287,450   2,649,212,755    69,943,442     36,499,095    157,902,437    92,027,141    24,871,871     12,135,872
=====================================================================================================================
$           --              --      (713,575)      (515,386)       387,626       325,721            --             --

                See accompanying Notes to Financial Statements.               31

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the "Trust"), consists of eight series, CALAMOS Convertible Fund, CALAMOS Growth and Income Fund, CALAMOS Market Neutral Fund, CALAMOS Growth Fund, CALAMOS Global Growth and Income Fund, CALAMOS High Yield Fund, CALAMOS Mid Cap Value Fund (Effective 12/1/03, CALAMOS Mid Cap Value will be renamed to CALAMOS Value Fund) (the "Funds") and the CALAMOS Blue Chip Fund (CALAMOS Blue Chip Fund will commence operations 12/1/03). The Trust currently offers Class A, Class B, Class C and Class I shares of each of the Funds. Effective March 14, 2003 and April 30, 2003, the CALAMOS Market Neutral Fund and CALAMOS Convertible Fund, respectively, were closed to all new investments, subject to the exceptions enumerated in the Prospectus.

PORTFOLIO VALUATION. In computing the net asset value of each Fund, portfolio securities, including options, that are traded on a national securities exchange are valued at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Each outstanding futures contract is valued at the official settlement price for the contract on the exchange on which the contract is traded, except that if the market price of the contract has increased or decreased by the maximum amount permitted on the valuation date ("up or down the limit"), the contract is valued at a fair value as described below. Short-term securities with maturities of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is valued at a fair value following procedures approved by the board of trustees or a committee thereof. These procedures may utilize valuations furnished by pricing services approved by the board of trustees or a committee thereof, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which each Fund's net asset value is not calculated.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transaction. Realized foreign exchange losses of $2,400,320, $5,504 and $566,843 incurred respectively by the Convertible Fund, Growth and Income Fund and Global Growth and Income Fund and unrealized foreign exchange losses of $1,640,264 and $999,607 incurred respectively by the Convertible Fund and Global Growth and Income Fund and unrealized foreign exchange gains of $5,071 and $476 incurred respectively by the High Yield Fund and Mid Cap Value Fund are included as a

                         NOTES TO FINANCIAL STATEMENTS

component of net realized gain/loss on investments, options, and forward foreign currency contracts and change in net unrealized appreciation/depreciation on investments, options, and forward foreign currency contracts, respectively.

OPTION WRITING. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES. No provision has been made for Federal income taxes since each Fund elected to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986.

DIVIDENDS. Dividends payable to shareholders are recorded by the Funds on the ex-dividend date. Income and capital gain dividends are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for foreign currency transactions and contingent payment debt instruments.

ALLOCATION OF EXPENSES BETWEEN CLASSES. Expenses arising in connection with a specific class of shares are allocated directly. All other expenses are allocated pro rata based on relative net assets.

USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

NOTE 2 - INVESTMENT ADVISER AND TRANSACTION WITH AFFILIATES

Pursuant to an investment advisory agreement with CALAMOS ASSET MANAGEMENT, INC.("CAM"), each Fund pays a monthly investment advisory fee based on the average daily net assets of each Fund, computed as follows: The Convertible Fund, Growth and Income Fund, and Market Neutral Fund are at the annual rate of 0.75% of the first $500 million of average net assets, 0.70% of the next $500 million of average net assets, 0.65% of average net assets in excess of $1 billion. The High Yield Fund fee is at the annual rate of 0.75% of the Fund's average net assets. The Growth Fund fees are at the annual rate of 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million of average net assets, and 0.80% of average net assets in excess of $1 billion. The Global Growth and Income Fund and Mid Cap Value Fund fees are at the annual rate of 1.00% of the Fund's average net assets.

CAM has voluntarily undertaken to limit normal operating expenses of each Fund, as a percentage of the average daily net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class B shares, 2.50% for Class C shares, and 1.50% for Class I shares through August 31, 2004. For the six months ended September 30, 2003, CAM waived or absorbed expenses of $11,493 and $39,101 for the Global Growth and Income Fund and Mid Cap Value Fund, respectively.

As Distributor, CALAMOS FINANCIAL SERVICES, INC. ("CFS") assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 whereby the Fund pays to CFS an annual distribution and/or service fee of 0.25% of the average daily net assets of the Fund's Class A shares and annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Fund's Class B shares and Class C shares.

                         NOTES TO FINANCIAL STATEMENTS

CFS also receives a sales commission and/or a distribution fee on certain sales of each Fund's Class A shares. During the six months ended September 30, 2003 CFS received commissions and distribution fees of $80,887, $979,926, $1,508,742, $21,002, $41,740 and $9,405, from the sale of shares of Convertible Fund, Growth and Income Fund, Growth Fund, Global Growth and Income Fund, High Yield Fund and Mid Cap Value Fund, respectively.

Certain portfolio transactions for the Funds can be executed through CFS as broker, consistent with the Fund's policy of obtaining best price and execution. During the six months ended September 30, 2003, the Funds paid no brokerage commissions to CFS on purchases and sales of portfolio securities.

Certain officers and trustees of the Trust are also officers and directors of CFS and CAM. All officers and affiliated trustees serve without direct compensation from the Trust.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" of CAM and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the trustee. The value of a trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Calamos Investment Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Deferred compensation investments of $16,994 for the Convertible Fund, Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Growth and Income Fund, and High Yield Fund and $7,738 for the Mid Cap Value Fund are included in "Other Assets" on the Statement of Assets and Liabilities at September 30, 2003. Each Fund's obligation to make payments under the Plan is a general obligation of that Fund.

During the fiscal year ended March 31, 2001, the Funds distributed the appropriate amounts of aggregate ordinary income and capital gain distributions declared by the board of trustees. However, individual shareholders did not receive the proper per share amounts. Each Fund made an additional distribution to any shareholder of the Fund who received less than the shareholder should have received and CAM has made a capital contribution to such Fund of an equal amount. The aggregate amounts of such additional distributions were $1,179,647, $248,785, $99,891, $621,664, $38,289, and $705 for the Convertible Fund, Growth
and Income Fund, Market Neutral Fund, Growth Fund, Global Growth and Income Fund, and High Yield Fund, respectively.

As a result of the incorrect distributions, each Fund may not qualify as a regulated investment company under the Internal Revenue Code, in which case it would be subject to corporate income tax on its net investment income and net realized capital gains. However, the Trust has requested that the Internal Revenue Service recognize each Fund's continuing status as a regulated investment company notwithstanding the incorrect distributions. Management and legal counsel to the Trust believe that each Fund should be permitted to continue to qualify as a regulated investment company and no Fund has made any provision for corporate income tax obligations within the financial statements.

NOTE 3 - INVESTMENTS
Purchases and sales of investments other than short-term obligations by the Funds for the six months ended September 30, 2003 were as follows:

                                                                     MARKET                          GLOBAL          HIGH
                                  CONVERTIBLE      GROWTH AND        NEUTRAL         GROWTH        GROWTH AND       YIELD
                                      FUND         INCOME FUND        FUND            FUND         INCOME FUND       FUND
----------------------------------------------------------------------------------------------------------------------------
Purchases                         $443,341,609    1,337,657,974    521,847,652    2,480,917,820    38,576,160     90,562,216
Proceeds from sales                399,009,511      346,055,556    546,039,975    1,048,915,713    11,690,273     21,894,382

                                 MID CAP
                                  VALUE
                                   FUND
------------------------------  ----------
Purchases                       12,060,388
Proceeds from sales              1,680,612

                         NOTES TO FINANCIAL STATEMENTS

The following information is presented on an income tax basis as of September 30, 2003. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing differences.

The cost basis of investments for federal income tax purposes at September 30, 2003 was as follows:

                                                                              MARKET                        GLOBAL         HIGH
                                           CONVERTIBLE       GROWTH AND       NEUTRAL        GROWTH       GROWTH AND       YIELD
                                               FUND         INCOME FUND        FUND           FUND        INCOME FUND      FUND
-----------------------------------------------------------------------------------------------------------------------------------
Cost basis of investments (net of short
  positions)                              $1,251,357,991   2,217,020,347    366,231,955   4,068,433,702   69,118,272    143,698,767
Gross unrealized appreciation                144,681,187     221,045,257     62,700,136     991,645,478    7,021,982     11,664,201
Gross unrealized depreciation                 38,054,909      38,597,500     52,678,328      77,923,900    2,237,912      1,171,619
Net unrealized appreciation
  (depreciation)                             106,626,278     182,447,757     10,021,808     913,721,578    4,784,070     10,492,582

                                           MID CAP
                                            VALUE
                                             FUND
----------------------------------------  ----------
Cost basis of investments (net of short
  positions)                              23,095,212
Gross unrealized appreciation              3,059,012
Gross unrealized depreciation                689,456
Net unrealized appreciation
  (depreciation)                           2,369,556

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS

                                                                                  GROWTH AND
                                           CONVERTIBLE FUND                       INCOME FUND
                                     -----------------------------       -----------------------------
                                      SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                         ENDED             ENDED             ENDED             ENDED
                                     SEPTEMBER 30,       MARCH 31,       SEPTEMBER 30,       MARCH 31,
                                         2003              2003              2003              2003
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
  ORDINARY INCOME
    Class A                            6,923,279         6,853,879         6,790,168         9,106,126
    Class B                            1,333,737         1,214,226           838,997         1,892,878
    Class C                            3,755,273         3,480,346         2,185,661         3,792,680
    Class I                              617,393           636,504           159,859           139,651

LONG-TERM CAPITAL GAIN
    Class A                                   --               --                 --               --
    Class B                                   --               --                 --               --
    Class C                                   --               --                 --               --
    Class I                                   --               --                 --               --


                                          MARKET NEUTRAL FUND
                                     ------------------------------
                                      SIX MONTHS            YEAR
                                         ENDED             ENDED
                                     SEPTEMBER 30,       MARCH 31,
                                         2003               2003
-----------------------------------  ------------------------------
DISTRIBUTIONS PAID FROM:
  ORDINARY INCOME
    Class A                           11,456,591         14,122,729
    Class B                            1,110,499          1,537,489
    Class C                            4,247,666          5,367,153
    Class I                            1,075,218          1,303,298
LONG-TERM CAPITAL GAIN
    Class A                                   --                 --
    Class B                                   --                 --
    Class C                                   --                 --
    Class I                                   --                 --

                                                           GLOBAL GROWTH AND
                                GROWTH FUND                   INCOME FUND                  HIGH YIELD FUND
                         --------------------------    --------------------------    ---------------------------
                          SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS         YEAR
                             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                         SEPTEMBER 30,    MARCH 31,    SEPTEMBER 30,    MARCH 31,    SEPTEMBER 30,    MARCH 31,
                             2003           2003           2003           2003           2003            2003
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID
  FROM:
  ORDINARY INCOME
    Class A                    --             --          42,286         52,350        2,218,799      1,050,174
    Class B                    --             --           4,294          4,517          577,681        270,783
    Class C                    --             --          22,911         20,689        1,415,372        646,961
    Class I                    --             --           2,052          3,078           80,726         74,100

LONG-TERM CAPITAL GAIN
    Class A                    --             --              --             --               --             --
    Class B                    --             --              --             --               --             --
    Class C                    --             --              --             --               --             --
    Class I                    --             --              --             --               --             --


                             MID CAP VALUE FUND
                         --------------------------
                          SIX MONTHS        YEAR
                             ENDED          ENDED
                         SEPTEMBER 30,    MARCH 31,
                             2003           2003
-----------------------  --------------------------
DISTRIBUTIONS PAID
  FROM:
  ORDINARY INCOME
    Class A                    --             --
    Class B                    --             --
    Class C                    --             --
    Class I                    --             --
LONG-TERM CAPITAL GAIN
    Class A                    --             --
    Class B                    --             --
    Class C                    --             --
    Class I                    --             --

                         NOTES TO FINANCIAL STATEMENTS

As of March 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                                                 MARKET                        GLOBAL         HIGH       MID CAP
                                CONVERTIBLE     GROWTH AND      NEUTRAL         GROWTH       GROWTH AND       YIELD       VALUE
                                    FUND        INCOME FUND       FUND           FUND        INCOME FUND      FUND         FUND
---------------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary
  income--net                   $  6,132,644     1,416,426     13,606,992              --        71,538       325,721          --
Undistributed capital
  gains--net                              --            --             --              --            --            --          --
                                -------------------------------------------------------------------------------------------------
Total undistributed
  earnings--net                    6,132,644     1,416,426     13,606,992              --        71,538       325,721          --
Accumulated capital and other
  losses**                       (48,112,525)   (27,661,936)           --    (394,850,358)   (2,504,830)     (572,380)   (254,846)
Unrealized gain/(losses)--net*   (22,566,606)    (1,089,097)    9,105,112      86,040,390       (66,570)    2,646,965    (588,420)
                                -------------------------------------------------------------------------------------------------
Total accumulated
  earnings/(losses)--net        $(64,546,487)   (27,334,607)   22,712,104    (308,809,968)   (2,499,862)    2,400,306    (843,266)

 * The difference between book-basis and tax-basis unrealized gain/(losses) is attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities and other temporary book/tax differences.
** As of March 31, 2003, Convertible Fund, Growth and Income Fund, Growth Fund,
   Global Growth and Income Fund, High Yield Fund and Mid Cap Value Fund had net tax basis capital loss carryforwards which, if not used, will expire as follows:

                                                                                            GLOBAL           HIGH         MID CAP
                                    CONVERTIBLE       GROWTH AND          GROWTH          GROWTH AND         YIELD         VALUE
                                       FUND           INCOME FUND          FUND           INCOME FUND        FUND          FUND
   ------------------------------------------------------------------------------------------------------------------------------
   2009                                     --                --                 --               --         24,873           --
   2010                              8,889,957         7,155,283         59,739,635          588,039         47,366           --
   2011                             18,476,133         7,087,733        168,317,794          696,093        460,653       65,030
                                    ---------------------------------------------------------------------------------------------
                                    27,366,090        14,243,016        228,057,429        1,284,132        532,892       65,030

Post-October Losses which will be treated as having occurred on April 1, 2003 are as follows:

                                                                                             GLOBAL           HIGH        MID CAP
                                     CONVERTIBLE       GROWTH AND          GROWTH          GROWTH AND        YIELD         VALUE
                                        FUND           INCOME FUND          FUND           INCOME FUND        FUND         FUND
---------------------------------------------------------------------------------------------------------------------------------
Capital                              16,826,372        13,418,920        166,792,929         499,981         39,488       189,816
Currency                              3,920,063                --                 --         720,717             --            --

NOTE 5 - SHORT SALES
Securities sold short represent obligations to purchase the securities at a future date at then prevailing prices. The transactions result in off-balance-sheet risk (i.e., the risk that the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities). To the extent a Fund owns equivalent securities, the off-balance-sheet risk is offset. During the six months ended September 30, 2003, the Market Neutral Fund incurred net losses of $38,665,936 on short sales that are included as a component of net realized gain/loss on investments, options and forward foreign currency contracts. No other Fund engaged in short sales during the six months ended September 30, 2003.

NOTE 6 - FORWARD FOREIGN CURRENCY CONTRACTS
Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at September, 30, 2003, was a multinational bank.

As of September 30, 2003 the Convertible Fund had the following open forward foreign currency contracts:

                                                                SETTLEMENT         LOCAL            CURRENT         UNREALIZED
                                                                   DATE           CURRENCY           VALUE          GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Short Contracts
Australian Dollar                                               10/23/2003       27,300,000       $18,428,657       $  (817,427)
British Pound Sterling                                          10/23/2003        3,910,000         6,484,986          (268,086)
Euro                                                            10/23/2003        5,650,000         6,574,201          (194,586)
Swiss Franc                                                     10/23/2003       17,200,000        13,036,084          (369,279)
                                                                                                                    -----------
                                                                                                                    $(1,649,378)

                         NOTES TO FINANCIAL STATEMENTS

As of September 30, 2003 the Global Growth and Income Fund had the following open forward foreign currency contracts:

                                                                SETTLEMENT          LOCAL            CURRENT         UNREALIZED
                                                                   DATE           CURRENCY            VALUE          GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Short Contracts
Australian Dollar                                               10/23/2003         1,600,000       $ 1,080,068       $   (47,908)
British Pound Sterling                                          10/23/2003         2,875,000         4,768,372          (222,490)
Euro                                                            10/23/2003        12,780,000        14,870,493          (465,852)
Hong Kong Dollar                                                10/23/2003         5,775,000           746,032            (5,776)
Japanese Yen                                                    10/23/2003        62,100,000           556,404           (34,621)
Mexican Peso                                                    10/23/2003         1,750,000           158,203             5,809
South Korean Won                                                10/23/2003       516,000,000           447,820           (15,297)
Swedish Krona                                                   10/23/2003        18,000,000         2,325,026          (134,031)
Swiss Franc                                                     10/23/2003         2,850,000         2,160,049           (65,464)
Taiwanese Dollar                                                10/23/2003        23,300,000           693,406           (15,488)
                                                                                                                     -----------
                                                                                                                     $(1,001,118)

NOTE 7 - CALL OPTIONS WRITTEN
The Funds may engage in options transactions and in doing so achieve the similar objectives to what they would achieve through the sale or purchase of individual securities. Transactions in options written during the six months ended September 30, 2003 for the Market Neutral Fund were as follows:

                                                                NUMBER OF       PREMIUMS
                                                                CONTRACTS       RECEIVED
----------------------------------------------------------------------------------------
Options outstanding at March 31, 2003                              450          $ 90,897
Options written                                                     --                --
Options closed                                                    (450)          (90,897)
                                                                ------------------------
Options outstanding at September 30, 2003                           --          $     --
                                                                ------------------------

NOTE 8 - INTEREST BEARING CASH DEPOSIT WITH CUSTODIAN
Each Fund earns interest on its average daily balance deposited with its custodian. During the six months ended September 30, 2003, the Convertible Fund, Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Growth and Income Fund, High Yield Fund and Mid Cap Value Fund earned $13,165, $27,497, $25,471, $35,736, $363, $4,284 and $154, respectively.

                         NOTES TO FINANCIAL STATEMENTS

NOTE 9--CAPITAL SHARE TRANSACTIONS
The following table summarizes the activity in capital shares of the Funds:

                                  CONVERTIBLE FUND            GROWTH AND INCOME FUND         MARKET NEUTRAL FUND
SIX MONTHS ENDED            ----------------------------    --------------------------    --------------------------
SEPTEMBER 30, 2003            SHARES          DOLLARS         SHARES        DOLLARS         SHARES        DOLLARS
--------------------------------------------------------------------------------------------------------------------
A SHARES
Shares Sold                   4,423,766    $  79,087,567    24,828,589    $613,715,020       652,810    $  9,374,796
Shares Issued in
  reinvestment of
  distributions                 313,000        6,066,140       245,059       6,194,487       780,559      11,160,344
Less Shares Redeemed         (5,664,054)    (106,899,886)   (3,962,057)    (98,013,202)   (4,285,980)    (61,276,744)
                            ----------------------------------------------------------------------------------------
Increase                       (927,288)   $ (21,746,179)   21,111,591    $521,896,305    (2,852,611)   $(40,741,604)
                            ----------------------------------------------------------------------------------------
B SHARES
Shares Sold                     727,704    $  14,490,152     5,301,668    $143,862,915             5    $         67
Shares Issued in
  reinvestment of
  distributions                  46,042          994,688        25,077         696,455        58,956         872,581
Less Shares Redeemed           (413,379)      (8,768,290)     (477,028)    (13,042,653)     (344,586)     (5,093,134)
                            ----------------------------------------------------------------------------------------
Increase                        360,367    $   6,716,550     4,849,717    $131,516,717      (285,625)   $ (4,220,486)
                            ----------------------------------------------------------------------------------------
C SHARES
Shares Sold                   2,411,187    $  42,987,373    14,274,748    $354,852,968           195    $      2,810
Shares Issued in
  reinvestment of
  distributions                 153,686        2,973,915        75,179       1,909,564       234,210       3,390,399
Less Shares Redeemed         (2,045,675)     (38,774,719)   (1,139,041)    (28,545,827)   (1,064,770)    (15,389,371)
                            ----------------------------------------------------------------------------------------
Increase                        519,198    $   7,186,569    13,210,886    $328,216,705      (830,365)   $(11,996,162)
                            ----------------------------------------------------------------------------------------
I SHARES
Shares Sold                     346,146    $   6,024,299       288,044    $  7,110,022        67,232    $    968,560
Shares Issued in
  reinvestment of
  distributions                   7,024    $     130,765         2,981          74,077        74,092       1,053,906
Less Shares Redeemed           (237,197)      (4,417,087)      (77,274)     (1,973,774)     (169,365)     (2,401,838)
                            ----------------------------------------------------------------------------------------
Increase                        115,973    $   1,737,977       213,751    $  5,210,325       (28,041)   $   (379,372)
                            ----------------------------------------------------------------------------------------
Total Increase                   68,250    $  (6,105,083)   39,385,945    $986,840,052    (3,996,642)   $(57,337,624)
                            ----------------------------------------------------------------------------------------

                                    GROWTH FUND
SIX MONTHS ENDED            ----------------------------
SEPTEMBER 30, 2003            SHARES         DOLLARS
--------------------------------------------------------
A SHARES
Shares Sold                 35,075,371    $1,320,708,377
Shares Issued in
  reinvestment of
  distributions                     --                --
Less Shares Redeemed        (9,852,515)     (366,880,794)
                            ----------------------------
Increase                    25,222,856    $  953,827,583
                            ----------------------------
B SHARES
Shares Sold                  3,967,974    $  156,462,054
Shares Issued in
  reinvestment of
  distributions                     --                --
Less Shares Redeemed          (320,015)      (12,545,783)
                            ----------------------------
Increase                     3,647,959    $  143,916,271
                            ----------------------------
C SHARES
Shares Sold                 10,428,803    $  383,041,240
Shares Issued in
  reinvestment of
  distributions                     --                --
Less Shares Redeemed        (1,233,275)      (44,993,924)
                            ----------------------------
Increase                     9,195,528    $  338,047,316
                            ----------------------------
I SHARES
Shares Sold                    161,575    $    6,694,900
Shares Issued in
  reinvestment of
  distributions                     --                --
Less Shares Redeemed          (154,788)       (6,184,651)
                            ----------------------------
Increase                         6,787    $      510,249
                            ----------------------------
Total Increase              38,073,130    $1,436,301,419
                            ----------------------------

                                                 GLOBAL GROWTH
                                                AND INCOME FUND               HIGH YIELD FUND              MID CAP VALUE FUND
SIX MONTHS ENDED                           --------------------------    --------------------------    --------------------------
SEPTEMBER 30, 2003                           SHARES        DOLLARS         SHARES        DOLLARS         SHARES         DOLLARS
---------------------------------------------------------------------------------------------------------------------------------
A SHARES
Shares Sold                                 7,451,048    $ 51,865,798     7,653,590    $ 78,629,672      1,060,533    $10,021,694
Shares Issued in reinvestment of
  distributions                                 5,322          37,202       176,292       1,825,417             --             --
Less Shares Redeemed                       (5,527,946)    (38,652,490)   (4,965,393)    (51,378,567)      (222,210)    (2,094,890)
                                           --------------------------------------------------------------------------------------
Increase                                    1,928,424    $ 13,250,510     2,864,489    $ 29,076,522        838,323    $ 7,926,804
                                           --------------------------------------------------------------------------------------

B SHARES
Shares Sold                                   360,104    $  2,657,135       869,813    $  9,072,224         64,951    $   604,178
Shares Issued in reinvestment of
  distributions                                   429           3,164        29,121         308,276             --             --
Less Shares Redeemed                          (74,460)       (548,526)     (252,080)     (2,644,918)        (1,362)       (11,245)
                                           --------------------------------------------------------------------------------------
Increase                                      286,073    $  2,111,773       646,854    $  6,735,582         63,589    $   592,933
                                           --------------------------------------------------------------------------------------

C SHARES
Shares Sold                                 1,676,814    $ 11,621,299     2,520,147    $ 26,176,063        141,377    $ 1,317,292
Shares Issued in reinvestment of
  distributions                                 2,155          15,048        94,059         991,893             --             --
Less Shares Redeemed                         (201,303)     (1,383,063)     (513,012)     (5,371,276)       (32,951)      (304,757)
                                           --------------------------------------------------------------------------------------
Increase                                    1,477,666    $ 10,253,284     2,101,194    $ 21,796,680        108,426    $ 1,012,535
                                           --------------------------------------------------------------------------------------

I SHARES
Shares Sold                                   282,367    $  2,052,241        30,917    $    306,509         14,755    $   141,635
Shares Issued in reinvestment of
  distributions                                   293           2,052         7,798          80,726             --             --
Less Shares Redeemed                           (2,012)        (14,047)      (28,386)       (290,157)          (598)        (4,939)
                                           --------------------------------------------------------------------------------------
Increase                                      280,648    $  2,040,246        10,329    $     97,078         14,157    $   136,696
                                           --------------------------------------------------------------------------------------
Total Increase                              3,972,811    $ 27,655,813     5,622,866    $ 57,705,862      1,024,495    $ 9,668,968
                                           --------------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

                                CONVERTIBLE FUND            GROWTH AND INCOME FUND          MARKET NEUTRAL FUND        GROWTH FUND
                           ---------------------------    ---------------------------    --------------------------    -----------
YEAR ENDED MARCH 31, 2003    SHARES         DOLLARS         SHARES         DOLLARS         SHARES        DOLLARS         SHARES
----------------------------------------------------------------------------------------------------------------------------------
A SHARES
Shares Sold                23,369,883    $ 412,641,239    21,587,889    $ 484,476,636    16,352,299    $229,617,124     51,653,151
Shares Issued in
  reinvestment of
  distributions               347,497        5,976,059       354,034        7,903,149       886,025      12,462,144             --
Less Shares Redeemed       (8,265,616)    (144,801,408)   (4,721,254)    (105,135,415)   (6,806,463)    (94,872,289)   (23,122,495)
                           -------------------------------------------------------------------------------------------------------
Increase                   15,451,764    $ 273,815,890    17,220,669    $ 387,244,370    10,431,861    $147,206,979     28,530,656
                           -------------------------------------------------------------------------------------------------------
B SHARES
Shares Sold                 5,992,455    $ 118,148,077     6,668,371    $ 165,273,747       914,500    $ 13,212,413      5,197,077
Shares Issued in
  reinvestment of
  distributions                45,904          882,764        64,653        1,591,158        83,763       1,216,148             --
Less Shares Redeemed         (865,610)     (16,864,692)     (680,617)     (16,617,807)     (454,196)     (6,531,145)      (963,641)
                           -------------------------------------------------------------------------------------------------------
Increase                    5,172,749    $ 102,166,149     6,052,407    $ 150,247,098       544,067    $  7,897,416      4,233,436
                           -------------------------------------------------------------------------------------------------------
C SHARES
Shares Sold                15,534,479    $ 275,233,672    13,887,487    $ 314,682,785     4,776,121    $ 67,864,431     12,852,705
Shares Issued in
  reinvestment of
  distributions               162,094        2,793,025       144,965        3,263,710       299,952       4,263,114             --
Less Shares Redeemed       (3,009,049)     (52,961,546)   (1,509,977)     (33,817,555)   (2,397,904)    (33,741,685)    (2,954,457)
                           -------------------------------------------------------------------------------------------------------
Increase                   12,687,524    $ 225,065,151    12,522,475    $ 284,128,940     2,678,169    $ 38,385,860      9,898,248
                           -------------------------------------------------------------------------------------------------------
I SHARES
Shares Sold                   609,751    $  10,366,091       625,565    $  13,876,366       724,190    $ 10,165,571      1,191,353
Shares Issued in
  reinvestment of
  distributions                 8,130          134,136         5,267          115,167        92,057       1,284,062             --
Less Shares Redeemed         (274,902)      (4,636,001)      (41,154)        (880,643)     (308,955)     (4,240,347)       (12,393)
                           -------------------------------------------------------------------------------------------------------
Increase                      342,979    $   5,864,226       589,678    $  13,110,890       507,292    $  7,209,286      1,178,960
                           -------------------------------------------------------------------------------------------------------
Total Increase             33,655,016    $ 606,911,416    36,385,229    $ 834,731,298    14,161,389    $200,699,541     43,841,300
                           -------------------------------------------------------------------------------------------------------

                          GROWTH FUND
                           --------------
YEAR ENDED MARCH 31, 2003     DOLLARS
-------------------------  --------------
A SHARES
Shares Sold                $1,729,718,943
Shares Issued in
  reinvestment of
  distributions                        --
Less Shares Redeemed         (757,422,176)
                           --------------
Increase                   $  972,296,767
                           --------------
B SHARES
Shares Sold                $  185,030,653
Shares Issued in
  reinvestment of
  distributions                        --
Less Shares Redeemed          (32,720,159)
                           --------------
Increase                   $  152,310,494
                           --------------
C SHARES
Shares Sold                $  426,241,559
Shares Issued in
  reinvestment of
  distributions                        --
Less Shares Redeemed          (93,708,978)
                           --------------
Increase                   $  332,532,581
                           --------------
I SHARES
Shares Sold                $   43,440,735
Shares Issued in
  reinvestment of
  distributions                        --
Less Shares Redeemed             (419,900)
                           --------------
Increase                   $   43,020,835
                           --------------
Total Increase             $1,500,160,677
                           --------------

                                                   GLOBAL GROWTH
                                                  AND INCOME FUND               HIGH YIELD FUND             MID CAP VALUE FUND
                                             --------------------------    --------------------------    ------------------------
YEAR ENDED MARCH 31, 2003                      SHARES        DOLLARS         SHARES        DOLLARS        SHARES        DOLLARS
---------------------------------------------------------------------------------------------------------------------------------
A SHARES
Shares Sold                                   4,172,656    $ 26,750,436     5,263,227    $ 48,821,257    1,190,568    $ 9,684,666
Shares Issued in reinvestment of
  distributions                                   6,528          43,210        96,071         886,394           --             --
Less Shares Redeemed                         (2,597,880)    (16,475,911)   (1,359,681)    (12,663,862)     (92,330)      (733,987)
                                             ------------------------------------------------------------------------------------
Increase                                      1,581,304    $ 10,317,735     3,999,617    $ 37,043,789    1,098,238    $ 8,950,679
                                             ------------------------------------------------------------------------------------

B SHARES
Shares Sold                                     573,989    $  3,979,485     1,330,036    $ 12,701,959       79,037    $   657,033
Shares Issued in reinvestment of
  distributions                                     510           3,587        14,676         139,203           --             --
Less Shares Redeemed                           (282,425)     (1,925,996)     (101,918)       (954,068)     (13,111)      (102,704)
                                             ------------------------------------------------------------------------------------
Increase                                        292,074    $  2,057,076     1,242,794    $ 11,887,094       65,926    $   554,329
                                             ------------------------------------------------------------------------------------

C SHARES
Shares Sold                                   1,429,964    $  9,270,446     3,078,589    $ 29,296,313      161,564    $ 1,339,879
Shares Issued in reinvestment of
  distributions                                   2,109          14,019        45,037         424,789           --             --
Less Shares Redeemed                           (231,103)     (1,475,462)     (386,478)     (3,657,604)     (47,234)      (394,180)
                                             ------------------------------------------------------------------------------------
Increase                                      1,200,970    $  7,809,003     2,737,148    $ 26,063,498      114,330    $   945,699
                                             ------------------------------------------------------------------------------------

I SHARES
Shares Sold                                     897,103    $  5,733,514       255,075    $  2,328,920      175,293    $ 1,325,203
Shares Issued in reinvestment of
  distributions                                     467           3,078         8,028          74,100           --             --
Less Shares Redeemed                           (805,666)     (5,172,399)      (26,581)       (251,558)      (2,324)       (17,956)
                                             ------------------------------------------------------------------------------------
Increase                                         91,904    $    564,193       236,522    $  2,151,462      172,969    $ 1,307,247
                                             ------------------------------------------------------------------------------------
Total Increase                                3,166,252    $ 20,748,007     8,216,081    $ 77,145,843    1,451,463    $11,757,954
                                             ------------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

NOTE 10 - OTHER
SECURITIES LENDING. Effective May 28, 2003, each Fund began lending its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities, if, in the investment manager's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the investment manager will monitor the creditworthiness of the firms to which each Fund lends securities. At September 30, 2003, the Convertible Fund, Growth and Income Fund, Growth Fund and High Yield Fund had securities valued at $266,594,033, $567,954,441, $1,417,302,700 and $38,717,934 respectively, that were on loan to brokers and the Convertible Fund, Growth and Income Fund, Growth Fund and High Yield Fund had $270,924,469, $587,628,986, $1,477,125,233 and $40,367,861
respectively, in cash collateral. Income generated from securities lending for the period May 28, 2003 to September 30, 2003 was $190,671, $508,166, $806,495
and $36,808 for the Convertible Fund, Growth and Income Fund, Growth Fund and High Yield Fund, respectively.

PROXY VOTING POLICIES. A description of the CALAMOS Proxy Voting Policies and Procedures is available by calling (800) 582-6959, by visiting its website at www.calamos.com or by writing CALAMOS at: CALAMOS INVESTMENTS, Attn: Client Services, 1111 East Warrenville Road, Naperville, IL 60563, and on the Securities and Exchange Commission's website at www.sec.gov.

                      (This page intentionally left blank)

                              FINANCIAL HIGHLIGHTS

CALAMOS CONVERTIBLE FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                       Class A
                       ------------------------------------------------------------------------
                        (Unaudited)
                        Six Months
                           Ended                         Year Ended March 31,
                       September 30,    -------------------------------------------------------
                           2003           2003        2002        2001        2000       1999
-----------------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $  17.15       $  18.85    $  19.14    $  22.74    $  17.14    $ 17.43
                         --------       --------    --------    --------    --------    -------
Income from
 investment
 operations:
Net investment income        0.30           0.60        0.52        0.51        0.43       0.41
Net realized and
 unrealized gain
 (loss) on
 investments                 2.19          (2.04)       0.12       (1.14)       5.98       0.09
                         --------       --------    --------    --------    --------    -------
 Total from
  investment
  operations                 2.49          (1.44)       0.64       (0.63)       6.41       0.50
-----------------------------------------------------------------------------------------------
Capital contribution
 from Advisor                  --             --          --        0.03          --         --
Distributions:
Dividends from net
 investment income          (0.22)         (0.26)      (0.62)      (0.56)      (0.44)     (0.41)
Dividends from net
 realized gains                --             --       (0.31)      (2.41)      (0.37)     (0.38)
Distributions from
 capital
 contributions                 --             --          --       (0.03)         --         --
                         --------       --------    --------    --------    --------    -------
 Total distributions        (0.22)         (0.26)      (0.93)      (3.00)      (0.81)     (0.79)
-----------------------------------------------------------------------------------------------
Net asset value, end
 of period               $  19.42       $  17.15    $  18.85    $  19.14    $  22.74    $ 17.14
-----------------------------------------------------------------------------------------------
Total Return(a)(b)           14.5%          (7.6)%       3.6%       (3.2)%      38.1%       3.2%
-----------------------------------------------------------------------------------------------
Ratios and
 supplemental data:
Net assets, end of
 period (000)            $604,638       $550,035    $313,223    $142,293    $100,589    $67,456
Ratio of net expenses
 to average net
 assets                       1.2%*          1.2%        1.2%        1.2%        1.4%       1.4%
Ratio of net
 investment income to
 average net assets           3.0%*          3.8%        2.7%        2.5%        2.3%       2.6%
Ratio of gross
 expenses to average
 net assets prior to
 waiver of expenses
 by the advisor               1.2%*          1.2%        1.2%        1.2%        1.4%       1.4%
-----------------------------------------------------------------------------------------------

                                               Class B
                       -------------------------------------------------------
                        (Unaudited)                              September 11,
                        Six Months                                   2000
                           Ended        Year Ended March 31,        through
                       September 30,    ---------------------      March 31,
                           2003           2003         2002          2001
---------------------  -------------------------------------------------------
Net asset value,
 beginning of period     $  19.18       $  21.10     $ 21.35        $ 23.03
                         --------       --------     -------        -------
Income from
 investment
 operations:
Net investment income         .23           0.50        0.40           0.15
Net realized and
 unrealized gain
 (loss) on
 investments                 2.47          (2.26)       0.16          (1.56)
                         --------       --------     -------        -------
 Total from
  investment
  operations                 2.70          (1.76)       0.56          (1.41)
--------------------------------------------------------------------------------------------
Capital contribution
 from Advisor                  --             --          --           2.61
Distributions:
Dividends from net
 investment income          (0.14)         (0.16)      (0.50)         (0.17)
Dividends from net
 realized gains                --             --       (0.31)         (0.10)
Distributions from
 capital
 contributions                 --             --          --          (2.61)
                         --------       --------     -------        -------
 Total distributions        (0.14)         (0.16)      (0.81)         (2.88)
-----------------------------------------------------------------------------------------------
Net asset value, end
 of period               $  21.74       $  19.18     $ 21.10        $ 21.35
-----------------------------------------------------------------------------------------------
Total Return(a)(b)           14.1%          (8.3)%       2.7%           5.3%
-----------------------------------------------------------------------------------------------
Ratios and
 supplemental data:
Net assets, end of
 period (000)            $209,353       $177,823     $86,451        $13,628
Ratio of net expenses
 to average net
 assets                       1.9%*          2.0%        2.0%           1.9%*
Ratio of net
 investment income to
 average net assets           2.3%*          3.0%        1.9%           1.8%*
Ratio of gross
 expenses to average
 net assets prior to
 waiver of expenses
 by the advisor               1.9%*          2.0%        2.0%           2.7%*
-----------------------------------------------------------------------------------------------

                        (Unaudited)
                        Six Months
                           Ended                         Year Ended March 31,
                       September 30,    -------------------------------------------------------
                           2003           2003        2002        2001        2000       1999
-----------------------------------------------------------------------------------------------
Portfolio turnover
 rate                        60.7%*         35.6%       37.0%       92.6%       90.9%      78.2%
-----------------------------------------------------------------------------------------------


---------------------  -----------------------------------------------------
Portfolio turnover
 rate
-----------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -3.4%, -6.2%, -4.0%, and -3.1% for Class A, Class B, Class C and Class I shares, respectively.
*   Annualized
**  Amounts are less than $0.01 per share.

                               Class C                                     Class I
---------------------------------------------------------------------   -------------
     (Unaudited)                                                         (Unaudited)
     Six Months                                                          Six Months
        Ended                     Year Ended March 31,                      Ended
    September 30,   -------------------------------------------------   September 30,
        2003          2003       2002      2001      2000      1999         2003
-------------------------------------------------------------------------------------
      $  17.19      $  18.94   $  19.23   $ 22.62   $ 17.07   $ 17.38      $ 16.49
      --------      --------   --------   -------   -------   -------      -------
           .21          0.47       0.36      0.34      0.35      0.31         0.24
          2.20         (2.05)      0.15     (1.12)     5.93      0.11         2.16
      --------      --------   --------   -------   -------   -------      -------
          2.41         (1.58)      0.51     (0.78)     6.28      0.42         2.40
-------------------------------------------------------------------------------------
            --            --         --      0.18        --        --           --
         (0.15)        (0.17)     (0.49)    (0.34)    (0.36)    (0.35)       (0.24)
            --            --      (0.31)    (2.27)    (0.37)    (0.38)          --
            --            --         --     (0.18)       --        --           --
      --------      --------   --------   -------   -------   -------      -------
         (0.15)        (0.17)     (0.80)    (2.79)    (0.73)    (0.73)       (0.24)
-------------------------------------------------------------------------------------
      $  19.45      $  17.19   $  18.94   $ 19.23   $ 22.62   $ 17.07      $ 18.65
-------------------------------------------------------------------------------------
          14.0%         (8.3)%      2.8%     (3.1)%    37.4%      2.7%        14.6%
-------------------------------------------------------------------------------------
      $488,120      $422,336   $225,058   $97,784   $58,679   $30,843      $46,121
           1.9%*         2.0%       2.0%      1.9%      1.9%      1.9%         0.9%*
           2.3%*         3.0%       1.9%      1.8%      1.8%      2.1%         3.3%*
           1.9%*         2.0%       2.0%      2.0%      1.9%      1.9%         0.9%*
-------------------------------------------------------------------------------------

                         Class I
---  -----------------------------------------------

                  Year Ended March 31,
     -----------------------------------------------
      2003      2002      2001      2000      1999
---  -----------------------------------------------
     $ 18.13   $ 18.44   $ 22.82   $ 17.21   $ 17.47
     -------   -------   -------   -------   -------
        0.66      0.54      0.59      0.55      0.50
       (2.01)     0.13     (1.12)     5.98      0.09
     -------   -------   -------   -------   -------
       (1.35)     0.67     (0.53)     6.53      0.59
-------------------------------------------------------------------------------------
          --        --      0.00**      --        --
       (0.29)    (0.67)    (0.67)    (0.55)    (0.47)
          --     (0.31)    (3.18)    (0.37)    (0.38)
          --        --     (0.00)**      --       --
     -------   -------   -------   -------   -------
       (0.29)    (0.98)    (3.85)    (0.92)    (0.85)
-------------------------------------------------------------------------------------
     $ 16.49   $ 18.13   $ 18.44   $ 22.82   $ 17.21
-------------------------------------------------------------------------------------
        (7.4)%     3.8%     (3.1)%    38.8%      3.7%
-------------------------------------------------------------------------------------
     $38,852   $36,499   $30,069   $37,827   $34,725
         1.0%      1.0%      0.9%      0.9%      0.9%
         4.0%      2.9%      2.8%      2.8%      3.1%
         1.0%      1.0%      0.9%      0.9%      0.9%
-------------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS GROWTH & INCOME FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                        Class A
                         ----------------------------------------------------------------------
                          (Unaudited)
                          Six Months
                             Ended                        Year Ended March 31,
                         September 30,    -----------------------------------------------------
                             2003           2003        2002       2001       2000       1999
-----------------------------------------------------------------------------------------------
Net asset value,
 beginning of period      $    22.30      $  23.95    $  23.26    $ 28.29    $ 18.22    $ 18.59
                          ----------      --------    --------    -------    -------    -------
Income from investment
 operations:
Net investment income           0.17          0.66        0.50       0.61       0.40       0.39
Net realized and
 unrealized gain (loss)
 on investments                 3.15         (1.83)       0.98      (2.29)     10.34       0.79
                          ----------      --------    --------    -------    -------    -------
 Total from investment
  operations                    3.32         (1.17)       1.48      (1.68)     10.74       1.18
-----------------------------------------------------------------------------------------------
Capital contribution
 from Advisor                     --            --          --         --         --         --
 Distributions:
Dividends from net
 investment income             (0.16)        (0.48)      (0.58)     (0.62)     (0.39)     (0.39)
Dividends from net
 realized gains                   --            --       (0.21)     (2.73)     (0.28)     (1.16)
Distributions from
 capital contributions            --            --          --         --         --         --
                          ----------      --------    --------    -------    -------    -------
 Total distributions           (0.16)        (0.48)      (0.79)     (3.35)     (0.67)     (1.55)
-----------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $    25.46      $  22.30    $  23.95    $ 23.26    $ 28.29    $ 18.22
-----------------------------------------------------------------------------------------------
Total Return(a)(b)              14.9%         (4.9)%       6.5%      (6.8)%     59.8%       6.9%
-----------------------------------------------------------------------------------------------
Ratios and supplemental
 data:
Net assets, end of
 period (000)             $1,233,705      $609,838    $242,624    $82,362    $45,440    $18,981
Ratio of net expenses
 to average net assets           1.2%*         1.3%        1.3%       1.4%       1.7%       2.0%
Ratio of net investment
 income to average net
 assets                          2.0%*         3.3%        2.2%       2.6%       1.8%       2.3%
Ratio of gross expenses
 to average net assets
 prior to waiver of
 expenses by the
 advisor                         1.2%*         1.3%        1.3%       1.4%       1.7%       2.0%
-----------------------------------------------------------------------------------------------

                                                Class B
                         -----------------------------------------------------
                          (Unaudited)                            September 11,
                          Six Months          Year Ended             2000
                             Ended             March 31,            through
                         September 30,    -------------------      March 31,
                             2003           2003       2002          2001
-----------------------  -----------------------------------------------------
Net asset value,
 beginning of period       $  24.57       $  26.36    $ 25.57        28.43
                           --------       --------    -------       ------
Income from investment
 operations:
Net investment income          0.10           0.54       0.36         0.13
Net realized and
 unrealized gain (loss)
 on investments                3.45          (2.01)      1.08        (2.77)
                           --------       --------    -------       ------
 Total from investment
  operations                   3.55          (1.47)      1.44        (2.64)
--------------------------------------------------------------------------------------------
Capital contribution
 from Advisor                    --             --         --         2.91
 Distributions:
Dividends from net
 investment income            (0.07)         (0.32)     (0.44)       (0.12)
Dividends from net
 realized gains                  --             --      (0.21)       (0.10)
Distributions from
 capital contributions           --             --         --        (2.91)
                           --------       --------    -------       ------
 Total distributions          (0.07)         (0.32)     (0.65)       (3.13)
-----------------------------------------------------------------------------------------------
Net asset value, end of
 period                    $  28.05       $  24.57    $ 26.36       $25.57
-----------------------------------------------------------------------------------------------
Total Return(a)(b)             14.5%          (5.6)%      5.7%         1.0%
-----------------------------------------------------------------------------------------------
Ratios and supplemental
 data:
Net assets, end of
 period (000)              $378,993       $212,764    $68,757       $5,923
Ratio of net expenses
 to average net assets          1.9%*          2.0%       2.1%         2.1%*
Ratio of net investment
 income to average net
 assets                         1.3%*          2.6%       1.4%         1.8%*
Ratio of gross expenses
 to average net assets
 prior to waiver of
 expenses by the
 advisor                        1.9%*          2.0%       2.1%         2.3%*
-----------------------------------------------------------------------------------------------

                          (Unaudited)
                          Six Months
                             Ended                        Year Ended March 31,
                         September 30,    -----------------------------------------------------
                             2003           2003        2002       2001       2000       1999
-----------------------------------------------------------------------------------------------
Portfolio turnover rate         39.9%*        27.1%       39.7%      81.6%     116.5%      87.5%
-----------------------------------------------------------------------------------------------


-----------------------  -----------------------------------------------------
Portfolio turnover rate
-----------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -6.8%, -9.3%, -7.5%, and -6.6% for Class A, Class B, Class C and Class I shares, respectively.
*   Annualized
**  Amounts are less than $0.01 per share.

                               Class C
----------------------------------------------------------------------
      (Unaudited)
      Six Months
         Ended                     Year Ended March 31,
     September 30,   -------------------------------------------------
         2003          2003       2002      2001      2000      1999
----------------------------------------------------------------------
        $  22.47     $  24.16   $  23.47   $ 27.99   $ 18.07   $ 18.48
        --------     --------   --------   -------   -------   -------
            0.10         0.51       0.31      0.37      0.33      0.28
            3.14        (1.86)      1.01     (2.25)    10.18      0.82
        --------     --------   --------   -------   -------   -------
            3.24        (1.35)      1.32     (1.88)    10.51      1.10
----------------------------------------------------------------------
              --           --         --      0.42        --        --
           (0.08)       (0.34)     (0.42)    (0.35)    (0.31)    (0.34)
              --           --      (0.21)    (2.29)    (0.28)    (1.17)
              --           --         --     (0.42)       --        --
        --------     --------   --------   -------   -------   -------
           (0.08)       (0.34)     (0.63)    (3.06)    (0.59)    (1.51)
----------------------------------------------------------------------
        $  25.63     $  22.47   $  24.16   $ 23.47   $ 27.99   $ 18.07
----------------------------------------------------------------------
            14.4%        (5.6)%      5.8%     (5.8)%    58.9%      6.5%
----------------------------------------------------------------------
        $779,180     $386,101   $112,633   $24,311   $ 7,302   $ 2,676
             1.9%*        2.0%       2.1%      2.1%      2.2%      2.4%
             1.3%*        2.6%       1.4%      1.8%      1.3%      1.9%
             1.9%*        2.0%       2.1%      2.3%      2.2%      2.4%
----------------------------------------------------------------------

                                Class I
----  -----------------------------------------------------------
       (Unaudited)
       Six Months
          Ended                  Year Ended March 31,
      September 30,   -------------------------------------------
          2003         2003      2002     2001     2000     1999
----  -----------------------------------------------------------
         $ 21.91      $ 23.54   $22.87   $28.44   $18.30   $18.61
         -------      -------   ------   ------   ------   ------
            0.24         0.65     0.57     0.73     0.51     0.54
            3.05        (1.75)    0.94    (2.32)   10.38     0.75
         -------      -------   ------   ------   ------   ------
            3.29        (1.10)    1.51    (1.59)   10.89     1.29
----------------------------------------------------------------------
              --           --       --     0.00**     --       --
           (0.19)       (0.53)   (0.63)   (0.76)   (0.47)   (0.43)
              --           --    (0.21)   (3.22)   (0.28)   (1.17)
              --           --       --    (0.00)**     --      --
         -------      -------   ------   ------   ------   ------
           (0.19)       (0.53)   (0.84)   (3.98)   (0.75)   (1.60)
----------------------------------------------------------------------
         $ 25.01      $ 21.91   $23.54   $22.87   $28.44   $18.30
----------------------------------------------------------------------
            15.0%        (4.7)%    6.8%    (6.6)%   60.5%     7.5%
----------------------------------------------------------------------
         $23,239      $15,670   $2,956   $2,719   $3,171   $1,976
             0.9%*        1.0%     1.1%     1.1%     1.2%     1.3%
             2.3%*        3.6%     2.4%     2.8%     2.3%     2.9%
             0.9%*        1.0%     1.1%     1.1%     1.2%     1.3%
----------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS MARKET NEUTRAL FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                          Class A
                           ---------------------------------------------------------------------
                            (Unaudited)
                            Six Months
                               Ended                        Year Ended March 31,
                           September 30,    ----------------------------------------------------
                               2003           2003        2002       2001       2000       1999
------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period         $  14.14       $  13.72    $  13.34    $ 13.00    $ 11.72    $11.91
                             --------       --------    --------    -------    -------    ------
Income from investment
 operations:
 Net investment income           0.33           0.50        0.36       0.51       0.41      0.32
 Net realized and
  unrealized gain (loss)
  on investments                 0.17           0.46        0.41       0.58       1.54      0.67
                             --------       --------    --------    -------    -------    ------
  Total from investment
   operations                    0.50           0.96        0.77       1.09       1.95      0.99
------------------------------------------------------------------------------------------------
Capital contribution from
 Advisor                           --             --          --       0.01         --        --
Distributions:
 Dividends from net
  investment income             (0.37)         (0.54)      (0.37)     (0.51)     (0.41)    (0.32)
 Dividends from net
  realized gains                   --          (0.00)**    (0.02)     (0.24)     (0.26)    (0.86)
 Distributions from
  capital contributions            --             --          --      (0.01)        --        --
                             --------       --------    --------    -------    -------    ------
  Total distributions           (0.37)         (0.54)      (0.39)     (0.76)     (0.67)    (1.18)
------------------------------------------------------------------------------------------------
Net asset value, end of
 period                      $  14.27       $  14.14    $  13.72    $ 13.34    $ 13.00    $11.72
------------------------------------------------------------------------------------------------
Total Return(a)(b)                3.5%           7.1%        5.8%       8.6%      17.1%      8.7%
------------------------------------------------------------------------------------------------
Ratios and supplemental
 data:
 Net assets, end of
  period (000)               $426,997       $463,466    $306,524    $73,817    $14,224    $2,089
 Ratio of net expenses to
  average net assets(c)           1.6%*          1.5%        1.3%       1.5%       2.0%      2.1%
 Ratio of net investment
  income to average net
  assets                          4.6%*          3.5%        3.1%       5.0%       3.9%      3.1%
 Ratio of gross expenses
  to average net assets
  prior to waiver of
  expenses by the
  advisor(c)                      1.6%*          1.5%        1.3%       1.5%       4.9%      6.4%
------------------------------------------------------------------------------------------------

                                                 Class B
                           ----------------------------------------------------
                            (Unaudited)                           September 11,
                            Six Months          Year Ended            2000
                               Ended            March 31,            through
                           September 30,    ------------------      March 31,
                               2003          2003       2002          2001
-------------------------  ----------------------------------------------------
Net asset value,
 beginning of period          $ 14.60       $ 14.16    $ 13.78       $13.63
                              -------       -------    -------       ------
Income from investment
 operations:
 Net investment income           0.28          0.42       0.28         0.14
 Net realized and
  unrealized gain (loss)
  on investments                 0.18          0.46       0.41         0.16
                              -------       -------    -------       ------
  Total from investment
   operations                    0.46          0.88       0.69         0.30
---------------------------------------------------------------------------------------------
Capital contribution from
 Advisor                           --            --         --         0.51
Distributions:
 Dividends from net
  investment income             (0.31)        (0.44)     (0.29)       (0.14)
 Dividends from net
  realized gains                   --         (0.00)**   (0.02)       (0.01)
 Distributions from
  capital contributions            --            --         --        (0.51)
                              -------       -------    -------       ------
  Total distributions           (0.31)        (0.44)     (0.31)       (0.66)
------------------------------------------------------------------------------------------------
Net asset value, end of
 period                       $ 14.75       $ 14.60    $ 14.16       $13.78
------------------------------------------------------------------------------------------------
Total Return(a)(b)                3.2%          6.3%       5.1%         6.0%
------------------------------------------------------------------------------------------------
Ratios and supplemental
 data:
 Net assets, end of
  period (000)                $51,534       $55,186    $45,804       $2,108
 Ratio of net expenses to
  average net assets(c)           2.4%*         2.3%       2.1%         2.3%*
 Ratio of net investment
  income to average net
  assets                          3.8%*         2.9%       2.3%         4.3%*
 Ratio of gross expenses
  to average net assets
  prior to waiver of
  expenses by the
  advisor(c)                      2.4%*         2.3%       2.1%         2.3%*
------------------------------------------------------------------------------------------------

                            (Unaudited)
                            Six Months
                               Ended                        Year Ended March 31,
                           September 30,    ----------------------------------------------------
                               2003           2003        2002       2001       2000       1999
------------------------------------------------------------------------------------------------
Portfolio turnover rate         123.2%*        116.9%      160.7%     264.9%     266.0%    192.9%
------------------------------------------------------------------------------------------------


-------------------------  ----------------------------------------------------
Portfolio turnover rate
------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been 8.6%, 2.2%, 7.8% and 9.1%, for Class A, Class B, Class C and Class I shares, respectively.
(c) Includes 0.2%, 0.3%, 0.1%, 0.1%, 0.1%, and 0.1%, for the six months ended September 30, 2003 and for the years 2003, 2002, 2001, 2000, and 1999 respectively, related to dividend expense on short positions.
*   Annualized
**  Amounts are less than $0.01.

                              Class C                                                 Class I
    ------------------------------------------------------------   ---------------------------------------------
     (Unaudited)                                    February 16,    (Unaudited)                         May 10,
     Six Months                                         2000        Six Months        Year Ended         2000
        Ended           Year Ended March 31,          through          Ended           March 31,        through
    September 30,   -----------------------------    March 31,     September 30,   -----------------   March 31,
        2003          2003       2002      2001         2000           2003         2003      2002       2001
----------------------------------------------------------------------------------------------------------------
      $  14.29      $  13.87   $  13.50   $ 13.01      $12.82         $ 14.05      $ 13.63   $ 13.25    $ 12.97
      --------      --------   --------   -------      ------         -------      -------   -------    -------
          0.28          0.41       0.28      0.46        0.04            0.34         0.54      0.45       0.58
          0.16          0.46       0.40      0.54        0.22            0.17         0.46      0.35       0.58
      --------      --------   --------   -------      ------         -------      -------   -------    -------
          0.44          0.87       0.68      1.00        0.26            0.51         1.00      0.80       1.16
----------------------------------------------------------------------------------------------------------------
            --            --         --      0.18          --              --           --        --         --
         (0.31)        (0.45)     (0.29)    (0.37)      (0.07)          (0.39)       (0.58)    (0.40)     (0.59)
            --         (0.00)**    (0.02)   (0.14)         --              --        (0.00)**   (0.02)    (0.29)
            --            --         --     (0.18)         --              --           --        --         --
      --------      --------   --------   -------      ------         -------      -------   -------    -------
         (0.31)        (0.45)     (0.31)    (0.69)      (0.07)          (0.39)       (0.58)    (0.42)     (0.88)
----------------------------------------------------------------------------------------------------------------
      $  14.42      $  14.29   $  13.87   $ 13.50      $13.01         $ 14.17      $ 14.05   $ 13.63    $ 13.25
----------------------------------------------------------------------------------------------------------------
           3.1%          6.3%       5.1%      9.3%        2.0%            3.6%         7.4%      6.1%       9.1%
----------------------------------------------------------------------------------------------------------------
      $194,076      $204,105   $160,940   $13,438      $  207         $39,212      $39,257   $31,177    $20,665
           2.4%*         2.3%       2.1%      2.3%        2.5%*           1.4%*        1.3%      1.1%       1.3%*
           3.8%*         2.9%       2.3%      4.3%        3.2%*           4.8%*        3.9%      3.3%       5.3%*
           2.4%*         2.3%       2.1%      2.6%        4.0%*           1.4%*        1.3%      1.1%       1.3%*
----------------------------------------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS GROWTH FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                 Class A
                             -------------------------------------------------------------------------------
                              (Unaudited)
                              Six Months
                                 Ended                            Year Ended March 31,
                             September 30,   ---------------------------------------------------------------
                                 2003           2003            2002           2001         2000      1999
------------------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                    $    31.68     $    37.64      $    37.04      $  48.17      $ 23.51   $ 20.06
                              ----------     ----------      ----------      --------      -------   -------
Income from investment
 operations:
Net investment income              (0.19)**       (0.37)**        (0.41)**      (0.27)**     (0.56)    (0.30)
Net realized and unrealized
 gain (loss) on investments         9.21          (5.59)           1.01         (5.87)       28.35      3.75
                              ----------     ----------      ----------      --------      -------   -------
 Total from investment
  operations                        9.02          (5.96)           0.60         (6.14)       27.79      3.45
------------------------------------------------------------------------------------------------------------
Capital contribution from
 Advisor                              --             --              --            --           --        --
Distributions:
Dividends from net realized
 gains                                --             --              --         (4.99)       (3.13)       --
Distributions from capital
 contributions                        --             --              --            --           --        --
                              ----------     ----------      ----------      --------      -------   -------
 Total distributions                  --             --              --         (4.99)       (3.13)       --
------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                       $    40.70     $    31.68      $    37.64      $  37.04      $ 48.17   $ 23.51
------------------------------------------------------------------------------------------------------------
Total Return(a)(b)                  28.5%         (15.8)%           1.6%        (14.2)%      123.4%     17.2%
------------------------------------------------------------------------------------------------------------
Ratios and supplemental
 data:
Net assets, end of period
 (000)                        $3,298,170     $1,768,431      $1,027,091      $140,353      $40,102   $13,553
Ratio of net expenses to
 average net assets                  1.3%*          1.4%            1.5%          1.5%         2.0%      2.0%
Ratio of net investment
 income to average net
 assets                             (1.0)%*        (1.1)%          (1.1)%        (0.7)%       (1.7)%    (1.6)%
Ratio of gross expenses to
 average net assets prior
 to waiver of expenses by
 the advisor                         0.7%*          1.4%            1.5%          1.5%         2.4%      2.4%
------------------------------------------------------------------------------------------------------------

                                                    Class B
                             -----------------------------------------------------
                              (Unaudited)                            September 11,
                              Six Months                                 2000
                                 Ended       Year Ended March 31,       through
                             September 30,   ---------------------     March 31,
                                 2003          2003        2002          2001
---------------------------  -----------------------------------------------------
Net asset value, beginning
 of period                     $  33.24      $  39.79    $  39.45       $50.67
                               --------      --------    --------       ------
Income from investment
 operations:
Net investment income             (0.35)**      (0.65)**    (0.47)**     (0.31)**
Net realized and unrealized
 gain (loss) on investments        9.66         (5.90)       0.81       (10.02)
                               --------      --------    --------       ------
 Total from investment
  operations                       9.31         (6.55)       0.34       (10.33)
------------------------------------------------------------------------------------------------
Capital contribution from
 Advisor                             --            --          --         3.77
Distributions:
Dividends from net realized
 gains                               --            --          --        (0.89)
Distributions from capital
 contributions                       --            --          --        (3.77)
                               --------      --------    --------       ------
 Total distributions                 --            --          --        (4.66)
------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                        $  42.55      $  33.24    $  39.79       $39.45
------------------------------------------------------------------------------------------------------------
Total Return(a)(b)                 28.0%        (16.5)%       0.9%       (13.0)%
------------------------------------------------------------------------------------------------------------
Ratios and supplemental
 data:
Net assets, end of period
 (000)                         $475,311      $250,121    $130,934       $7,158
Ratio of net expenses to
 average net assets                 2.1%*         2.2%        2.3%         2.2%*
Ratio of net investment
 income to average net
 assets                            (1.8)%*       (1.9)%      (1.9)%       (1.4)%*
Ratio of gross expenses to
 average net assets prior
 to waiver of expenses by
 the advisor                        2.1%*         2.2%        2.3%         3.4%*
------------------------------------------------------------------------------------------------------------

                              (Unaudited)
                              Six Months
                                 Ended                            Year Ended March 31,
                             September 30,   ---------------------------------------------------------------
                                 2003           2003            2002           2001         2000      1999
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             57.7%*         60.5%           78.8%         90.9%       175.3%    184.3%
------------------------------------------------------------------------------------------------------------


---------------------------  ---------------------------------------------------
Portfolio turnover rate
------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -14.2%, -20.6%, -14.8%, and -13.9% for Class A, Class B, Class C and Class I shares, respectively.
*   Annualized
**  Net investment income allocated based on average shares method.

                                 Class C
--------------------------------------------------------------------------
     (Unaudited)
     Six Months
        Ended                        Year Ended March 31,
    September 30,   ------------------------------------------------------
        2003          2003         2002        2001        2000      1999
--------------------------------------------------------------------------
     $    30.94     $  37.03     $  36.72     $ 47.16     $ 23.18   $19.85
     ----------     --------     --------     -------     -------   ------
          (0.32)**     (0.61)**     (0.68)**    (0.56)**    (1.55)   (0.11)
           8.98        (5.48)        0.99       (5.82)      28.66     3.44
     ----------     --------     --------     -------     -------   ------
           8.66        (6.09)        0.31       (6.38)      27.11     3.33
--------------------------------------------------------------------------
             --           --           --        0.61          --       --
             --           --           --       (4.06)      (3.13)      --
             --           --           --       (0.61)         --       --
     ----------     --------     --------     -------     -------   ------
             --           --           --       (4.67)      (3.13)      --
--------------------------------------------------------------------------
     $    39.60     $  30.94     $  37.03     $ 36.72     $ 47.16   $23.18
--------------------------------------------------------------------------
           28.0%       (16.5)%        0.8%      (13.4)%     122.2%    16.8%
--------------------------------------------------------------------------
     $1,112,836     $585,040     $333,734     $52,463     $ 6,017   $  308
            2.1%*        2.2%         2.3%        2.2%        2.5%     2.5%
           (1.8)%*      (1.9)%       (1.9)%      (1.4)%      (2.2)%   (2.1)%
            2.1%*        2.2%         2.3%        2.5%        3.0%     3.0%
--------------------------------------------------------------------------

                                  Class I
---  -----------------------------------------------------------------
      (Unaudited)
      Six Months
         Ended                 Year Ended March 31,
     September 30,   ----------------------------------------
         2003         2003        2002       2001       2000     1999
---  -----------------------------------------------------------------
        $ 33.38      $ 39.56     $38.83     $48.73     $23.71   $20.12
        -------      -------     ------     ------     ------   ------
          (0.15)**     (0.30)**   (0.34)**   (0.18)**   (0.39)   (0.21)
           9.71        (5.88)      1.07      (6.10)     28.54     3.80
        -------      -------     ------     ------     ------   ------
           9.56        (6.18)      0.73      (6.28)     28.15     3.59
--------------------------------------------------------------------------
             --           --         --       1.04         --       --
             --           --         --      (3.62)     (3.13)      --
             --           --         --      (1.04)        --       --
        -------      -------     ------     ------     ------   ------
             --           --         --      (4.66)     (3.13)      --
--------------------------------------------------------------------------
        $ 42.94      $ 33.38     $39.56     $38.83     $48.73   $23.71
--------------------------------------------------------------------------
           28.6%       (15.6)%      1.9%     (11.6)%    123.9%    17.8%
--------------------------------------------------------------------------
        $58,970      $45,620     $7,424     $7,053     $4,011   $1,792
            1.1%*        1.2%       1.3%       1.2%       1.5%     1.5%
           (0.8)%*      (0.9)%     (0.9)%     (0.4)%     (1.2)%   (1.1)%
            1.1%*        1.2%       1.3%       1.8%       1.9%     1.8%
--------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS GLOBAL GROWTH AND INCOME FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                        Class A
                                          -------------------------------------------------------------------
                                           (Unaudited)
                                           Six Months
                                              Ended                       Year Ended March 31,
                                          September 30,    --------------------------------------------------
                                              2003          2003       2002       2001       2000       1999
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  6.27       $  6.89    $  7.12    $  9.24    $  6.61    $ 6.56
                                             -------       -------    -------    -------    -------    ------
Income from investment operations:
 Net investment income                          0.06          0.46       0.18       0.15       0.05      0.02
 Net realized and unrealized gain (loss)
 on investments                                 0.82         (1.06)     (0.15)     (1.12)      2.76      0.29
                                             -------       -------    -------    -------    -------    ------
 Total from investment operations               0.88         (0.60)      0.03      (0.97)      2.81      0.31
-------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                 --            --         --       0.01         --        --
Distributions:
 Dividends from net investment income          (0.01)        (0.02)     (0.23)     (0.47)     (0.04)    (0.13)
 Dividends from net realized gains                --            --      (0.03)     (0.68)     (0.14)    (0.13)
 Distributions from capital
 contributions                                    --            --         --      (0.01)        --        --
                                             -------       -------    -------    -------    -------    ------
 Total distributions                           (0.01)        (0.02)     (0.26)     (1.16)     (0.18)    (0.26)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $  7.14       $  6.27    $  6.89    $  7.12    $  9.24    $ 6.61
-------------------------------------------------------------------------------------------------------------
Total Return(a)(b)                              14.0%         (8.7)%      0.5%     (11.2)%     42.7%      5.1%
-------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)             $38,128       $21,397    $12,611    $11,084    $11,520    $6,447
 Ratio of net expenses to average net
 assets                                          1.8%*         1.8%       1.8%       1.8%       2.0%      2.0%
 Ratio of net investment income to
 average net assets                              2.2%*         5.2%       1.7%       1.7%       0.5%      1.3%
 Ratio of gross expenses to average net
 assets prior to waiver of expenses by
 the advisor                                     1.8%*         2.4%       2.9%       2.9%       3.2%      3.2%
-------------------------------------------------------------------------------------------------------------

                                                               Class B
                                          --------------------------------------------------
                                           (Unaudited)                         September 11,
                                           Six Months         Year Ended           2000
                                              Ended           March 31,           through
                                          September 30,    ----------------      March 31,
                                              2003          2003      2002         2001
----------------------------------------  --------------------------------------------------
Net asset value, beginning of period         $ 6.63        $ 7.34    $ 7.58       $ 9.11
                                             ------        ------    ------       ------
Income from investment operations:
 Net investment income                        (0.03)         0.31      0.20         0.26
 Net realized and unrealized gain (loss)
 on investments                                0.93         (1.00)    (0.21)       (1.31)
                                             ------        ------    ------       ------
 Total from investment operations              0.90         (0.69)    (0.01)       (1.05)
----------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                --            --        --         0.61
Distributions:
 Dividends from net investment income         (0.01)        (0.02)    (0.20)       (0.38)
 Dividends from net realized gains               --            --     (0.03)       (0.10)
 Distributions from capital
 contributions                                   --            --        --        (0.61)
                                             ------        ------    ------       ------
 Total distributions                          (0.01)        (0.02)    (0.23)       (1.09)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $ 7.52        $ 6.63    $ 7.34       $ 7.58
-------------------------------------------------------------------------------------------------------------
Total Return(a)(b)                             13.6%         (9.4)%    (0.1)%       (4.6)%
-------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)             $5,012        $2,522    $  648       $   28
 Ratio of net expenses to average net
 assets                                         2.5%*         2.5%      2.5%         2.5%*
 Ratio of net investment income to
 average net assets                             1.5%*         4.5%      1.0%         1.0%*
 Ratio of gross expenses to average net
 assets prior to waiver of expenses by
 the advisor                                    2.5%*         3.2%      3.7%         4.6%*
-------------------------------------------------------------------------------------------------------------

                                          (Unaudited)
                                          Six Months
                                            Ended                         Year Ended March 31,
                                          September 30,    --------------------------------------------------
                                             2003           2003       2002       2001       2000       1999
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                        45.5%*        59.5%      75.6%     111.4%      84.6%    106.3%
------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
------------------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -11.3%, -11.7%, -11.9%, and -11.0% for Class A, Class B, Class C and Class I shares, respectively.
 * Annualized
** Amounts are less than $0.01.

                              Class C
    -----------------------------------------------------------
     (Unaudited)
     Six Months
        Ended                  Year Ended March 31,
    September 30,   -------------------------------------------
        2003         2003      2002     2001     2000     1999
---------------------------------------------------------------
       $  6.28      $  6.95   $ 7.19   $ 9.14   $ 6.57   $ 6.53
       -------      -------   ------   ------   ------   ------
         (0.00)**      0.39     0.20     0.11     0.02     0.01
          0.85        (1.04)   (0.22)   (1.14)    2.73     0.27
       -------      -------   ------   ------   ------   ------
          0.85        (0.65)   (0.02)   (1.03)    2.75     0.28
---------------------------------------------------------------
            --           --       --     0.12       --       --
         (0.01)       (0.02)   (0.19)   (0.36)   (0.04)   (0.11)
            --           --    (0.03)   (0.56)   (0.14)   (0.13)
            --           --       --    (0.12)      --       --
       -------      -------   ------   ------   ------   ------
         (0.01)       (0.02)   (0.22)   (1.04)   (0.18)   (0.24)
---------------------------------------------------------------
       $  7.12      $  6.28   $ 6.95   $ 7.19   $ 9.14   $ 6.57
---------------------------------------------------------------
          13.5%        (9.3)%   (0.3)%  (10.4)%   42.0%     4.6%
---------------------------------------------------------------
       $23,483      $11,426   $4,301   $2,477   $1,409   $  729
           2.5%*        2.5%     2.5%     2.5%     2.5%     2.5%
           1.5%*        4.5%     1.0%     1.0%     0.0%     0.8%
           2.5%*        3.2%     3.7%     3.9%     4.0%     4.0%
---------------------------------------------------------------

                              Class I
     ----------------------------------------------------------
      (Unaudited)
      Six Months
         Ended                  Year Ended March 31,
     September 30,   ------------------------------------------
         2003         2003     2002     2001     2000     1999
---  ----------------------------------------------------------
        $ 6.27       $ 6.86   $ 7.09   $ 9.24   $ 6.63   $ 6.56
        ------       ------   ------   ------   ------   ------
          0.01         0.52     0.16     0.19     0.08     0.03
          0.88        (1.09)   (0.11)   (1.13)    2.72     0.31
        ------       ------   ------   ------   ------   ------
          0.89        (0.57)    0.05    (0.94)    2.80     0.34
---------------------------------------------------------------
            --           --       --     0.01       --       --
         (0.01)       (0.02)   (0.25)   (0.50)   (0.05)   (0.14)
            --           --    (0.03)   (0.71)   (0.14)   (0.13)
            --           --       --    (0.01)      --       --
        ------       ------   ------   ------   ------   ------
         (0.01)       (0.02)   (0.28)   (1.22)   (0.19)   (0.27)
---------------------------------------------------------------
        $ 7.15       $ 6.27   $ 6.86   $ 7.09   $ 9.24   $ 6.63
---------------------------------------------------------------
          14.1%        (8.3)%    0.8%   (10.9)%   42.5%     5.6%
---------------------------------------------------------------
        $3,321       $1,155   $  633   $  621   $  689   $  484
           1.5%*        1.5%     1.5%     1.5%     1.5%     1.5%
           2.5%*        5.5%     2.0%     2.0%     1.0%     1.8%
           1.5%*        2.2%     2.7%     2.6%     2.4%     2.4%
---------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS HIGH YIELD FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                 Class A
                                        ---------------------------------------------------------
                                         (Unaudited)                                     Aug. 1,
                                         Six Months                                       1999
                                            Ended           Year Ended March 31,         through
                                        September 30,    ---------------------------    March 31,
                                            2003          2003       2002      2001       2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  9.60       $  9.85    $ 9.55    $ 9.53     $10.00
                                           -------       -------    ------    ------     ------
Income from investment operations:
 Net investment income                        0.32          0.48      0.54      0.64       0.33
 Net realized and unrealized gain
  (loss) on investments                       0.75         (0.26)     0.29      0.02      (0.48)
                                           -------       -------    ------    ------     ------
  Total from investment operations            1.07          0.22      0.83      0.66      (0.15)
-------------------------------------------------------------------------------------------------
Capital contribution from Advisor               --            --        --      0.00**       --
Distributions:
 Dividends from net investment income        (0.32)        (0.47)    (0.53)    (0.64)     (0.32)
 Distributions from capital
  contributions                                 --            --        --     (0.00)**      --
                                           -------       -------    ------    ------     ------
  Total distributions                        (0.32)        (0.47)    (0.53)    (0.64)     (0.32)
-------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 10.35       $  9.60    $ 9.85    $ 9.55     $ 9.53
-------------------------------------------------------------------------------------------------
Total Return(a)(b)                            11.2%          2.5%      9.0%      7.1%      (1.5)%
-------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
 Net assets, end of period (000)           $78,425       $45,265    $7,023    $2,243     $  728
 Ratio of net expenses to average net
  assets                                       1.3%*         1.8%      1.8%      1.8%       2.0%*
 Ratio of net investment income to
  average net assets                           7.0%*         7.0%      6.3%      7.6%       5.9%*
 Ratio of gross expenses to average
  net assets prior to waiver of
  expenses by the advisor                      1.3%*         2.0%      5.8%     12.4%      13.1%*
-------------------------------------------------------------------------------------------------

                                                            Class B
                                        -----------------------------------------------
                                         (Unaudited)                          Dec. 21,
                                         Six Months         Year Ended          2000
                                            Ended            March 31,         through
                                        September 30,    -----------------    March 31,
                                            2003          2003       2002       2001
--------------------------------------  -----------------------------------------------
Net asset value, beginning of period       $  9.82       $ 10.07    $ 9.77     $ 9.39
                                           -------       -------    ------     ------
Income from investment operations:
 Net investment income                        0.30          0.45      0.47       0.07
 Net realized and unrealized gain
  (loss) on investments                       0.75         (0.28)     0.31       0.38
                                           -------       -------    ------     ------
  Total from investment operations            1.05          0.17      0.78       0.45
-------------------------------------------------------------------------------------------------
Capital contribution from Advisor               --            --        --       0.23
Distributions:
 Dividends from net investment income        (0.29)        (0.42)    (0.48)     (0.07)
 Distributions from capital
  contributions                                 --            --        --      (0.23)
                                           -------       -------    ------     ------
  Total distributions                        (0.29)        (0.42)    (0.48)     (0.30)
-------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 10.58       $  9.82    $10.07     $ 9.77
-------------------------------------------------------------------------------------------------
Total Return(a)(b)                            10.7%          1.9%      8.3%       7.3%
-------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
 Net assets, end of period (000)           $22,107       $14,166    $2,014     $   40
 Ratio of net expenses to average net
  assets                                       2.1%*         2.5%      2.5%       2.5%*
 Ratio of net investment income to
  average net assets                           6.2%*         6.3%      5.6%       6.8%*
 Ratio of gross expenses to average
  net assets prior to waiver of
  expenses by the advisor                      2.1%*         2.7%      6.5%      13.1%*
-------------------------------------------------------------------------------------------------

                                        (Unaudited)                                     Aug. 1,
                                        Six Months                                       1999
                                          Ended             Year Ended March 31,        through
                                        September 30,    ---------------------------    March 31,
                                           2003           2003       2002      2001      2000
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       36.0%*        33.2%     36.7%     19.7%       1.6%*
---------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
-----------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been 7.1%, 4.8% and 5.6% for Class A, Class B and Class C shares, respectively.
*   Annualized
**  Amounts are less than $0.01 per share.

                        Class C                                       Class I
    ------------------------------------------------   -------------------------------------
     (Unaudited)                           Dec. 21,     (Unaudited)                March 1,
     Six Months                              2000       Six Months       Year        2002
        Ended       Year Ended March 31,    through        Ended         Ended      through
    September 30,   --------------------   March 31,   September 30,   March 31,   March 31,
        2003          2003        2002       2001          2003          2003        2002
--------------------------------------------------------------------------------------------
       $  9.78       $ 10.04     $ 9.74     $ 9.39         $ 9.60       $ 9.84      $ 9.67
       -------       -------     ------     ------         ------       ------      ------
          0.28          0.47       0.46       0.18           0.38         0.61        0.06
          0.77         (0.31)      0.33       0.35           0.70        (0.37)       0.20
       -------       -------     ------     ------         ------       ------      ------
          1.05          0.16       0.79       0.53           1.08         0.24        0.26
--------------------------------------------------------------------------------------------
            --            --         --       0.15             --           --          --
         (0.29)        (0.42)     (0.49)     (0.18)         (0.33)       (0.48)      (0.09)
            --            --         --      (0.15)            --           --          --
       -------       -------     ------     ------         ------       ------      ------
         (0.29)        (0.42)     (0.49)     (0.33)         (0.33)       (0.48)      (0.09)
--------------------------------------------------------------------------------------------
       $ 10.54       $  9.78     $10.04     $ 9.74         $10.35       $ 9.60      $ 9.84
--------------------------------------------------------------------------------------------
          10.7%          1.8%       8.4%       7.2%          11.3%         2.8%        2.7%
--------------------------------------------------------------------------------------------
       $54,815       $30,324     $3,636     $   11         $2,555       $2,272      $    1
           2.1%*         2.5%       2.5%       2.5%*          1.1%*        1.5%        1.5%*
           6.2%*         6.3%       5.6%       6.8%*          7.2%*        7.3%        6.6%*
           2.1%*         2.7%       6.5%      13.1%*          1.1%*        1.7%        5.5%*
--------------------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS MID CAP VALUE FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                             Class A
                                             ----------------------------------------
                                              (Unaudited)                  January 2,
                                              Six Months        Year          2002
                                                 Ended          Ended       through
                                             September 30,    March 31,    March 31,
                                                 2003           2003          2002
-------------------------------------------------------------------------------------
Net asset value, beginning of period            $  7.70        $ 9.89        $10.00
Income from investment operations:
 Net investment income                            (0.02)        (0.01)           --
 Net realized and unrealized gain (loss) on
 investments                                       1.89         (2.18)        (0.11)
                                                -------        ------        ------
 Total from investment operations                  1.87         (2.19)        (0.11)
-------------------------------------------------------------------------------------
Capital contribution from Advisor                    --            --            --
Distributions:
 Dividends from net investment income                --            --            --
 Dividends from net realized gains                   --            --            --
 Distributions from capital contributions            --            --            --
                                                -------        ------        ------
 Total distributions                                 --            --            --
-------------------------------------------------------------------------------------
Net asset value, end of period                  $  9.57        $ 7.70        $ 9.89
-------------------------------------------------------------------------------------
Total Return(a)                                    24.3%        (22.1)%        (1.1)%
-------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)                $19,630        $9,333        $1,130
 Ratio of net expenses to average net
 assets                                             1.8%*         1.8%          1.8%*
 Ratio of net investment income to average
 net assets                                        (0.6)%*       (0.3)%        (0.3)%*
 Ratio of gross expenses to average net
 assets prior to waiver of expenses by the
 advisor                                            2.2%*         6.1%         32.3%*
-------------------------------------------------------------------------------------

                                                             Class B
                                             ----------------------------------------
                                              (Unaudited)                  January 2,
                                              Six Months        Year          2002
                                                 Ended          Ended       through
                                             September 30,    March 31,    March 31,
                                                 2003           2003          2002
-------------------------------------------  ----------------------------------------
Net asset value, beginning of period            $ 7.63         $ 9.87        $10.00
Income from investment operations:
 Net investment income                           (0.02)         (0.03)        (0.01)
 Net realized and unrealized gain (loss) on
 investments                                      1.84          (2.21)        (0.12)
                                                ------         ------        ------
 Total from investment operations                 1.82          (2.24)        (0.13)
-------------------------------------------------------------------------------------
Capital contribution from Advisor                   --             --            --
Distributions:
 Dividends from net investment income               --             --            --
 Dividends from net realized gains                  --             --            --
 Distributions from capital contributions           --             --            --
                                                ------         ------        ------
 Total distributions                                --             --            --
-------------------------------------------------------------------------------------
Net asset value, end of period                  $ 9.45         $ 7.63        $ 9.87
-------------------------------------------------------------------------------------
Total Return(a)                                   23.9%         (22.7)%        (1.3)%
-------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)                $1,276         $  545        $   55
 Ratio of net expenses to average net
 assets                                            2.5%*          2.5%          2.5%*
 Ratio of net investment income to average
 net assets                                       (1.3)%*        (1.0)%        (1.0)%*
 Ratio of gross expenses to average net
 assets prior to waiver of expenses by the
 advisor                                           2.9%*          6.8%         33.0%*
-------------------------------------------------------------------------------------

                                                              (Unaudited)                   January 2,
                                                              Six Months        Year          2002
                                                                Ended           Ended       through
                                                              September 30,    March 31,    March 31,
                                                                 2003           2003          2002
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             19.5%*        33.6%          0.0%*
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Portfolio turnover rate
--------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
*   Annualized

                   Class C                                  Class I
    --------------------------------------   -------------------------------------
     (Unaudited)                January 2,    (Unaudited)                March 1,
     Six Months       Year         2002       Six Months       Year        2002
        Ended         Ended      through         Ended         Ended      through
    September 30,   March 31,   March 31,    September 30,   March 31,   March 31,
        2003          2003         2002          2003          2003        2002
----------------------------------------------------------------------------------
       $ 7.63        $ 9.88       $10.00        $ 7.72        $ 9.90       $9.83
        (0.02)        (0.03)       (0.01)        (0.01)           --          --
         1.84         (2.22)       (0.11)         1.90         (2.18)       0.07
       ------        ------       ------        ------        ------       -----
         1.82         (2.25)       (0.12)         1.89         (2.18)       0.07
----------------------------------------------------------------------------------
           --            --           --            --            --          --
           --            --           --            --            --          --
           --            --           --            --            --
           --            --           --            --            --          --
       ------        ------       ------        ------        ------       -----
           --            --           --            --            --          --
----------------------------------------------------------------------------------
       $ 9.45        $ 7.63       $ 9.88        $ 9.61        $ 7.72       $9.90
----------------------------------------------------------------------------------
         23.9%        (22.8)%       (1.2)%        24.5%        (22.0)%       0.7%
----------------------------------------------------------------------------------
       $2,166        $  922       $   65        $1,800        $1,336       $   1
          2.5%*         2.5%         2.5%*         1.5%*         1.5%        1.5%*
         (1.3)%*       (1.0)%       (1.0)%*       (0.3)%*       (0.1)%      (0.0)%*
          2.9%*         6.8%        33.0%*         1.9%*         5.8%       32.0%*
----------------------------------------------------------------------------------

                  INDEPENDENT ACCOUNTANT'S REVIEW REPORT

The Board of Trustees and Shareholders
CALAMOS INVESTMENT TRUST

We have reviewed the accompanying statements of assets and liabilities of CALAMOS INVESTMENT TRUST (comprising the CALAMOS Convertible Fund, CALAMOS Growth and Income Fund, CALAMOS Market Neutral Fund, CALAMOS Growth Fund, CALAMOS Global Growth and Income Fund, CALAMOS High Yield Fund and CALAMOS Mid Cap Value Fund), including the schedules of investments, as of September 30, 2003, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended September 30, 2003. These interim financial statements are the responsibility of the Funds' management.

We conducted our reviews in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance auditing standards generally accepted in the United States, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our reviews, we are not aware of any material modifications that should be made to the accompanying interim statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with auditing standards generally accepted in the United States of America, the statements of changes in net assets for the year ended March 31, 2003, and financial highlights for each of the years in the period ended March 31, 2003, and in our report dated May 19, 2003, we expressed an unqualified opinion on such statements of changes in net assets and financial highlights.

                                    /s/ Ernst & Young LLP

Chicago, Illinois
November 3, 2003

    FOR 24 HOUR SHAREHOLDER ASSISTANCE
    800.823.7386

    TO OPEN AN ACCOUNT OR OBTAIN INFORMATION
    800.582.6959

    VISIT OUR WEB-SITE
    www.calamos.com

    INVESTMENT ADVISOR
    CALAMOS ASSET MANAGEMENT, INC.
    1111 E. Warrenville Road
    Naperville, IL 60563-1463

    TRANSFER AGENT
    US Bancorp Fund Services, LLC
    615 E. Michigan St. 3rd floor
    Milwaukee, WI 53202

    INDEPENDENT AUDITORS
    Ernst & Young LLP
    Chicago, IL

    LEGAL COUNSEL
    Bell, Boyd & Lloyd

    Chicago, IL

CALAMOS INVESTMENT TRUST

This report, including the unaudited financial statements contained herein, is submitted for general information for the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless it is accompanied by a currently effective prospectus of the Funds, and, after December 31, 2003, updated performance data for the most recently completed calendar quarter. The views expressed in this report reflect those of CALAMOS ASSET MANAGEMENT, Inc. only through September 30, 2003. The manager's views are
subject to change at any time based on market and other conditions.   1400 11/03

[RECYCLED LOGO]

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED.]

ITEM 9.  CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1)  Certification of Principal Executive Officer.

(b)(2)  Certification of Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:    /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  December 3, 2003

By:    /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  December 3, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:   /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  December 3, 2003

By:   /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  December 3, 2003